UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3114

Fidelity Select Portfolios

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

 (Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 29

Date of reporting period:	November 30, 2015

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Select Portfolios®

Consumer Finance Portfolio

November 30, 2015

SAV-QTLY-0116
1.810686.111

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
Capital Markets - 0.7%
Investment Banking & Brokerage - 0.7%
E*TRADE Financial Corp. (a)	25,800	$785,094
Consumer Finance - 38.1%
Consumer Finance - 38.1%
Ally Financial, Inc. (a)	248,600	4,962,056
American Express Co.	59,500	4,262,580
Capital One Financial Corp.	65,000	5,103,150
Cash America International, Inc.	11,919	402,266
Credit Acceptance Corp. (a)(b)	8,775	1,758,686
Discover Financial Services	87,200	4,949,472
First Cash Financial Services, Inc. (a)	10,900	423,901
Navient Corp.	262,200	3,122,802
Nelnet, Inc. Class A	26,300	867,900
OneMain Holdings, Inc. (a)	93,900	4,550,394
Santander Consumer U.S.A. Holdings, Inc. (a)	215,300	3,797,892
SLM Corp. (a)	311,500	2,104,183
Synchrony Financial (a)	172,100	5,477,943
		41,783,225
Diversified Financial Services - 1.3%
Specialized Finance - 1.3%
Element Financial Corp.	111,100	1,422,599
IT Services - 26.7%
Data Processing & Outsourced Services - 26.7%
Alliance Data Systems Corp. (a)	2,200	631,070
Blackhawk Network Holdings, Inc. (a)	46,400	2,197,040
Euronet Worldwide, Inc. (a)	27,100	2,106,212
EVERTEC, Inc.	11,900	204,442
Fidelity National Information Services, Inc.	1,500	95,505
Fiserv, Inc. (a)	6,400	615,936
Global Payments, Inc.	31,900	2,260,115
MasterCard, Inc. Class A	75,300	7,373,376
Total System Services, Inc.	36,600	2,048,136
Vantiv, Inc. (a)	15,900	838,089
Visa, Inc. Class A	130,236	10,289,947
Worldline SA (a)(c)	23,000	591,842
		29,251,710
Real Estate Investment Trusts - 12.9%
Mortgage REITs - 12.9%
Altisource Residential Corp. Class B	30,800	407,792
American Capital Agency Corp.	214,700	3,853,865
Annaly Capital Management, Inc.	359,300	3,442,094
Capstead Mortgage Corp.	37,300	353,977
Chimera Investment Corp.	142,780	2,011,770
Hatteras Financial Corp.	42,500	598,400
Invesco Mortgage Capital, Inc.	53,157	713,367
MFA Financial, Inc.	84,500	589,810
New Residential Investment Corp.	117,450	1,493,964
Redwood Trust, Inc.	53,600	738,608
		14,203,647
Thrifts & Mortgage Finance - 19.4%
Thrifts & Mortgage Finance - 19.4%
Astoria Financial Corp.	39,400	635,128
BofI Holding, Inc. (a)(b)	28,800	576,864
Capitol Federal Financial, Inc.	47,200	612,184
EverBank Financial Corp.	48,800	842,288
Flagstar Bancorp, Inc. (a)	300	7,368
Kearny Financial Corp.	48,800	614,880
Meridian Bancorp, Inc.	76,400	1,120,024
MGIC Investment Corp. (a)	300,128	2,863,221
Nationstar Mortgage Holdings, Inc. (a)(b)	65,000	885,300
New York Community Bancorp, Inc.	238,800	3,916,320
Northfield Bancorp, Inc.	200	3,186
Ocwen Financial Corp. (a)(b)	47,800	340,814
PHH Corp. (a)	18,000	305,460
Provident Financial Services, Inc.	8,000	167,040
Radian Group, Inc.	160,265	2,283,776
TFS Financial Corp.	225,700	4,236,389
Washington Federal, Inc.	42,000	1,085,280
WSFS Financial Corp.	23,200	792,512
		21,288,034
TOTAL COMMON STOCKS
(Cost $91,424,096)		108,734,309

Money Market Funds - 2.3%
Fidelity Securities Lending Cash Central Fund, 0.22% (d)(e)
(Cost $2,497,665)	2,497,665	2,497,665
TOTAL INVESTMENT PORTFOLIO - 101.4%
(Cost $93,921,761)		111,231,974
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(1,505,076)
NET ASSETS - 100%		$109,726,898

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $591,842 or 0.5% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$616
Fidelity Securities Lending Cash Central Fund	48,416
Total	$49,032

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $94,180,222. Net unrealized appreciation aggregated $17,051,752, of which $23,999,557 related to appreciated investment securities and $6,947,805 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolios®

Transportation Portfolio

November 30, 2015

TRN-QTLY-0116
1.810722.111

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
Air Freight & Logistics - 25.8%
Air Freight & Logistics - 25.8%
Atlas Air Worldwide Holdings, Inc. (a)	80,000	$3,305,600
C.H. Robinson Worldwide, Inc.	375,996	25,353,410
FedEx Corp.	105,200	16,678,408
Forward Air Corp.	57,600	2,769,984
Park-Ohio Holdings Corp.	115,470	4,849,740
United Parcel Service, Inc. Class B	671,900	69,212,421
UTi Worldwide, Inc. (a)	107,800	754,600
		122,924,163
Airlines - 24.9%
Airlines - 24.9%
Alaska Air Group, Inc.	78,300	6,242,859
Allegiant Travel Co.	6,300	1,103,319
American Airlines Group, Inc.	636,900	26,278,494
Delta Air Lines, Inc.	489,102	22,723,679
Southwest Airlines Co.	779,600	35,768,048
Spirit Airlines, Inc. (a)	290,459	10,680,177
United Continental Holdings, Inc. (a)	222,836	12,418,650
Wizz Air Holdings PLC	136,086	3,619,578
		118,834,804
Electrical Equipment - 0.5%
Electrical Components & Equipment - 0.5%
EnerSys	39,400	2,320,660
Machinery - 3.6%
Construction Machinery & Heavy Trucks - 1.7%
Supreme Industries, Inc. Class A	1,002,577	8,020,616
Industrial Machinery - 1.9%
Global Brass & Copper Holdings, Inc.	391,600	9,108,616

TOTAL MACHINERY		17,129,232

Marine - 0.4%
Marine - 0.4%
Kirby Corp. (a)	26,968	1,742,133
Oil, Gas & Consumable Fuels - 0.5%
Oil & Gas Storage & Transport - 0.5%
Ardmore Shipping Corp.	45,000	563,400
Scorpio Tankers, Inc.	229,333	1,983,730
		2,547,130
Road & Rail - 38.9%
Railroads - 22.5%
CSX Corp.	1,074,019	30,534,360
Genesee & Wyoming, Inc. Class A (a)	22,100	1,530,867
Norfolk Southern Corp.	248,000	23,574,880
Union Pacific Corp.	617,095	51,805,125
		107,445,232
Trucking - 16.4%
ArcBest Corp.	56,900	1,370,152
Avis Budget Group, Inc. (a)	197,800	7,395,742
Celadon Group, Inc.	102,400	1,423,360
Hertz Global Holdings, Inc. (a)	196,400	3,114,904
J.B. Hunt Transport Services, Inc.	74,100	5,797,584
Knight Transportation, Inc.	139,900	3,710,148
Landstar System, Inc.	285,800	17,839,636
Old Dominion Freight Lines, Inc. (a)	154,200	9,824,082
Roadrunner Transportation Systems, Inc. (a)	290,900	3,205,718
Saia, Inc. (a)	207,100	5,076,021
Swift Transporation Co. (a)(b)	1,104,500	17,638,865
Universal Truckload Services, Inc.	97,890	1,589,734
		77,985,946

TOTAL ROAD & RAIL		185,431,178

Transportation Infrastructure - 1.4%
Airport Services - 1.4%
Macquarie Infrastructure Co. LLC	38,800	2,911,164
Wesco Aircraft Holdings, Inc. (a)	290,800	3,890,904
		6,802,068
TOTAL COMMON STOCKS
(Cost $360,385,650)		457,731,368

Money Market Funds - 4.4%
Fidelity Cash Central Fund, 0.18% (c)	2,834,995	2,834,995
Fidelity Securities Lending Cash Central Fund, 0.22% (c)(d)	18,048,125	18,048,125
TOTAL MONEY MARKET FUNDS
(Cost $20,883,120)		20,883,120
TOTAL INVESTMENT PORTFOLIO - 100.4%
(Cost $381,268,770)		478,614,488
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(2,010,514)
NET ASSETS - 100%		$476,603,974

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,810
Fidelity Securities Lending Cash Central Fund	9,768
Total	$19,578

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $382,299,118. Net unrealized appreciation aggregated $96,315,370, of which $111,459,535 related to appreciated investment securities and $15,144,165 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Electronics Portfolio

November 30, 2015

ELE-QTLY-0116
1.810682.111

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
Biotechnology - 0.0%
Biotechnology - 0.0%
Arrowhead Research Corp. warrants 5/21/17 (a)	285,468	$3
Communications Equipment - 7.1%
Communications Equipment - 7.1%
Finisar Corp. (a)	192,800	2,327,096
QUALCOMM, Inc.	2,246,632	109,613,175
		111,940,271
Diversified Telecommunication Services - 0.2%
Alternative Carriers - 0.2%
Intelsat SA (a)(b)	602,400	2,801,160
Electronic Equipment & Components - 4.1%
Electronic Components - 0.3%
InvenSense, Inc. (a)(b)	323,600	3,750,524
Electronic Manufacturing Services - 3.8%
Benchmark Electronics, Inc. (a)	224,500	4,817,770
Jabil Circuit, Inc.	1,048,832	26,839,611
TTM Technologies, Inc. (a)	3,611,706	28,315,775
		59,973,156

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		63,723,680

Household Durables - 0.5%
Consumer Electronics - 0.5%
Garmin Ltd. (b)	69,600	2,634,360
GoPro, Inc. Class A (a)(b)	246,000	5,018,400
		7,652,760
Internet Software & Services - 0.3%
Internet Software & Services - 0.3%
Rackspace Hosting, Inc. (a)	143,500	4,106,970
Semiconductors & Semiconductor Equipment - 73.2%
Semiconductor Equipment - 6.2%
Amkor Technology, Inc. (a)	1,476,267	10,038,616
Applied Materials, Inc.	1,693,400	31,785,118
Kulicke & Soffa Industries, Inc. (a)	65,000	767,650
Lam Research Corp. (b)	621,273	48,583,549
PDF Solutions, Inc. (a)	161,300	1,798,495
SunEdison, Inc. (a)(b)	460,200	1,468,038
Xcerra Corp. (a)	640,200	3,873,210
		98,314,676
Semiconductors - 67.0%
Analog Devices, Inc.	779,489	48,039,907
Applied Micro Circuits Corp. (a)(b)	804,538	5,889,218
Avago Technologies Ltd.	877,900	114,522,055
Broadcom Corp. Class A	2,721,906	148,697,724
Cavium, Inc. (a)	35,162	2,359,722
Cirrus Logic, Inc. (a)	208,290	6,886,067
Cree, Inc. (a)(b)	374,849	10,360,826
Cypress Semiconductor Corp. (b)	2,536,300	27,442,766
Diodes, Inc. (a)	163,900	3,817,231
Exar Corp. (a)	1,027,800	6,619,032
Freescale Semiconductor, Inc. (a)	1,597,338	62,152,422
Himax Technologies, Inc. sponsored ADR (b)	584,600	4,460,498
Hua Hong Semiconductor Ltd. (a)	2,187,000	2,107,048
Intel Corp.	1,926,717	66,991,950
Intersil Corp. Class A	3,604,298	52,190,235
Marvell Technology Group Ltd.	7,655,296	67,825,923
Maxim Integrated Products, Inc.	2,231,925	86,531,732
MediaTek, Inc.	570,000	4,548,824
Micron Technology, Inc. (a)	5,339,940	85,065,244
NVIDIA Corp.	560,820	17,789,210
NXP Semiconductors NV (a)	741,623	69,312,086
ON Semiconductor Corp. (a)	4,673,700	51,223,752
Qorvo, Inc. (a)	651,900	37,855,833
Sanken Electric Co. Ltd.	554,000	2,146,694
Semtech Corp. (a)	2,821,589	56,713,939
Texas Instruments, Inc.	184,960	10,749,875
		1,052,299,813

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		1,150,614,489

Technology Hardware, Storage & Peripherals - 10.6%
Technology Hardware, Storage & Peripherals - 10.6%
Hewlett Packard Enterprise Co.	567,700	8,436,022
HP, Inc.	3,105,000	38,936,700
Nimble Storage, Inc. (a)	459,500	4,810,965
Samsung Electronics Co. Ltd.	32,429	35,896,167
Seagate Technology LLC	1,533,300	55,106,802
Western Digital Corp.	385,000	24,027,850
		167,214,506
TOTAL COMMON STOCKS
(Cost $1,450,098,116)		1,508,053,839
	Principal Amount	Value

Corporate Bonds - 0.6%
Convertible Bonds - 0.3%
Electronic Equipment & Components - 0.3%
Electronic Components - 0.3%
InvenSense, Inc. 1.75% 11/1/18	4,350,000	4,154,250
Nonconvertible Bonds - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Semiconductors - 0.3%
Advanced Micro Devices, Inc.:
7% 7/1/24	4,785,000	3,208,917
7.75% 8/1/20	2,270,000	1,560,625
		4,769,542
TOTAL CORPORATE BONDS
(Cost $10,008,159)		8,923,792
	Shares	Value

Money Market Funds - 7.8%
Fidelity Cash Central Fund, 0.18% (c)	46,246,107	46,246,107
Fidelity Securities Lending Cash Central Fund, 0.22% (c)(d)	76,562,375	76,562,375
TOTAL MONEY MARKET FUNDS
(Cost $122,808,482)		122,808,482
TOTAL INVESTMENT PORTFOLIO - 104.4%
(Cost $1,582,914,757)		1,639,786,113
NET OTHER ASSETS (LIABILITIES) - (4.4)%		(68,436,150)
NET ASSETS - 100%		$1,571,349,963

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$40,239
Fidelity Securities Lending Cash Central Fund	367,691
Total	$407,930

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
MagnaChip Semiconductor Corp.	$10,903,713	$--	$16,416,585	$--	$--
Semtech Corp.	49,741,634	56,671,660	26,205,058	--	--
TTM Technologies, Inc.	53,948,528	9,131,344	36,585,000	--	--
Total	$114,593,875	$65,803,004	$79,206,643	$--	$--

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,508,053,839	$1,508,053,836	$3	$--
Corporate Bonds	8,923,792	--	8,923,792	--
Money Market Funds	122,808,482	122,808,482	--	--
Total Investments in Securities:	$1,639,786,113	$1,630,862,318	$8,923,795	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $1,608,213,225. Net unrealized appreciation aggregated $31,572,888, of which $191,136,245 related to appreciated investment securities and $159,563,357 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Air Transportation Portfolio

November 30, 2015

AIR-QTLY-0116
1.810665.111

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
Aerospace & Defense - 32.8%
Aerospace & Defense - 32.8%
BE Aerospace, Inc.	103,700	$4,793,014
Bombardier, Inc. Class B (sub. vtg.)	1,440,100	1,401,872
Huntington Ingalls Industries, Inc.	30,000	3,927,600
L-3 Communications Holdings, Inc.	33,500	4,100,735
Moog, Inc. Class A (a)	126,400	8,351,248
Precision Castparts Corp.	82,159	19,023,095
Rockwell Collins, Inc.	50,900	4,717,412
Spirit AeroSystems Holdings, Inc. Class A (a)	358,700	18,813,815
Textron, Inc.	393,700	16,799,179
The Boeing Co.	215,300	31,315,385
TransDigm Group, Inc. (a)	9,200	2,158,596
Triumph Group, Inc.	177,700	7,116,885
United Technologies Corp.	25,900	2,487,695
		125,006,531
Air Freight & Logistics - 25.4%
Air Freight & Logistics - 25.4%
C.H. Robinson Worldwide, Inc.	362,100	24,416,403
FedEx Corp.	65,000	10,305,100
Forward Air Corp.	63,200	3,039,288
Hub Group, Inc. Class A (a)	189,578	7,304,440
Park-Ohio Holdings Corp.	168,590	7,080,780
United Parcel Service, Inc. Class B	417,700	43,027,276
UTi Worldwide, Inc. (a)	277,700	1,943,900
		97,117,187
Airlines - 36.9%
Airlines - 36.9%
Air Canada (a)	561,300	4,383,810
Alaska Air Group, Inc.	65,800	5,246,234
American Airlines Group, Inc.	610,100	25,172,726
Chorus Aviation, Inc.	1,142,246	4,875,362
Dart Group PLC	5,286	41,518
Delta Air Lines, Inc.	572,302	26,589,151
Hawaiian Holdings, Inc. (a)	117,000	4,235,400
Republic Airways Holdings, Inc. (a)	212,500	901,000
Ryanair Holdings PLC sponsored ADR	47,300	3,637,370
SkyWest, Inc.	132,200	2,724,642
Southwest Airlines Co.	729,900	33,487,812
Spirit Airlines, Inc. (a)	191,800	7,052,486
United Continental Holdings, Inc. (a)	217,885	12,142,731
WestJet Airlines Ltd.	541,700	8,615,604
Wizz Air Holdings PLC	63,552	1,690,339
		140,796,185
Machinery - 0.9%
Industrial Machinery - 0.9%
Global Brass & Copper Holdings, Inc.	148,087	3,444,504
Road & Rail - 1.0%
Trucking - 1.0%
Swift Transporation Co. (a)(b)	232,600	3,714,622
Transportation Infrastructure - 0.3%
Airport Services - 0.3%
Wesco Aircraft Holdings, Inc. (a)	82,600	1,105,188
TOTAL COMMON STOCKS
(Cost $310,534,527)		371,184,217

Nonconvertible Preferred Stocks - 0.9%
Aerospace & Defense - 0.9%
Aerospace & Defense - 0.9%
Embraer SA sponsored ADR (b)
(Cost $3,916,882)	114,400	3,579,576

Money Market Funds - 3.6%
Fidelity Cash Central Fund, 0.18% (c)	7,029,379	7,029,379
Fidelity Securities Lending Cash Central Fund, 0.22% (c)(d)	6,618,525	6,618,525
TOTAL MONEY MARKET FUNDS
(Cost $13,647,904)		13,647,904
TOTAL INVESTMENT PORTFOLIO - 101.8%
(Cost $328,099,313)		388,411,697
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(6,854,589)
NET ASSETS - 100%		$381,557,108

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11,616
Fidelity Securities Lending Cash Central Fund	13,097
Total	$24,713

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $330,666,847. Net unrealized appreciation aggregated $57,744,850, of which $75,808,476 related to appreciated investment securities and $18,063,626 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Multimedia Portfolio

November 30, 2015

BAM-QTLY-0116
1.810700.111

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.2%
	Shares	Value
Internet & Catalog Retail - 6.4%
Internet Retail - 6.4%
Expedia, Inc.	58,000	$7,140,380
Netflix, Inc. (a)	214,100	26,404,953
Wayfair LLC Class A (a)(b)	316,100	11,983,351
		45,528,684
Internet Software & Services - 5.9%
Internet Software & Services - 5.9%
Alphabet, Inc.:
Class A (a)	10,900	8,315,065
Class C	11,414	8,476,036
Facebook, Inc. Class A (a)	236,400	24,642,336
		41,433,437
IT Services - 1.5%
Data Processing & Outsourced Services - 1.5%
PayPal Holdings, Inc. (a)	302,500	10,666,150
Media - 86.4%
Advertising - 1.8%
Interpublic Group of Companies, Inc.	312,400	7,185,200
Omnicom Group, Inc.	77,600	5,736,192
		12,921,392
Broadcasting - 3.8%
CBS Corp. Class B	307,200	15,507,456
Cumulus Media, Inc. Class A (a)	210	83
Discovery Communications, Inc.:
Class A (a)	450	14,013
Class C (non-vtg.) (a)	92,300	2,730,234
Entercom Communications Corp. Class A (a)	3,053	36,972
Liberty Media Corp. Class C (a)	210,986	8,249,553
		26,538,311
Cable & Satellite - 41.4%
AMC Networks, Inc. Class A (a)	272,600	22,165,106
Charter Communications, Inc. Class A (a)(b)	186,500	34,942,640
Comcast Corp. Class A	2,091,450	127,285,647
DISH Network Corp. Class A (a)	160,000	10,033,600
Liberty Broadband Corp.:
Class A (a)	35,623	1,888,375
Class C (a)	90,840	4,797,260
Liberty Global PLC:
Class A (a)	43,438	1,842,206
Class C (a)	764,047	31,325,927
MSG Network, Inc. Class A (a)	77,128	1,525,592
Sirius XM Holdings, Inc. (a)	889,300	3,655,023
Starz Series A (a)	502,100	17,714,088
Time Warner Cable, Inc.	188,869	34,897,325
		292,072,789
Movies & Entertainment - 39.4%
AMC Entertainment Holdings, Inc. Class A	12,185	309,621
Lions Gate Entertainment Corp. (b)	672,377	22,820,475
Live Nation Entertainment, Inc. (a)	651,500	16,541,585
The Madison Square Garden Co. (a)	69,199	11,242,070
The Walt Disney Co.	1,517,904	172,236,567
Time Warner, Inc.	439,782	30,775,944
Twenty-First Century Fox, Inc. Class A	594,307	17,538,000
Viacom, Inc. Class B (non-vtg.)	135,200	6,731,608
		278,195,870
Publishing - 0.0%
Gannett Co., Inc.	6,937	118,484

TOTAL MEDIA		609,846,846

TOTAL COMMON STOCKS
(Cost $425,723,667)		707,475,117

Money Market Funds - 10.2%
Fidelity Securities Lending Cash Central Fund, 0.22% (c)(d)
(Cost $71,762,900)	71,762,900	71,762,900
TOTAL INVESTMENT PORTFOLIO - 110.4%
(Cost $497,486,567)		779,238,017
NET OTHER ASSETS (LIABILITIES) - (10.4)%		(73,607,446)
NET ASSETS - 100%		$705,630,571

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,301
Fidelity Securities Lending Cash Central Fund	418,324
Total	$421,625

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $498,594,713. Net unrealized appreciation aggregated $280,643,304, of which $289,806,402 related to appreciated investment securities and $9,163,098 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolios®

Pharmaceuticals Portfolio

November 30, 2015

PHR-QTLY-0116
1.810707.111

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
Biotechnology - 12.4%
Biotechnology - 12.4%
AbbVie, Inc.	2,224,490	$129,354,094
Ablynx NV (a)(b)	677,200	10,084,911
Advaxis, Inc. (a)	167,300	2,019,311
Affimed NV (a)	476,100	3,551,706
Agios Pharmaceuticals, Inc. (a)	35,353	2,283,450
Alexion Pharmaceuticals, Inc. (a)	94,086	16,788,706
Alnylam Pharmaceuticals, Inc. (a)	34,500	3,590,070
AMAG Pharmaceuticals, Inc. (a)	158,700	4,224,594
Amgen, Inc.	131,300	21,152,430
Anacor Pharmaceuticals, Inc. (a)	45,500	5,311,215
Cara Therapeutics, Inc. (a)	334,300	5,532,665
Cytokinetics, Inc. (a)	359,200	4,245,744
Dynavax Technologies Corp. (a)	164,100	4,576,749
Eagle Pharmaceuticals, Inc. (a)(b)	45,400	4,160,456
FibroGen, Inc. (b)	126,200	3,753,188
Genmab A/S (a)	48,600	6,263,374
Loxo Oncology, Inc. (a)	166,286	5,475,798
Medivation, Inc. (a)	189,700	8,020,516
Pfenex, Inc. (a)	215,200	3,318,384
Repligen Corp. (a)	225,000	6,396,750
Tokai Pharmaceuticals, Inc. (a)(b)	91,100	1,047,650
		251,151,761
Chemicals - 0.2%
Specialty Chemicals - 0.2%
Codexis, Inc. (a)	1,278,700	4,884,634
Food & Staples Retailing - 0.6%
Drug Retail - 0.6%
Tsuruha Holdings, Inc.	134,800	12,045,491
Health Care Equipment & Supplies - 1.0%
Health Care Equipment - 0.5%
Novocure Ltd. (a)	25,000	608,750
Teleflex, Inc.	79,400	10,456,980
		11,065,730
Health Care Supplies - 0.5%
West Pharmaceutical Services, Inc.	158,000	9,961,900

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		21,027,630

Health Care Providers & Services - 1.3%
Health Care Distributors & Services - 0.1%
Fagron NV (b)	246,800	2,610,173
Health Care Services - 1.2%
DaVita HealthCare Partners, Inc. (a)	337,300	24,636,392

TOTAL HEALTH CARE PROVIDERS & SERVICES		27,246,565

Household Products - 0.9%
Household Products - 0.9%
Reckitt Benckiser Group PLC	185,763	17,418,213
Life Sciences Tools & Services - 0.9%
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	419,900	17,560,218
Personal Products - 0.0%
Personal Products - 0.0%
MYOS Corp. (a)	40,000	86,400
Pharmaceuticals - 82.1%
Pharmaceuticals - 82.1%
Akorn, Inc. (a)(b)	61,800	2,057,940
Allergan PLC (a)	525,838	165,055,290
Amphastar Pharmaceuticals, Inc. (a)(b)	451,400	6,928,990
Assembly Biosciences, Inc. (a)	197,100	1,937,493
Astellas Pharma, Inc.	1,136,200	15,990,924
AstraZeneca PLC sponsored ADR	292,000	9,942,600
Bristol-Myers Squibb Co.	1,488,410	99,738,354
Cempra, Inc. (a)	90,800	2,897,428
DepoMed, Inc. (a)(b)	146,800	2,853,792
Eisai Co. Ltd.	168,100	10,920,355
Eli Lilly & Co.	1,436,700	117,866,868
Endo Health Solutions, Inc. (a)	861,800	52,983,464
GlaxoSmithKline PLC sponsored ADR (b)	1,379,400	55,879,494
Horizon Pharma PLC (a)	924,200	19,898,026
Impax Laboratories, Inc. (a)	151,800	6,688,308
Indivior PLC	2,541,339	7,482,783
Intra-Cellular Therapies, Inc. (a)	3,300	175,989
Jazz Pharmaceuticals PLC (a)	286,500	41,998,035
Jiangsu Hengrui Medicine Co. Ltd.	1,305,250	10,094,132
Johnson & Johnson	2,580,200	261,219,448
Mallinckrodt PLC (a)	165,000	11,205,150
Merck & Co., Inc.	276,936	14,680,377
Mylan N.V.	1,309,900	67,197,870
Novartis AG sponsored ADR	475,798	40,557,022
Novo Nordisk A/S Series B sponsored ADR	1,379,700	75,842,109
Pacira Pharmaceuticals, Inc. (a)	62,000	4,014,500
Perrigo Co. PLC	243,552	36,384,233
Pfizer, Inc.	3,226,488	105,732,012
Prestige Brands Holdings, Inc. (a)	547,000	27,836,830
Recordati SpA	649,700	16,151,946
Sanofi SA sponsored ADR	3,195,222	141,292,717
Shire PLC sponsored ADR	335,900	69,988,124
Sosei Group Corp. (b)	97,800	4,814,525
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,553,889	97,786,235
The Medicines Company (a)	152,916	6,424,001
TherapeuticsMD, Inc. (a)(b)	1,867,200	14,022,672
Valeant Pharmaceuticals International, Inc. (Canada) (a)	292,727	26,380,392
Zoetis, Inc. Class A	301,200	14,066,040
ZS Pharma, Inc. (a)(b)	5,600	503,776
		1,667,490,244
TOTAL COMMON STOCKS
(Cost $1,723,492,344)		2,018,911,156

Convertible Preferred Stocks - 0.0%
Life Sciences Tools & Services - 0.0%
Life Sciences Tools & Services - 0.0%
Living Proof, Inc. 8.00% (a)(c)
(Cost $200,000)	112,714	320,108

Money Market Funds - 2.5%
Fidelity Cash Central Fund, 0.18% (d)	6,303,344	6,303,344
Fidelity Securities Lending Cash Central Fund, 0.22% (d)(e)	43,993,678	43,993,678
TOTAL MONEY MARKET FUNDS
(Cost $50,297,022)		50,297,022
TOTAL INVESTMENT PORTFOLIO - 101.9%
(Cost $1,773,989,366)		2,069,528,286
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(39,403,793)
NET ASSETS - 100%		$2,030,124,493

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $320,108 or 0.0% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Living Proof, Inc. 8.00%	2/13/13	$200,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$29,933
Fidelity Securities Lending Cash Central Fund	115,170
Total	$145,103

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,018,911,156	$1,985,502,019	$33,409,137	$--
Convertible Preferred Stocks	320,108	--	--	320,108
Money Market Funds	50,297,022	50,297,022	--	--
Total Investments in Securities:	$2,069,528,286	$2,035,799,041	$33,409,137	$320,108

The following is a summary of transfers between Level 1 and Level 2 for the period ended November 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$50,096,318

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $1,783,331,404. Net unrealized appreciation aggregated $286,196,882, of which $377,001,056 related to appreciated investment securities and $90,804,174 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolios®

Chemicals Portfolio

November 30, 2015

CHE-QTLY-0116
1.810670.111

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.0%
	Shares	Value
Chemicals - 95.0%
Commodity Chemicals - 9.3%
LyondellBasell Industries NV Class A	1,073,122	$102,826,550
Westlake Chemical Partners LP	594,129	9,256,530
		112,083,080
Diversified Chemicals - 29.6%
E.I. du Pont de Nemours & Co.	2,375,800	159,986,372
Eastman Chemical Co.	657,561	47,771,807
The Dow Chemical Co.	2,848,506	148,492,618
		356,250,797
Fertilizers & Agricultural Chemicals - 8.2%
AgroFresh Solutions, Inc. (a)(b)	741,181	4,780,617
CF Industries Holdings, Inc.	460,600	21,252,084
Monsanto Co.	620,259	59,023,846
Syngenta AG sponsored ADR	160,200	11,856,402
The Scotts Miracle-Gro Co. Class A	16,381	1,143,230
		98,056,179
Industrial Gases - 5.2%
Air Products & Chemicals, Inc.	242,808	33,237,987
Airgas, Inc.	186,300	25,746,660
Praxair, Inc.	27,221	3,070,529
		62,055,176
Specialty Chemicals - 42.7%
Albemarle Corp. U.S.	799,892	42,842,216
Ashland, Inc. (b)	411,206	46,322,356
Axalta Coating Systems	1,016,103	29,487,309
Celanese Corp. Class A	683,246	48,339,655
Cytec Industries, Inc.	180,700	13,529,009
Ecolab, Inc.	729,730	86,954,627
International Flavors & Fragrances, Inc.	367,235	44,071,872
PPG Industries, Inc.	693,500	73,330,690
Quaker Chemical Corp.	59,210	5,046,468
Sensient Technologies Corp.	377,206	25,212,449
Sherwin-Williams Co.	37,653	10,394,864
Valspar Corp.	578,800	48,902,812
W.R. Grace & Co. (a)	397,400	39,032,628
		513,466,955

TOTAL CHEMICALS		1,141,912,187

(Cost $888,039,507)		1,141,912,187
	Principal Amount	Value

Nonconvertible Bonds - 0.9%
Chemicals - 0.9%
Commodity Chemicals - 0.9%
Blue Cube Spinco, Inc. 9.75% 10/15/23(c)
(Cost $10,387,617)	$10,000,000	10,900,000
	Shares	Value

Money Market Funds - 3.2%
Fidelity Cash Central Fund, 0.18% (d)	37,242,572	37,242,572
Fidelity Securities Lending Cash Central Fund, 0.22% (d)(e)	1,433,600	1,433,600
TOTAL MONEY MARKET FUNDS
(Cost $38,676,172)		38,676,172
TOTAL INVESTMENT PORTFOLIO - 99.1%
(Cost $937,103,296)		1,191,488,359
NET OTHER ASSETS (LIABILITIES) - 0.9%		10,367,008
NET ASSETS - 100%		$1,201,855,367

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,900,000 or 0.9% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$53,843
Fidelity Securities Lending Cash Central Fund	30,453
Total	$84,296

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,141,912,187	$1,141,912,187	$--	$--
Nonconvertible Bonds	10,900,000	--	10,900,000	--
Money Market Funds	38,676,172	38,676,172	--	--
Total Investments in Securities:	$1,191,488,359	$1,180,588,359	$10,900,000	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $945,892,996. Net unrealized appreciation aggregated $245,595,363, of which $266,418,503 related to appreciated investment securities and $20,823,140 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Wireless Portfolio

November 30, 2015

WIR-QTLY-0116
1.810702.111

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
Communications Equipment - 10.3%
Communications Equipment - 10.3%
Alcatel-Lucent SA sponsored ADR (a)	344,000	$1,351,920
CommScope Holding Co., Inc. (a)	85,800	2,455,596
Harris Corp.	30,900	2,568,717
Motorola Solutions, Inc.	10,968	787,283
NETGEAR, Inc. (a)	14,900	657,239
Nokia Corp. sponsored ADR	96,000	692,160
QUALCOMM, Inc.	256,950	12,536,591
Ruckus Wireless, Inc. (a)	182,700	2,091,915
Sierra Wireless, Inc. (a)	11,400	197,562
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	1,900	18,411
ViaSat, Inc. (a)(b)	14,800	917,304
		24,274,698
Diversified Telecommunication Services - 18.2%
Alternative Carriers - 1.2%
inContact, Inc. (a)	271,300	2,677,731
Towerstream Corp. (a)	334,423	137,113
		2,814,844
Integrated Telecommunication Services - 17.0%
AT&T, Inc.	278,800	9,387,196
BT Group PLC sponsored ADR (b)	124,800	9,335,040
Chunghwa Telecom Co. Ltd. sponsored ADR	79,100	2,404,640
Manitoba Telecom Services, Inc. (b)	31,100	705,394
Orange SA	323,300	5,581,664
Telecom Italia SpA (a)(b)	2,394,900	3,093,535
Telefonica SA sponsored ADR (b)	18,648	228,811
TELUS Corp.	35,700	1,134,530
Verizon Communications, Inc.	178,497	8,112,689
		39,983,499

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		42,798,343

Electronic Equipment & Components - 0.5%
Electronic Manufacturing Services - 0.5%
Neonode, Inc. (a)(b)	389,600	1,075,296
Internet Software & Services - 6.3%
Internet Software & Services - 6.3%
Alphabet, Inc. Class C	9,352	6,944,795
Endurance International Group Holdings, Inc. (a)(b)	471,501	6,586,869
GoDaddy, Inc. (a)	37,400	1,162,018
		14,693,682
Media - 0.2%
Cable & Satellite - 0.2%
Altice NV Class A (a)	35,000	537,678
Real Estate Investment Trusts - 11.3%
Specialized REITs - 11.3%
American Tower Corp.	188,992	18,782,025
Crown Castle International Corp.	90,900	7,809,219
		26,591,244
Semiconductors & Semiconductor Equipment - 13.9%
Semiconductors - 13.9%
Avago Technologies Ltd.	19,300	2,517,685
Broadcom Corp. Class A	146,300	7,992,369
Marvell Technology Group Ltd.	395,500	3,504,130
Maxim Integrated Products, Inc.	17,000	659,090
Micron Technology, Inc. (a)	63,100	1,005,183
NXP Semiconductors NV (a)	66,500	6,215,090
Qorvo, Inc. (a)	104,025	6,040,732
Skyworks Solutions, Inc.	57,500	4,773,650
		32,707,929
Software - 0.5%
Application Software - 0.5%
RingCentral, Inc. (a)	4,700	107,677
Synchronoss Technologies, Inc. (a)	36	1,417
Tangoe, Inc. (a)	138,600	1,191,960
		1,301,054
Technology Hardware, Storage & Peripherals - 20.9%
Technology Hardware, Storage & Peripherals - 20.9%
Apple, Inc.	407,700	48,230,912
BlackBerry Ltd. (a)	96,500	767,404
		48,998,316
Wireless Telecommunication Services - 14.9%
Wireless Telecommunication Services - 14.9%
America Movil S.A.B. de CV Series L sponsored ADR	111,100	1,798,709
China Mobile Ltd. sponsored ADR	75,600	4,344,732
Leap Wireless International, Inc. rights (a)	16,600	42,828
NTT DOCOMO, Inc. sponsored ADR	1,300	24,726
Rogers Communications, Inc. Class B (non-vtg.)	80,800	3,116,558
SBA Communications Corp. Class A (a)	51,100	5,373,676
Spok Holdings, Inc.	12,000	221,640
Sprint Corp. (a)	28,033	102,320
T-Mobile U.S., Inc. (a)	164,475	5,838,863
Telephone & Data Systems, Inc.	78,314	2,215,503
U.S. Cellular Corp. (a)	20,800	867,152
Vodafone Group PLC sponsored ADR	328,481	11,023,822
		34,970,529
TOTAL COMMON STOCKS
(Cost $205,493,092)		227,948,769

Money Market Funds - 5.9%
Fidelity Cash Central Fund, 0.18% (c)	1,902,682	1,902,682
Fidelity Securities Lending Cash Central Fund, 0.22% (c)(d)	11,888,375	11,888,375
TOTAL MONEY MARKET FUNDS
(Cost $13,791,057)		13,791,057
TOTAL INVESTMENT PORTFOLIO - 102.9%
(Cost $219,284,149)		241,739,826
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(6,865,150)
NET ASSETS - 100%		$234,874,676

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,647
Fidelity Securities Lending Cash Central Fund	210,567
Total	$212,214

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$227,948,769	$219,230,742	$8,675,199	$42,828
Money Market Funds	13,791,057	13,791,057	--	--
Total Investments in Securities:	$241,739,826	$233,021,799	$8,675,199	$42,828

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $221,739,065. Net unrealized appreciation aggregated $20,000,761, of which $33,020,518 related to appreciated investment securities and $13,019,757 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolios®

Materials Portfolio

November 30, 2015

IND-QTLY-0116
1.810697.111

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
Chemicals - 66.6%
Commodity Chemicals - 9.1%
LyondellBasell Industries NV Class A	1,425,796	$136,619,773
Orion Engineered Carbons SA	1,102,724	13,872,268
		150,492,041
Diversified Chemicals - 20.5%
E.I. du Pont de Nemours & Co.	2,880,300	193,959,403
Eastman Chemical Co.	1,982,848	144,053,907
		338,013,310
Fertilizers & Agricultural Chemicals - 13.0%
Agrium, Inc.	173,800	17,158,106
CF Industries Holdings, Inc.	610,910	28,187,387
Monsanto Co.	1,592,130	151,507,091
Potash Corp. of Saskatchewan, Inc.	842,100	17,044,414
		213,896,998
Specialty Chemicals - 24.0%
Albemarle Corp. U.S.	335,100	17,947,956
Ashland, Inc.	369,700	41,646,705
Ecolab, Inc.	677,720	80,757,115
Frutarom Industries Ltd.	308,396	15,031,273
International Flavors & Fragrances, Inc.	145,600	17,473,456
NewMarket Corp.	70,829	29,263,001
PPG Industries, Inc.	757,600	80,108,624
Valspar Corp.	689,000	58,213,610
W.R. Grace & Co. (a)	567,279	55,718,143
		396,159,883

TOTAL CHEMICALS		1,098,562,232

Construction Materials - 3.9%
Construction Materials - 3.9%
Eagle Materials, Inc.	932,655	64,427,807
Containers & Packaging - 20.4%
Metal & Glass Containers - 3.3%
Ball Corp.	784,644	54,469,986
Paper Packaging - 17.1%
Graphic Packaging Holding Co.	4,821,413	65,908,716
Packaging Corp. of America	411,800	27,998,282
Sealed Air Corp.	788,900	35,784,504
WestRock Co.	3,020,419	152,923,814
		282,615,316

TOTAL CONTAINERS & PACKAGING		337,085,302

Energy Equipment & Services - 0.1%
Oil & Gas Equipment & Services - 0.1%
Aspen Aerogels, Inc. (a)	340,453	2,212,945
Metals & Mining - 4.2%
Diversified Metals & Mining - 1.1%
Compass Minerals International, Inc.	214,231	18,025,396
Steel - 3.1%
Steel Dynamics, Inc.	2,920,900	50,794,451

TOTAL METALS & MINING		68,819,847

Paper & Forest Products - 1.4%
Paper Products - 1.4%
Domtar Corp.	545,000	22,394,050
TOTAL COMMON STOCKS
(Cost $1,373,365,336)		1,593,502,183

Money Market Funds - 0.6%
Fidelity Cash Central Fund, 0.18% (b)
(Cost $10,558,305)	10,558,305	10,558,305
TOTAL INVESTMENT PORTFOLIO - 97.2%
(Cost $1,383,923,641)		1,604,060,488
NET OTHER ASSETS (LIABILITIES) - 2.8%		46,055,052
NET ASSETS - 100%		$1,650,115,540

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$30,083
Fidelity Securities Lending Cash Central Fund	54,607
Total	$84,690

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aspen Aerogels, Inc.	$10,127,522	$--	$7,035,841	$--	$--
Total	$10,127,522	$--	$7,035,841	$--	$--

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $1,388,009,575. Net unrealized appreciation aggregated $216,050,913, of which $269,686,738 related to appreciated investment securities and $53,635,825 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolios®

IT Services Portfolio

November 30, 2015

BSO-QTLY-0116
1.810669.111

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
Diversified Consumer Services - 0.3%
Specialized Consumer Services - 0.3%
H&R Block, Inc.	153,225	$5,621,825
Internet & Catalog Retail - 0.9%
Internet Retail - 0.9%
Travelport Worldwide Ltd. (a)	1,417,324	18,864,582
Internet Software & Services - 5.5%
Internet Software & Services - 5.5%
Cvent, Inc. (b)	126,400	4,566,832
Endurance International Group Holdings, Inc. (a)(b)	2,667,432	37,264,025
GoDaddy, Inc. (a)(b)	1,165,200	36,202,764
Marketo, Inc. (b)	210,470	6,370,927
Q2 Holdings, Inc. (b)	272,800	7,496,544
Rightside Group Ltd. (b)	9,454	74,592
Shopify, Inc. Class A	25,400	669,036
Web.com Group, Inc. (b)	807,008	19,537,664
Wix.com Ltd. (b)	188,817	4,692,102
		116,874,486
IT Services - 86.6%
Data Processing & Outsourced Services - 58.7%
Alliance Data Systems Corp. (b)	302,948	86,900,634
Automatic Data Processing, Inc.	101,500	8,755,390
Broadridge Financial Solutions, Inc.	7,800	428,844
Cardtronics, Inc. (b)	850,500	31,987,305
Cass Information Systems, Inc.	1,852	99,767
Convergys Corp.	44,300	1,141,168
CoreLogic, Inc. (b)	190,100	7,007,086
CSG Systems International, Inc.	100,070	3,575,501
DST Systems, Inc.	41,600	5,086,848
Euronet Worldwide, Inc. (b)	265,700	20,650,204
Everi Holdings, Inc. (b)	861,000	3,289,020
EVERTEC, Inc.	417,600	7,174,368
ExlService Holdings, Inc. (b)	906,070	42,376,894
Fidelity National Information Services, Inc.	750,200	47,765,234
First Data Corp. Class A (b)	122,400	2,056,320
Fiserv, Inc. (b)	644,700	62,045,928
FleetCor Technologies, Inc. (b)	254,500	39,119,195
Global Payments, Inc.	437,800	31,018,130
Heartland Payment Systems, Inc.	131,100	10,401,474
Higher One Holdings, Inc. (b)	672,800	2,132,776
Jack Henry & Associates, Inc.	1,600	127,008
MasterCard, Inc. Class A	1,891,600	185,225,472
Maximus, Inc.	148,300	8,416,025
MoneyGram International, Inc. (b)	1,271,849	11,166,834
Paychex, Inc.	1,800	97,650
PayPal Holdings, Inc. (b)	2,769,700	97,659,622
Sabre Corp.	1,486,300	43,489,138
Square, Inc.	77,300	930,692
Sykes Enterprises, Inc. (b)	37,200	1,183,704
Syntel, Inc. (b)	244,800	11,855,664
Teletech Holdings, Inc.	2,000	58,040
The Western Union Co.	5,100	96,186
Total System Services, Inc.	179,900	10,067,204
Vantiv, Inc. (b)	489,800	25,817,358
VeriFone Systems, Inc. (b)	1,206,500	34,602,420
Visa, Inc. Class A	4,290,948	339,027,801
WEX, Inc. (b)	311,500	29,365,105
WNS Holdings Ltd. sponsored ADR (b)	433,229	13,321,792
Xerox Corp.	879,500	9,278,725
		1,234,798,526
IT Consulting & Other Services - 27.9%
Accenture PLC Class A	967,100	103,692,462
Acxiom Corp. (b)	343,700	7,870,730
Booz Allen Hamilton Holding Corp. Class A	1,207,700	36,774,465
CACI International, Inc. Class A (b)	11,800	1,183,068
Capgemini SA	233,300	21,523,779
Ciber, Inc. (b)	607,500	2,144,475
Cognizant Technology Solutions Corp. Class A (b)	2,148,332	138,739,281
Computer Sciences Corp.	52,900	1,657,357
CSRA, Inc. (b)	52,900	1,666,879
EPAM Systems, Inc. (b)	445,200	35,050,596
Forrester Research, Inc.	124,486	4,063,223
Gartner, Inc. Class A (b)	411,876	38,428,031
IBM Corp.	1,050,150	146,411,913
Leidos Holdings, Inc.	27,525	1,594,523
Luxoft Holding, Inc. (b)	185,050	14,335,824
Perficient, Inc. (b)	28,300	494,684
Science Applications International Corp.	70,800	3,556,992
Teradata Corp. (b)	3,500	104,685
Unisys Corp. (b)	273,390	3,515,795
Virtusa Corp. (b)	483,498	23,812,277
		586,621,039

TOTAL IT SERVICES		1,821,419,565

Professional Services - 1.5%
Human Resource & Employment Services - 0.6%
TriNet Group, Inc. (b)	685,700	13,542,575
Research & Consulting Services - 0.9%
ICF International, Inc. (b)	534,311	19,037,501

TOTAL PROFESSIONAL SERVICES		32,580,076

Software - 1.4%
Application Software - 1.4%
Globant SA (b)	278,671	9,798,072
Intuit, Inc.	191,100	19,148,220
		28,946,292
Technology Hardware, Storage & Peripherals - 1.5%
Technology Hardware, Storage & Peripherals - 1.5%
Electronics for Imaging, Inc. (b)	582,600	28,594,008
Nimble Storage, Inc. (a)(b)	283,100	2,964,057
		31,558,065
TOTAL COMMON STOCKS
(Cost $1,637,224,380)		2,055,864,891

Money Market Funds - 4.7%
Fidelity Cash Central Fund, 0.18% (c)	38,765,840	38,765,840
Fidelity Securities Lending Cash Central Fund, 0.22% (c)(d)	59,454,675	59,454,675
TOTAL MONEY MARKET FUNDS
(Cost $98,220,515)		98,220,515
TOTAL INVESTMENT PORTFOLIO - 102.4%
(Cost $1,735,444,895)		2,154,085,406
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(50,286,548)
NET ASSETS - 100%		$2,103,798,858

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$51,735
Fidelity Securities Lending Cash Central Fund	724,281
Total	$776,016

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $1,738,969,297. Net unrealized appreciation aggregated $415,116,109, of which $466,330,953 related to appreciated investment securities and $51,214,844 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolios®

Health Care Portfolio

November 30, 2015

HEA-QTLY-0116
1.810696.111

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
Biotechnology - 26.2%
Biotechnology - 26.2%
AbbVie, Inc.	8,000,000	$465,200,000
Ablynx NV (a)	2,000,000	29,784,145
Acceleron Pharma, Inc. (a)	569,316	24,406,577
Acorda Therapeutics, Inc. (a)	867,498	33,129,749
Actelion Ltd.	300,000	42,134,422
Advaxis, Inc. (a)(b)	1,500,000	18,105,000
Aimmune Therapeutics, Inc. (a)	592,545	12,674,538
Alnylam Pharmaceuticals, Inc. (a)	477,119	49,649,003
AMAG Pharmaceuticals, Inc. (a)(b)	1,300,000	34,606,000
Amgen, Inc.	1,800,000	289,980,000
Amicus Therapeutics, Inc. (a)	2,400,000	25,752,000
Anacor Pharmaceuticals, Inc. (a)	541,734	63,236,610
Arena Pharmaceuticals, Inc. (a)(b)	8,555,857	20,448,498
Array BioPharma, Inc. (a)(b)	3,200,000	12,672,000
Biogen, Inc. (a)	170,000	48,766,200
BioMarin Pharmaceutical, Inc. (a)	1,280,000	122,073,600
bluebird bio, Inc. (a)	54,600	4,845,750
Blueprint Medicines Corp. (b)	451,630	10,459,751
Cara Therapeutics, Inc. (a)	900,000	14,895,000
Celgene Corp. (a)	400,000	43,780,000
Cellectis SA sponsored ADR (b)	840,000	27,795,600
Curis, Inc. (a)(c)	7,903,965	21,656,864
CytomX Therapeutics, Inc. (a)	422,200	8,110,462
Dyax Corp. (a)	1,038,770	34,964,998
Edge Therapeutics, Inc. (a)	564,665	7,837,550
Gilead Sciences, Inc.	900,000	95,364,000
Heron Therapeutics, Inc. (a)(b)	568,130	17,015,494
Insmed, Inc. (a)	2,867,300	46,765,663
Intercept Pharmaceuticals, Inc. (a)	257,900	45,521,929
Mirati Therapeutics, Inc. (a)	900,000	34,227,000
Neurocrine Biosciences, Inc. (a)	800,000	43,496,000
ProNai Therapeutics, Inc. (a)	329,600	6,325,024
ProQR Therapeutics BV (a)	500,000	5,210,000
Prothena Corp. PLC (a)	338,717	23,893,097
Puma Biotechnology, Inc. (a)(b)	1,100,000	82,830,000
Regeneron Pharmaceuticals, Inc. (a)	100,000	54,450,000
Spark Therapeutics, Inc.	454,283	26,253,015
TESARO, Inc. (a)	940,000	47,977,600
Ultragenyx Pharmaceutical, Inc. (a)	610,000	59,975,200
United Therapeutics Corp. (a)	300,000	45,789,000
Vertex Pharmaceuticals, Inc. (a)	1,800,000	232,848,000
Xencor, Inc. (a)	1,000,000	16,080,000
		2,350,985,339
Capital Markets - 0.1%
Asset Management & Custody Banks - 0.1%
RPI International Holdings LP (d)	38,202	5,267,292
Diversified Consumer Services - 0.2%
Specialized Consumer Services - 0.2%
Carriage Services, Inc.	850,000	20,986,500
Health Care Equipment & Supplies - 22.4%
Health Care Equipment - 20.9%
Boston Scientific Corp. (a)	21,000,000	383,880,000
CONMED Corp.	1,200,000	51,000,000
Edwards Lifesciences Corp. (a)	725,055	118,183,965
Genmark Diagnostics, Inc. (a)(c)	2,258,507	18,000,301
HeartWare International, Inc. (a)(b)	600,000	28,716,000
Integra LifeSciences Holdings Corp. (a)	387,280	24,286,329
Medtronic PLC	10,000,000	753,399,997
Neovasc, Inc. (a)(c)	4,200,000	20,874,000
Nevro Corp. (b)	1,280,000	77,286,400
Novocure Ltd. (a)(b)	570,000	13,879,500
ResMed, Inc.	1,000,000	59,570,000
St. Jude Medical, Inc.	2,100,000	132,510,000
Steris PLC	630,000	48,119,400
TriVascular Technologies, Inc. (a)(c)	1,850,000	12,080,500
Wright Medical Group NV(a)	3,549,900	76,038,858
Zeltiq Aesthetics, Inc. (a)(b)	1,000,000	30,380,000
Zimmer Biomet Holdings, Inc.	280,000	28,282,800
		1,876,488,050
Health Care Supplies - 1.5%
Penumbra, Inc.	1,250,000	56,610,000
The Cooper Companies, Inc.	560,000	81,900,000
		138,510,000

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		2,014,998,050

Health Care Providers & Services - 13.2%
Health Care Distributors & Services - 3.4%
Amplifon SpA	3,000,000	22,964,114
EBOS Group Ltd.	3,280,000	31,306,370
McKesson Corp.	1,200,000	227,220,000
United Drug PLC (United Kingdom)	2,800,000	22,814,403
		304,304,887
Health Care Facilities - 2.9%
Brookdale Senior Living, Inc. (a)	1,600,000	35,968,000
HCA Holdings, Inc. (a)	1,200,000	81,672,000
Surgical Care Affiliates, Inc. (a)	1,700,000	63,189,000
Universal Health Services, Inc. Class B	700,000	85,064,000
		265,893,000
Health Care Services - 1.7%
Adeptus Health, Inc. Class A (a)(b)	360,000	21,632,400
DaVita HealthCare Partners, Inc. (a)	1,100,000	80,344,000
Envision Healthcare Holdings, Inc. (a)	1,711,900	47,077,250
		149,053,650
Managed Health Care - 5.2%
Cigna Corp.	1,600,000	215,968,000
UnitedHealth Group, Inc.	2,200,000	247,962,000
		463,930,000

TOTAL HEALTH CARE PROVIDERS & SERVICES		1,183,181,537

Health Care Technology - 3.6%
Health Care Technology - 3.6%
athenahealth, Inc. (a)(b)	900,000	150,975,000
Castlight Health, Inc. (a)	1,875,650	7,502,600
Castlight Health, Inc. Class B (a)	299,488	1,197,952
Cerner Corp. (a)	600,000	35,760,000
Connecture, Inc. (b)(c)	2,000,000	7,140,000
Evolent Health, Inc. (b)	822,388	13,388,477
HealthStream, Inc. (a)(c)	1,900,000	45,638,000
Medidata Solutions, Inc. (a)	1,400,000	64,162,000
		325,764,029
Life Sciences Tools & Services - 2.7%
Life Sciences Tools & Services - 2.7%
Agilent Technologies, Inc.	3,800,000	158,916,000
Bruker Corp. (a)	2,300,000	52,072,000
PRA Health Sciences, Inc.	700,000	31,696,000
		242,684,000
Pharmaceuticals - 27.7%
Pharmaceuticals - 27.7%
Allergan PLC (a)	2,180,000	684,280,200
Astellas Pharma, Inc.	3,000,000	42,222,120
Bristol-Myers Squibb Co.	2,700,000	180,927,000
Catalent, Inc. (a)	1,406,272	39,164,675
Dechra Pharmaceuticals PLC	2,000,000	29,609,926
Eisai Co. Ltd.	1,000,000	64,963,444
Endo Health Solutions, Inc. (a)	2,180,000	134,026,400
Horizon Pharma PLC (a)	2,380,000	51,241,400
Jazz Pharmaceuticals PLC (a)	700,000	102,613,000
Jiangsu Hengrui Medicine Co. Ltd.	5,200,000	40,214,124
Mylan N.V.	2,400,000	123,120,000
Perrigo Co. PLC	833,200	124,471,748
Pfizer, Inc.	4,000,000	131,080,000
Prestige Brands Holdings, Inc. (a)	1,050,000	53,434,500
Shire PLC sponsored ADR	200,000	41,672,000
Sun Pharmaceutical Industries Ltd.	2,800,000	30,733,428
Teva Pharmaceutical Industries Ltd. sponsored ADR	7,700,000	484,561,000
The Medicines Company (a)	887,100	37,267,071
TherapeuticsMD, Inc. (a)(b)	5,000,000	37,550,000
UCB SA	280,000	25,003,890
Valeant Pharmaceuticals International, Inc. (Canada) (a)	400,000	36,047,774
		2,494,203,700
Professional Services - 0.6%
Human Resource & Employment Services - 0.6%
WageWorks, Inc. (a)	1,200,000	51,048,000
TOTAL COMMON STOCKS
(Cost $7,299,270,270)		8,689,118,447

Convertible Preferred Stocks - 0.4%
Health Care Providers & Services - 0.2%
Health Care Services - 0.2%
1Life Healthcare, Inc. Series G (a)(d)	1,639,892	14,316,257
Software - 0.2%
Application Software - 0.2%
Outset Medical, Inc. Series B (d)	8,159,125	18,464,100
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $29,300,001)		32,780,357

Money Market Funds - 5.4%
Fidelity Cash Central Fund, 0.18% (e)	279,628,000	279,628,000
Fidelity Securities Lending Cash Central Fund, 0.22% (e)(f)	207,821,581	207,821,581
TOTAL MONEY MARKET FUNDS
(Cost $487,449,581)		487,449,581
TOTAL INVESTMENT PORTFOLIO - 102.5%
(Cost $7,816,019,852)		9,209,348,385
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(220,959,908)
NET ASSETS - 100%		$8,988,388,477

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $38,047,649 or 0.4% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
1Life Healthcare, Inc. Series G	4/10/14	$10,800,001
Outset Medical, Inc. Series B	5/5/15	$18,500,000
RPI International Holdings LP	5/21/15	$4,504,016

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$191,225
Fidelity Securities Lending Cash Central Fund	964,775
Total	$1,156,000

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Connecture, Inc.	$17,280,000	$--	$--	$--	$7,140,000
Curis, Inc.	21,019,931	3,301,784	--	--	21,656,864
Discovery Laboratories, Inc.	8,855,000	637,500	1,419,890	--	--
Genmark Diagnostics, Inc.	27,500,449	816,715	--	--	18,000,301
HealthStream, Inc.	38,820,000	10,583,785	--	--	45,638,000
Mirati Therapeutics, Inc.	16,639,000	5,420,919	--	--	--
Neovasc, Inc.	39,600,000	1,795,800	--	--	20,874,000
Surgical Care Affiliates, Inc.	38,976,000	27,175,068	8,724,498	--	--
TriVascular Technologies, Inc.	13,381,307	4,700,086	--	--	12,080,500
Vanda Pharmaceuticals, Inc.	23,672,000	--	22,115,861	--	--
Wright Medical Group NV (formerly Tornier NV)	52,020,955	34,008,021	--	--	--
Total	$297,764,642	$88,439,678	$32,260,249	$--	$125,389,665

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$8,689,118,447	$8,585,019,035	$98,832,120	$5,267,292
Convertible Preferred Stocks	32,780,357	--	--	32,780,357
Money Market Funds	487,449,581	487,449,581	--	--
Total Investments in Securities:	$9,209,348,385	$9,072,468,616	$98,832,120	$38,047,649

The following is a summary of transfers between Level 1 and Level 2 for the period ended November 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$146,178,750

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $7,870,328,949. Net unrealized appreciation aggregated $1,339,019,436, of which $1,862,273,042 related to appreciated investment securities and $523,253,606 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolios®

Automotive Portfolio

November 30, 2015

AUT-QTLY-0116
1.810666.111

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
Auto Components - 35.9%
Auto Parts & Equipment - 35.9%
BorgWarner, Inc.	112,310	$4,794,514
Continental AG	10,700	2,585,473
Delphi Automotive PLC	90,058	7,914,297
Magna International, Inc. Class A (sub. vtg.)	57,368	2,609,257
NGK Spark Plug Co. Ltd.	177,700	4,843,083
Schaeffler AG (a)	120,400	2,111,663
Stoneridge, Inc. (a)	104,640	1,530,883
Tenneco, Inc. (a)	86,906	4,682,495
Visteon Corp. (a)	39,640	4,753,232
		35,824,897
Automobiles - 50.8%
Automobile Manufacturers - 50.1%
Ford Motor Co.	567,731	8,135,585
General Motors Co.	441,914	15,997,289
Honda Motor Co. Ltd. sponsored ADR	70,095	2,290,705
Renault SA	30,600	3,087,879
Tata Motors Ltd. sponsored ADR (a)	99,340	3,136,164
Tesla Motors, Inc. (a)(b)	33,900	7,805,814
Toyota Motor Corp. sponsored ADR (b)	76,517	9,520,245
		49,973,681
Motorcycle Manufacturers - 0.7%
Harley-Davidson, Inc.	14,520	710,318

TOTAL AUTOMOBILES		50,683,999

Commercial Services & Supplies - 2.0%
Diversified Support Services - 2.0%
KAR Auction Services, Inc.	52,980	2,009,531
Electronic Equipment & Components - 1.5%
Electronic Equipment & Instruments - 1.5%
Research Frontiers, Inc. (a)(b)	301,550	1,513,781
Household Durables - 4.4%
Consumer Electronics - 4.4%
Harman International Industries, Inc.	43,140	4,450,322
Software - 2.0%
Application Software - 2.0%
Mobileye NV (a)(b)	45,500	1,983,800
TOTAL COMMON STOCKS
(Cost $65,401,056)		96,466,330

Money Market Funds - 12.7%
Fidelity Cash Central Fund, 0.18% (c)	3,212,245	3,212,245
Fidelity Securities Lending Cash Central Fund, 0.22% (c)(d)	9,420,650	9,420,650
TOTAL MONEY MARKET FUNDS
(Cost $12,632,895)		12,632,895
TOTAL INVESTMENT PORTFOLIO - 109.3%
(Cost $78,033,951)		109,099,225
NET OTHER ASSETS (LIABILITIES) - (9.3)%		(9,261,231)
NET ASSETS - 100%		$99,837,994

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,048
Fidelity Securities Lending Cash Central Fund	83,895
Total	$85,943

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $78,345,253. Net unrealized appreciation aggregated $30,753,972, of which $31,928,370 related to appreciated investment securities and $1,174,398 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolios®

Computers Portfolio

November 30, 2015

COM-QTLY-0116
1.810671.111

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
Communications Equipment - 2.6%
Communications Equipment - 2.6%
QUALCOMM, Inc.	261,700	$12,768,343
Health Care Equipment & Supplies - 0.5%
Health Care Equipment - 0.5%
Olympus Corp.	62,900	2,508,846
Internet Software & Services - 11.6%
Internet Software & Services - 11.6%
Alibaba Group Holding Ltd. sponsored ADR (a)	167,700	14,100,216
Alphabet, Inc.:
Class A (a)	26,900	20,520,665
Class C	8,657	6,428,688
Facebook, Inc. Class A (a)	136,800	14,260,032
Twitter, Inc. (a)	35,400	899,160
		56,208,761
IT Services - 7.7%
Data Processing & Outsourced Services - 2.3%
MasterCard, Inc. Class A	39,200	3,838,464
Visa, Inc. Class A	92,000	7,268,920
		11,107,384
IT Consulting & Other Services - 5.4%
IBM Corp.	166,848	23,261,948
Teradata Corp. (a)	100,857	3,016,633
		26,278,581

TOTAL IT SERVICES		37,385,965

Semiconductors & Semiconductor Equipment - 1.7%
Semiconductors - 1.7%
Micron Technology, Inc. (a)	510,600	8,133,858
Technology Hardware, Storage & Peripherals - 75.6%
Technology Hardware, Storage & Peripherals - 75.6%
3D Systems Corp. (a)(b)	77,600	707,712
Apple, Inc.	873,748	103,364,388
Canon, Inc. sponsored ADR	644,900	19,488,878
Cray, Inc. (a)	13,800	478,446
Diebold, Inc.	382,400	13,257,808
Electronics for Imaging, Inc. (a)	410,415	20,143,168
EMC Corp.	1,785,278	45,238,945
Hewlett Packard Enterprise Co.	1,428,005	21,220,154
HP, Inc.	1,428,005	17,907,183
Immersion Corp. (a)	81,300	1,090,233
Lexmark International, Inc. Class A	429,000	14,731,860
NCR Corp. (a)	162,300	4,399,953
NetApp, Inc.	182,660	5,600,356
Nimble Storage, Inc. (a)(b)	674,000	7,056,780
QLogic Corp. (a)	817,100	10,540,590
Quantum Corp. (a)	4,457,800	3,926,876
SanDisk Corp.	519,200	38,353,304
Seagate Technology LLC	505,500	18,167,670
Silicon Graphics International Corp. (a)(b)	67,100	393,206
Super Micro Computer, Inc. (a)	28,200	692,592
Western Digital Corp.	326,234	20,360,264
		367,120,366
TOTAL COMMON STOCKS
(Cost $367,508,096)		484,126,139

Money Market Funds - 0.9%
Fidelity Cash Central Fund, 0.18% (c)	1,599,771	1,599,771
Fidelity Securities Lending Cash Central Fund, 0.22% (c)(d)	2,731,444	2,731,444
TOTAL MONEY MARKET FUNDS
(Cost $4,331,215)		4,331,215
TOTAL INVESTMENT PORTFOLIO - 100.6%
(Cost $371,839,311)		488,457,354
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(2,831,783)
NET ASSETS - 100%		$485,625,571

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,610
Fidelity Securities Lending Cash Central Fund	101,426
Total	$106,036

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Datalink Corp.	$15,196,124	$--	$14,792,124	$--	$--
Total	$15,196,124	$--	$14,792,124	$--	$--

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $373,602,883. Net unrealized appreciation aggregated $114,854,471, of which $148,705,535 related to appreciated investment securities and $33,851,064 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Insurance Portfolio

November 30, 2015

PRC-QTLY-0116
1.810674.111

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value
Banks - 0.1%
Diversified Banks - 0.1%
Japan Post Bank Co. Ltd. (a)	37,500	$530,057
Regional Banks - 0.0%
Hilltop Holdings, Inc. (a)	500	11,155

TOTAL BANKS		541,212

Capital Markets - 0.4%
Asset Management & Custody Banks - 0.4%
Ares Management LP	160,250	2,254,718
Consumer Finance - 0.1%
Consumer Finance - 0.1%
J.G. Wentworth Co. (a)(b)	179,100	340,290
Diversified Financial Services - 2.2%
Multi-Sector Holdings - 2.2%
Berkshire Hathaway, Inc. Class B (a)	82,200	11,022,198
Hotels, Restaurants & Leisure - 0.0%
Restaurants - 0.0%
J. Alexanders Holdings, Inc. (a)	3,678	39,134
Insurance - 92.6%
Insurance Brokers - 12.4%
Aon PLC	161,700	15,319,458
Arthur J. Gallagher & Co.	185,600	8,120,000
Brown & Brown, Inc.	318,300	10,332,018
Marsh & McLennan Companies, Inc.	433,600	23,978,080
Willis Group Holdings PLC	91,200	4,191,552
		61,941,108
Life & Health Insurance - 28.1%
AFLAC, Inc.	411,600	26,852,784
CNO Financial Group, Inc.	206,300	4,173,449
FBL Financial Group, Inc. Class A	300	20,496
Japan Post Holdings Co. Ltd. (a)	50,600	783,868
Lincoln National Corp.	35,500	1,952,145
MetLife, Inc.	739,775	37,795,105
Phoenix Companies, Inc. (a)	32,500	1,167,725
Primerica, Inc.	50,700	2,597,868
Principal Financial Group, Inc.	271,000	13,945,660
Prudential Financial, Inc.	318,089	27,530,603
StanCorp Financial Group, Inc.	35,300	4,011,492
Symetra Financial Corp.	35,100	1,104,948
Torchmark Corp.	123,300	7,474,446
Unum Group	314,164	11,523,536
		140,934,125
Multi-Line Insurance - 16.4%
American International Group, Inc.	901,900	57,342,801
Assurant, Inc.	53,600	4,583,872
Genworth Financial, Inc. Class A (a)	691,400	3,491,570
Hartford Financial Services Group, Inc.	259,500	11,843,580
Loews Corp.	101,300	3,838,257
Zurich Insurance Group AG	3,737	983,559
		82,083,639
Property & Casualty Insurance - 32.5%
ACE Ltd.	294,649	33,840,438
Allied World Assurance Co. Holdings AG	248,400	9,021,888
Allstate Corp.	295,600	18,551,856
AmTrust Financial Services, Inc.	37,400	2,337,874
Arch Capital Group Ltd. (a)	10,300	746,441
Argo Group International Holdings, Ltd.	19,910	1,264,882
Assured Guaranty Ltd.	119,000	3,146,360
Axis Capital Holdings Ltd.	16,700	935,200
Beazley PLC	20,596	122,093
Employers Holdings, Inc.	800	21,928
esure Group PLC	174,900	666,708
First American Financial Corp.	71,400	2,816,016
FNF Group	67,900	2,434,215
FNFV Group (a)	21,299	238,336
Hanover Insurance Group, Inc.	50,000	4,230,000
Hiscox Ltd.	143,820	2,207,228
Markel Corp. (a)	9,000	8,146,530
MBIA, Inc. (a)	96,000	630,720
Mercury General Corp.	200	10,350
ProAssurance Corp.	70,600	3,735,446
Progressive Corp.	198,700	6,123,934
Selective Insurance Group, Inc.	23,900	824,789
The Chubb Corp.	179,858	23,476,865
The Travelers Companies, Inc.	224,600	25,732,422
W.R. Berkley Corp.	25,000	1,391,500
White Mountains Insurance Group Ltd.	1,600	1,292,800
XL Group PLC Class A	236,300	9,021,934
		162,968,753
Reinsurance - 3.2%
Alleghany Corp. (a)	4,125	2,101,110
Everest Re Group Ltd.	3,200	590,208
Maiden Holdings Ltd.	700	10,787
Muenchener Rueckversicherungs AG	8,400	1,689,101
PartnerRe Ltd.	16,100	2,239,993
Reinsurance Group of America, Inc.	78,833	7,243,176
Validus Holdings Ltd.	50,500	2,382,590
		16,256,965

TOTAL INSURANCE		464,184,590

TOTAL COMMON STOCKS
(Cost $360,086,550)		478,382,142

Money Market Funds - 4.6%
Fidelity Cash Central Fund, 0.18% (c)	22,600,605	22,600,605
Fidelity Securities Lending Cash Central Fund, 0.22% (c)(d)	268,600	268,600
TOTAL MONEY MARKET FUNDS
(Cost $22,869,205)		22,869,205
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $382,955,755)		501,251,347
NET OTHER ASSETS (LIABILITIES) - 0.0%		167,845
NET ASSETS - 100%		$501,419,192

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$16,449
Fidelity Securities Lending Cash Central Fund	12,557
Total	$29,006

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$478,382,142	$475,709,482	$2,672,660	$--
Money Market Funds	22,869,205	22,869,205	--	--
Total Investments in Securities:	$501,251,347	$498,578,687	$2,672,660	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $385,190,324. Net unrealized appreciation aggregated $116,061,023, of which $120,895,061 related to appreciated investment securities and $4,834,038 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Consumer Discretionary Portfolio

November 30, 2015

CPR-QTLY-0116
1.810692.111

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
Auto Components - 4.7%
Auto Parts & Equipment - 4.7%
Delphi Automotive PLC	334,706	$29,413,963
Tenneco, Inc. (a)	340,212	18,330,623
Visteon Corp. (a)	108,100	12,962,271
		60,706,857
Automobiles - 2.9%
Automobile Manufacturers - 1.8%
Tata Motors Ltd. (a)	605,941	3,856,435
Tesla Motors, Inc. (a)(b)	81,700	18,812,242
		22,668,677
Motorcycle Manufacturers - 1.1%
Harley-Davidson, Inc.	292,200	14,294,424

TOTAL AUTOMOBILES		36,963,101

Beverages - 2.9%
Distillers & Vintners - 1.9%
Constellation Brands, Inc. Class A (sub. vtg.)	177,900	24,952,254
Soft Drinks - 1.0%
Monster Beverage Corp.	82,400	12,739,864

TOTAL BEVERAGES		37,692,118

Hotels, Restaurants & Leisure - 18.5%
Casinos & Gaming - 3.3%
Las Vegas Sands Corp.	678,270	29,884,576
Wynn Resorts Ltd. (b)	192,964	12,112,350
		41,996,926
Hotels, Resorts & Cruise Lines - 5.0%
Accor SA	317,530	13,399,324
Hilton Worldwide Holdings, Inc.	2,191,900	50,895,918
		64,295,242
Leisure Facilities - 1.6%
Vail Resorts, Inc.	166,851	20,122,231
Restaurants - 8.6%
Domino's Pizza, Inc.	71,800	7,716,346
Fiesta Restaurant Group, Inc. (a)	236,600	9,092,538
Jubilant Foodworks Ltd.	130,461	3,029,086
McDonald's Corp.	59,300	6,769,688
Ruth's Hospitality Group, Inc.	1,096,766	18,919,214
Starbucks Corp.	1,059,800	65,061,122
		110,587,994

TOTAL HOTELS, RESTAURANTS & LEISURE		237,002,393

Household Durables - 4.0%
Homebuilding - 2.8%
D.R. Horton, Inc.	288,400	9,318,204
Lennar Corp. Class A	178,800	9,156,348
PulteGroup, Inc.	881,000	17,161,880
		35,636,432
Household Appliances - 0.6%
Techtronic Industries Co. Ltd.	1,875,500	7,607,513
Housewares & Specialties - 0.6%
Jarden Corp. (a)	174,800	8,159,664

TOTAL HOUSEHOLD DURABLES		51,403,609

Household Products - 0.4%
Household Products - 0.4%
Spectrum Brands Holdings, Inc.	57,600	5,455,296
Internet & Catalog Retail - 11.6%
Internet Retail - 11.6%
Amazon.com, Inc. (a)	193,800	128,838,241
Ocado Group PLC (a)(b)	3,686,731	20,544,566
		149,382,807
Internet Software & Services - 1.7%
Internet Software & Services - 1.7%
Alibaba Group Holding Ltd. sponsored ADR (a)	196,300	16,504,904
HomeAway, Inc. (a)	151,800	5,367,648
		21,872,552
Media - 21.1%
Broadcasting - 2.5%
ITV PLC	7,709,000	31,464,522
Cable & Satellite - 9.1%
Charter Communications, Inc. Class A (a)(b)	245,900	46,071,824
Comcast Corp. Class A	680,800	41,433,488
Naspers Ltd. Class N	152,300	22,702,140
Starz Series A (a)	198,900	7,017,192
		117,224,644
Movies & Entertainment - 9.5%
Lions Gate Entertainment Corp. (b)	144,900	4,917,906
The Walt Disney Co.	874,247	99,200,807
Time Warner, Inc.	254,600	17,816,908
		121,935,621

TOTAL MEDIA		270,624,787

Multiline Retail - 2.0%
Department Stores - 1.4%
Macy's, Inc.	437,400	17,093,592
General Merchandise Stores - 0.6%
B&M European Value Retail S.A.	1,691,477	8,070,586

TOTAL MULTILINE RETAIL		25,164,178

Software - 1.4%
Application Software - 1.4%
Mobileye NV (a)(b)	399,800	17,431,280
Specialty Retail - 19.4%
Apparel Retail - 9.6%
Inditex SA	106,541	3,826,569
L Brands, Inc.	649,125	61,933,016
Ross Stores, Inc.	763,359	39,702,302
TJX Companies, Inc.	112,695	7,956,267
United Arrows Ltd.	77,800	3,431,795
Zumiez, Inc. (a)(b)	390,036	5,885,643
		122,735,592
Automotive Retail - 3.6%
AutoZone, Inc. (a)	28,880	22,635,278
O'Reilly Automotive, Inc. (a)	89,486	23,612,671
		46,247,949
Home Improvement Retail - 4.9%
Home Depot, Inc.	472,100	63,204,748
Specialty Stores - 1.3%
Staples, Inc.	1,362,059	16,440,052

TOTAL SPECIALTY RETAIL		248,628,341

Textiles, Apparel & Luxury Goods - 7.3%
Apparel, Accessories & Luxury Goods - 1.6%
G-III Apparel Group Ltd. (a)	425,936	19,537,684
Regina Miracle International Holdings Ltd. (a)	608,606	669,561
		20,207,245
Footwear - 5.7%
NIKE, Inc. Class B	551,475	72,949,113

TOTAL TEXTILES, APPAREL & LUXURY GOODS		93,156,358

TOTAL COMMON STOCKS
(Cost $1,073,583,024)		1,255,483,677

Money Market Funds - 10.0%
Fidelity Cash Central Fund, 0.18% (c)	22,772,003	22,772,003
Fidelity Securities Lending Cash Central Fund, 0.22% (c)(d)	105,448,800	105,448,800
TOTAL MONEY MARKET FUNDS
(Cost $128,220,803)		128,220,803
TOTAL INVESTMENT PORTFOLIO - 107.9%
(Cost $1,201,803,827)		1,383,704,480
NET OTHER ASSETS (LIABILITIES) - (7.9)%		(101,232,362)
NET ASSETS - 100%		$1,282,472,118

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$20,695
Fidelity Securities Lending Cash Central Fund	243,954
Total	$264,649

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,255,483,677	$1,247,800,673	$7,683,004	$--
Money Market Funds	128,220,803	128,220,803	--	--
Total Investments in Securities:	$1,383,704,480	$1,376,021,476	$7,683,004	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $1,203,135,469. Net unrealized appreciation aggregated $180,569,011, of which $263,855,018 related to appreciated investment securities and $83,286,007 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolios®

Consumer Staples Portfolio

November 30, 2015

FOO-QTLY-0116
1.810694.111

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
Beverages - 17.6%
Brewers - 2.1%
Anheuser-Busch InBev SA NV	279,290	$35,907,358
SABMiller PLC	379,384	23,035,597
		58,942,955
Distillers & Vintners - 1.6%
Diageo PLC sponsored ADR	131,726	15,090,531
Kweichow Moutai Co. Ltd.	120,281	4,028,887
Remy Cointreau SA (a)	330,576	23,449,993
		42,569,411
Soft Drinks - 13.9%
Coca-Cola Bottling Co. Consolidated	114,059	22,089,807
Coca-Cola Central Japan Co. Ltd.	360,900	5,318,218
Coca-Cola FEMSA S.A.B. de CV sponsored ADR (a)	58,029	4,472,295
Coca-Cola Icecek Sanayi A/S	990,162	12,949,514
Embotelladora Andina SA ADR (a)	461,227	7,287,387
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	69,487	6,697,157
Monster Beverage Corp.	598,800	92,580,468
PepsiCo, Inc.	1,287,518	128,957,803
The Coca-Cola Co.	2,361,418	100,643,635
		380,996,284

TOTAL BEVERAGES		482,508,650

Chemicals - 0.1%
Specialty Chemicals - 0.1%
Senomyx, Inc. (a)(b)	425,655	1,970,783
Food & Staples Retailing - 22.6%
Drug Retail - 11.8%
CVS Health Corp.	2,766,376	260,288,318
Drogasil SA	371,200	3,804,104
Walgreens Boots Alliance, Inc.	724,500	60,879,735
		324,972,157
Food Distributors - 1.0%
Chefs' Warehouse Holdings (a)(b)	501,062	9,810,794
United Natural Foods, Inc. (b)	405,381	17,800,280
		27,611,074
Food Retail - 7.0%
China Resources Beer Holdings Co. Ltd.	1,132,000	2,201,673
Fresh Market, Inc. (a)(b)	405,784	9,730,700
Kroger Co.	3,764,354	141,765,572
Sprouts Farmers Market LLC (b)	1,602,229	38,661,786
		192,359,731
Hypermarkets & Super Centers - 2.8%
Wal-Mart Stores, Inc.	1,307,556	76,936,595

TOTAL FOOD & STAPLES RETAILING		621,879,557

Food Products - 13.2%
Agricultural Products - 1.8%
Archer Daniels Midland Co.	123,300	4,499,217
Bunge Ltd.	598,999	39,899,323
SLC Agricola SA	1,290,200	5,745,708
		50,144,248
Packaged Foods & Meats - 11.4%
Amplify Snack Brands, Inc. (a)	735,995	9,236,737
Blue Buffalo Pet Products, Inc. (a)(b)	743,937	13,368,548
Inner Mongoli Yili Industries Co. Ltd.	598,042	1,378,698
Keurig Green Mountain, Inc.	1,737,523	91,046,205
Lindt & Spruengli AG	90	6,499,052
Mead Johnson Nutrition Co. Class A	1,539,716	124,085,712
Nestle SA	316,427	23,453,338
The Hain Celestial Group, Inc. (b)	703,078	30,021,431
TreeHouse Foods, Inc. (b)	70,500	6,095,430
Ulker Biskuvi Sanayi A/S	1,010,525	6,524,663
		311,709,814

TOTAL FOOD PRODUCTS		361,854,062

Health Care Providers & Services - 0.2%
Health Care Services - 0.2%
Diplomat Pharmacy, Inc. (a)(b)	193,400	6,794,142
Hotels, Restaurants & Leisure - 1.6%
Restaurants - 1.6%
ARAMARK Holdings Corp.	1,387,828	45,270,949
Household Durables - 0.3%
Household Appliances - 0.2%
SodaStream International Ltd. (a)(b)	372,615	5,406,644
Housewares & Specialties - 0.1%
Tupperware Brands Corp.	74,100	4,206,657

TOTAL HOUSEHOLD DURABLES		9,613,301

Household Products - 16.6%
Household Products - 16.6%
Colgate-Palmolive Co.	1,364,388	89,613,004
Procter & Gamble Co.	4,865,165	364,108,947
Svenska Cellulosa AB (SCA) (B Shares)	48,700	1,401,558
		455,123,509
Personal Products - 2.2%
Personal Products - 2.2%
Avon Products, Inc. (a)	2,516,300	8,681,235
Coty, Inc. Class A (a)	234,200	6,506,076
Herbalife Ltd. (b)	416,610	24,050,895
L'Oreal SA	37,400	6,622,709
Nu Skin Enterprises, Inc. Class A (a)	241,617	8,425,185
Unilever NV (NY Reg.)	159,298	6,967,695
		61,253,795
Pharmaceuticals - 0.3%
Pharmaceuticals - 0.3%
Perrigo Co. PLC	60,500	9,038,095
Tobacco - 22.5%
Tobacco - 22.5%
Altria Group, Inc.	1,861,945	107,248,032
British American Tobacco PLC sponsored ADR	2,683,665	310,607,387
ITC Ltd.	1,820,070	9,378,869
Philip Morris International, Inc.	774,768	67,706,976
Reynolds American, Inc.	2,654,900	122,789,125
		617,730,389
TOTAL COMMON STOCKS
(Cost $2,120,379,221)		2,673,037,232

Nonconvertible Preferred Stocks - 0.1%
Beverages - 0.1%
Brewers - 0.1%
Ambev SA sponsored ADR
(Cost $903,665)	389,310	1,857,009

Money Market Funds - 4.6%
Fidelity Cash Central Fund, 0.18% (c)	71,089,922	71,089,922
Fidelity Securities Lending Cash Central Fund, 0.22% (c)(d)	55,014,891	55,014,891
TOTAL MONEY MARKET FUNDS
(Cost $126,104,813)		126,104,813
TOTAL INVESTMENT PORTFOLIO - 101.9%
(Cost $2,247,387,699)		2,800,999,054
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(52,862,662)
NET ASSETS - 100%		$2,748,136,392

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$64,861
Fidelity Securities Lending Cash Central Fund	206,176
Total	$271,037

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,673,037,232	$2,612,274,978	$60,762,254	$--
Nonconvertible Preferred Stocks	1,857,009	1,857,009	--	--
Money Market Funds	126,104,813	126,104,813	--	--
Total Investments in Securities:	$2,800,999,054	$2,740,236,800	$60,762,254	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $2,257,144,123. Net unrealized appreciation aggregated $543,854,931, of which $696,122,025 related to appreciated investment securities and $152,267,094 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolios®

Defense and Aerospace Portfolio

November 30, 2015

DEF-QTLY-0116
1.810679.111

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value
Aerospace & Defense - 96.4%
Aerospace & Defense - 96.4%
Astronics Corp. (a)	213,400	$8,256,446
Astronics Corp. Class B	49,177	1,901,675
BWX Technologies, Inc.	812,200	24,731,490
Engility Holdings, Inc.	309,359	10,703,821
Esterline Technologies Corp. (a)	153,534	14,598,013
General Dynamics Corp.	140,800	20,621,568
HEICO Corp.	315,647	16,249,508
Hexcel Corp.	361,257	17,011,592
Honeywell International, Inc.	656,676	68,261,470
Huntington Ingalls Industries, Inc.	296,174	38,775,100
L-3 Communications Holdings, Inc.	102,820	12,586,196
Lockheed Martin Corp.	236,400	51,809,424
Moog, Inc. Class A (a)	276,858	18,292,008
Northrop Grumman Corp.	361,400	67,350,504
Orbital ATK, Inc.	346,779	29,791,784
Precision Castparts Corp.	67,694	15,673,869
Raytheon Co.	366,406	45,445,336
Rockwell Collins, Inc.	475,167	44,038,478
Safran SA (b)	202,900	14,872,527
Spirit AeroSystems Holdings, Inc. Class A (a)	637,600	33,442,120
Teledyne Technologies, Inc. (a)	287,126	26,562,026
Textron, Inc.	776,631	33,138,845
The Boeing Co.	802,031	116,655,409
TransDigm Group, Inc. (a)	176,433	41,396,475
United Technologies Corp.	1,254,001	120,446,795
TOTAL COMMON STOCKS
(Cost $628,124,277)		892,612,479

Money Market Funds - 6.3%
Fidelity Cash Central Fund, 0.18% (c)	42,382,044	42,382,044
Fidelity Securities Lending Cash Central Fund, 0.22% (c)(d)	15,483,300	15,483,300
TOTAL MONEY MARKET FUNDS
(Cost $57,865,344)		57,865,344
TOTAL INVESTMENT PORTFOLIO - 102.7%
(Cost $685,989,621)		950,477,823
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(25,033,645)
NET ASSETS - 100%		$925,444,178

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

(Subtitle)

Fund	Income earned
Fidelity Cash Central Fund	$17,814
Fidelity Securities Lending Cash Central Fund	13,921
Total	$31,735

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$892,612,479	$877,739,952	$14,872,527	$--
Money Market Funds	57,865,344	57,865,344	--	--
Total Investments in Securities:	$950,477,823	$935,605,296	$14,872,527	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended November 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$18,181,284
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $686,238,104. Net unrealized appreciation aggregated $264,239,719, of which $266,029,840 related to appreciated investment securities and $1,790,121 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Consolidated Quarterly Holdings Report
for

Fidelity® Select Portfolios®

Gold Portfolio

November 30, 2015

GOL-QTLY-0116
1.810695.111

Consolidated Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.6%
	Shares	Value
Australia - 7.8%
Metals & Mining - 7.8%
Gold - 7.8%
Beadell Resources Ltd. (a)	4,125,831	$387,894
Evolution Mining Ltd.	352,543	285,554
Medusa Mining Ltd. (a)(b)	1,228,595	333,195
Newcrest Mining Ltd. (b)	5,916,753	46,683,844
Northern Star Resources Ltd.	4,351,118	7,646,550
Perseus Mining Ltd.:
(Australia) (b)	1,717,134	391,177
(Canada) (b)	1,300,000	306,638
Regis Resources Ltd. (a)	2,157,191	3,034,357
Resolute Mng Ltd. (b)	2,390,161	458,070
Saracen Mineral Holdings Ltd. (b)	8,462,787	2,998,941
Silver Lake Resources Ltd. (a)(b)	4,145,985	449,756
		62,975,976
Bailiwick of Jersey - 8.1%
Metals & Mining - 8.1%
Gold - 8.1%
Lydian International Ltd. (b)	2,317,200	399,083
Randgold Resources Ltd. sponsored ADR	1,069,695	64,823,516
		65,222,599
Bermuda - 0.0%
Metals & Mining - 0.0%
Steel - 0.0%
African Minerals Ltd. (a)(b)	1,718,700	26
Canada - 58.1%
Metals & Mining - 58.1%
Diversified Metals & Mining - 0.1%
Ivanhoe Mines Ltd. (b)	2,441,200	1,206,479
Ivanhoe Mines Ltd. Class A warrants 12/10/15 (b)(c)	837,300	3,135
True Gold Mining, Inc. (b)	171,000	26,890
		1,236,504
Gold - 55.8%
Agnico Eagle Mines Ltd. (Canada)	1,819,001	48,326,898
Alacer Gold Corp. (b)	1,656,963	3,188,734
Alamos Gold, Inc.	2,017,887	6,134,727
Argonaut Gold, Inc. (b)	5,298,162	4,919,481
Asanko Gold, Inc. (b)	316,000	475,615
B2Gold Corp. (b)	28,723,793	31,402,702
Barrick Gold Corp. (a)	4,115,569	30,293,941
Centerra Gold, Inc.	160,900	874,712
Continental Gold, Inc. (b)(d)	6,665,300	7,286,935
Detour Gold Corp. (b)	1,556,100	16,208,283
Detour Gold Corp. (b)(c)	785,900	8,185,907
Eldorado Gold Corp.	8,749,035	26,795,128
Franco-Nevada Corp.	1,196,300	57,501,589
Goldcorp, Inc.	4,893,500	57,859,422
Guyana Goldfields, Inc. (b)	3,797,200	8,387,989
Guyana Goldfields, Inc. (b)(c)	155,000	342,394
IAMGOLD Corp. (a)(b)	837,100	1,278,733
Kinross Gold Corp. (b)	1,998,891	3,906,627
Kirkland Lake Gold, Inc. (a)(b)	944,100	3,350,956
Klondex Mines Ltd. (b)	26,000	50,425
Lake Shore Gold Corp. (b)	3,096,600	2,226,018
New Gold, Inc. (b)	8,452,075	18,607,286
Novagold Resources, Inc. (a)(b)	1,574,100	5,917,093
OceanaGold Corp.	9,944,832	19,212,750
Osisko Gold Royalties Ltd.	473,793	5,023,707
Pilot Gold, Inc. (a)(b)	1,418,150	297,339
Premier Gold Mines Ltd. (b)(d)	10,599,522	17,699,602
Pretium Resources, Inc. (a)(b)	852,052	4,593,788
Pretium Resources, Inc. (b)(c)	225,000	1,213,074
Pretium Resources, Inc. (b)(e)	225,000	1,213,074
Primero Mining Corp. (a)(b)	2,087,100	4,704,160
Richmont Mines, Inc. (b)	32,800	100,455
Rubicon Minerals Corp. (a)(b)	4,981,402	596,821
Seabridge Gold, Inc. (a)(b)	754,207	5,958,238
SEMAFO, Inc. (b)	4,311,100	10,168,831
Teranga Gold Corp. (a)(b)	85,000	31,824
Teranga Gold Corp. CDI unit (b)	3,338,072	1,207,047
Torex Gold Resources, Inc. (b)	23,655,500	20,901,936
Yamana Gold, Inc.	6,665,920	14,076,075
		450,520,316
Precious Metals & Minerals - 1.3%
Dalradian Resources, Inc. (b)	12,000	6,110
Gold Standard Ventures Corp. (b)	2,155,400	1,194,351
Tahoe Resources, Inc. (a)	1,041,082	9,159,994
		10,360,455
Silver - 0.9%
MAG Silver Corp. (b)	282,700	1,964,473
Silver Wheaton Corp.	384,600	5,054,274
		7,018,747
TOTAL METALS & MINING		469,136,022
Cayman Islands - 0.5%
Metals & Mining - 0.5%
Gold - 0.5%
Endeavour Mining Corp. (b)	8,267,400	3,900,155
China - 0.4%
Metals & Mining - 0.4%
Gold - 0.4%
Zijin Mining Group Co. Ltd. (H Shares)	14,390,000	3,600,539
Peru - 0.6%
Metals & Mining - 0.6%
Gold - 0.6%
Compania de Minas Buenaventura SA sponsored ADR	987,228	4,679,461
South Africa - 4.8%
Metals & Mining - 4.8%
Gold - 4.8%
AngloGold Ashanti Ltd. sponsored ADR (b)	3,119,008	19,961,651
Gold Fields Ltd. sponsored ADR	4,726,126	11,957,099
Harmony Gold Mining Co. Ltd. (b)	1,484,000	960,803
Harmony Gold Mining Co. Ltd. sponsored ADR (a)(b)	1,812,900	1,104,600
Sibanye Gold Ltd. ADR	846,906	4,463,195
		38,447,348
United Kingdom - 0.7%
Metals & Mining - 0.7%
Gold - 0.7%
Acacia Mining PLC	2,083,427	5,447,307
United States of America - 7.6%
Metals & Mining - 7.6%
Gold - 7.6%
McEwen Mining, Inc. (a)	579,110	515,408
Newmont Mining Corp.	2,161,000	39,784,010
Royal Gold, Inc.	581,913	20,919,772
		61,219,190
TOTAL COMMON STOCKS
(Cost $1,241,951,372)		714,628,623
	Troy Ounces

Commodities - 10.1%
Gold Bullion(b)	35,510	37,820,636
Silver Bullion(b)	3,082,000	43,442,947
TOTAL COMMODITIES
(Cost $104,813,406)		81,263,583

Money Market Funds - 7.4%
Fidelity Cash Central Fund, 0.18% (f)	12,667,211	12,667,211
Fidelity Securities Lending Cash Central Fund, 0.22% (f)(g)	46,852,157	46,852,157
TOTAL MONEY MARKET FUNDS
(Cost $59,519,368)		59,519,368
TOTAL INVESTMENT PORTFOLIO - 106.1%
(Cost $1,406,284,146)		855,411,574
NET OTHER ASSETS (LIABILITIES) - (6.1)%		(48,846,339)
NET ASSETS - 100%		$806,565,235

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,744,510 or 1.2% of net assets.

 (d) Affiliated company

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,213,074 or 0.2% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Pretium Resources, Inc.	3/31/11	$2,172,293

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,725
Fidelity Securities Lending Cash Central Fund	186,422
Total	$193,147

Consolidated Subsidiary

	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Select Cayman Gold Ltd.	$116,684,748	$21,486,991	$40,887,950	$-	$81,226,612

The Fund invests in certain commodity-related investments through Fidelity Select Gold Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of November 30, 2015, the Fund held $81,226,612 in the Subsidiary, representing 10.1% of the Fund's net assets. The Quarterly Holdings report is consolidated and includes the holdings of the Fund and the Subsidiary.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Continental Gold, Inc.	$7,850,572	$1,739,757	$--	$--	$7,286,935
Premier Gold Mines Ltd.	20,747,454	512,268	259,308	--	17,699,602
Total	$28,598,026	$2,252,025	$259,308	$--	$24,986,537

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$714,628,623	$713,664,659	$960,803	$3,161
Commodities	81,263,583	81,263,583	--	--
Money Market Funds	59,519,368	59,519,368	--	--
Total Investments in Securities:	$855,411,574	$854,447,610	$960,803	$3,161

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in commodities are valued at their last traded price prior to 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes, on an unconsolidated basis, was $1,507,819,682. Net unrealized depreciation aggregated $652,445,079, of which $90,126,126 related to appreciated investment securities and $742,571,205 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Banking Portfolio

November 30, 2015

BAN-QTLY-0116
1.810667.111

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
Banks - 80.8%
Diversified Banks - 38.7%
Bank of America Corp.	2,395,100	$41,746,593
Citigroup, Inc.	657,300	35,553,357
Comerica, Inc.	361,100	16,736,985
JPMorgan Chase & Co.	533,000	35,540,440
Lloyds Banking Group PLC	8,403,900	9,228,602
Nordea Bank AB	379,000	4,199,861
U.S. Bancorp	1,293,800	56,784,882
Wells Fargo & Co.	1,458,892	80,384,949
		280,175,669
Regional Banks - 42.1%
1st Source Corp.	177,160	5,989,780
Bank of the Ozarks, Inc.	260,700	14,150,796
Camden National Corp.	237,084	10,654,555
Central Valley Community Bancorp	150,500	1,690,115
CIT Group, Inc.	362,500	15,573,000
Commerce Bancshares, Inc.	289,754	13,305,504
Community Trust Bancorp, Inc.	232,300	8,525,410
CVB Financial Corp.	625,700	11,575,450
First Citizen Bancshares, Inc.	37,000	9,802,040
Hilltop Holdings, Inc.(a)	523,700	11,683,747
Huntington Bancshares, Inc.	1,868,900	21,847,441
M&T Bank Corp.	214,500	26,883,285
PacWest Bancorp	261,636	12,302,125
PNC Financial Services Group, Inc.	96,541	9,220,631
Prosperity Bancshares, Inc.	393,900	21,825,999
Regions Financial Corp.	2,608,700	26,452,218
Shinsei Bank Ltd.	3,459,000	6,575,191
SunTrust Banks, Inc.	822,400	35,708,608
SVB Financial Group (a)	86,700	11,486,016
UMB Financial Corp.	208,600	10,993,220
Wilshire Bancorp, Inc.	1,471,400	18,157,076
		304,402,207

TOTAL BANKS		584,577,876

Capital Markets - 2.3%
Asset Management & Custody Banks - 1.5%
The Blackstone Group LP	347,400	10,849,302
Investment Banking & Brokerage - 0.8%
Goldman Sachs Group, Inc.	29,900	5,681,598

TOTAL CAPITAL MARKETS		16,530,900

Consumer Finance - 7.9%
Consumer Finance - 7.9%
American Express Co.	75,000	5,373,000
Capital One Financial Corp.	341,700	26,826,867
Discover Financial Services	313,600	17,799,936
OneMain Holdings, Inc. (a)	75,500	3,658,730
SLM Corp. (a)	540,000	3,647,700
		57,306,233
Diversified Financial Services - 0.7%
Specialized Finance - 0.7%
Element Financial Corp.	387,200	4,957,969
Insurance - 0.8%
Property & Casualty Insurance - 0.8%
First American Financial Corp.	84,100	3,316,904
FNF Group	60,700	2,176,095
		5,492,999
Thrifts & Mortgage Finance - 2.6%
Thrifts & Mortgage Finance - 2.6%
Essent Group Ltd. (a)	290,500	7,181,160
Meridian Bancorp, Inc.	686,329	10,061,583
TFS Financial Corp.	92,082	1,728,379
		18,971,122
Trading Companies & Distributors - 1.7%
Trading Companies & Distributors - 1.7%
AerCap Holdings NV (a)	266,600	12,114,304
TOTAL COMMON STOCKS
(Cost $591,175,879)		699,951,403

Nonconvertible Preferred Stocks - 0.4%
Banks - 0.4%
Diversified Banks - 0.4%
Banco ABC Brasil SA
(Cost $4,994,421)	1,245,534	2,945,628

Money Market Funds - 2.7%
Fidelity Cash Central Fund, 0.18% (b)
(Cost $19,233,172)	19,233,172	19,233,172
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $615,403,472)		722,130,203
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,002,422
NET ASSETS - 100%		$723,132,625

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$16,077
Fidelity Securities Lending Cash Central Fund	9,588
Total	$25,665

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$699,951,403	$690,722,801	$9,228,602	$--
Nonconvertible Preferred Stocks	2,945,628	2,945,628	--	--
Money Market Funds	19,233,172	19,233,172	--	--
Total Investments in Securities:	$722,130,203	$712,901,601	$9,228,602	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $619,010,289. Net unrealized appreciation aggregated $103,119,914, of which $115,185,885 related to appreciated investment securities and $12,065,971 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolios®

Construction and Housing Portfolio

November 30, 2015

HOU-QTLY-0116
1.810672.111

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value
Aerospace & Defense - 1.0%
Aerospace & Defense - 1.0%
BWX Technologies, Inc.	192,650	$5,866,193
Building Products - 9.8%
Building Products - 9.8%
A.O. Smith Corp.	204,126	16,281,090
Apogee Enterprises, Inc.	157,548	7,912,061
Continental Building Products, Inc. (a)	551,972	10,067,969
Fortune Brands Home & Security, Inc.	324,000	17,810,280
Gibraltar Industries, Inc. (a)	207,250	5,531,503
		57,602,903
Construction & Engineering - 3.3%
Construction & Engineering - 3.3%
Dycom Industries, Inc. (a)(b)	68,294	5,967,530
Quanta Services, Inc. (a)	607,550	13,396,478
Tutor Perini Corp. (a)	21,134	398,165
		19,762,173
Construction Materials - 4.4%
Construction Materials - 4.4%
Eagle Materials, Inc.	149,818	10,349,427
Martin Marietta Materials, Inc.	97,760	15,387,424
		25,736,851
Household Durables - 17.3%
Home Furnishings - 2.2%
Mohawk Industries, Inc. (a)	67,500	12,873,600
Homebuilding - 13.9%
Cairn Homes PLC (a)	2,917,800	3,445,031
KB Home (b)	784,900	11,059,241
Meritage Homes Corp. (a)	246,242	9,187,289
New Home Co. LLC (a)	398,639	5,848,034
PulteGroup, Inc.	908,457	17,696,742
Taylor Morrison Home Corp. (a)	424,665	7,431,638
Toll Brothers, Inc. (a)	407,450	15,148,991
William Lyon Homes, Inc. (a)(b)	713,611	12,466,784
		82,283,750
Household Appliances - 1.2%
Whirlpool Corp.	42,500	6,907,100

TOTAL HOUSEHOLD DURABLES		102,064,450

Insurance - 0.6%
Property & Casualty Insurance - 0.6%
First American Financial Corp.	91,796	3,620,434
Paper & Forest Products - 0.5%
Forest Products - 0.5%
Boise Cascade Co. (a)	88,989	2,785,356
Real Estate Investment Trusts - 18.6%
Residential REITs - 18.6%
American Homes 4 Rent Class A	164,211	2,755,461
AvalonBay Communities, Inc.	187,678	34,117,984
Essex Property Trust, Inc.	80,101	18,486,510
Mid-America Apartment Communities, Inc.	170,676	15,115,067
Sun Communities, Inc.	181,791	12,152,728
UDR, Inc.	727,100	26,837,261
		109,465,011
Real Estate Management & Development - 5.3%
Diversified Real Estate Activities - 0.5%
Countrywide PLC	494,119	2,922,444
Real Estate Operating Companies - 2.5%
Forest City Enterprises, Inc. Class A (a)	672,100	14,947,504
Real Estate Services - 2.3%
Foxtons Group PLC	698,549	1,848,513
RE/MAX Holdings, Inc.	74,300	2,786,993
Realogy Holdings Corp. (a)	213,600	8,823,816
		13,459,322

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		31,329,270

Specialty Retail - 34.8%
Home Improvement Retail - 34.8%
Home Depot, Inc.	1,070,470	143,314,521
Lowe's Companies, Inc.	808,134	61,903,064
		205,217,585
Thrifts & Mortgage Finance - 0.8%
Thrifts & Mortgage Finance - 0.8%
Essent Group Ltd. (a)	182,000	4,499,040
TOTAL COMMON STOCKS
(Cost $431,629,281)		567,949,266

Convertible Preferred Stocks - 0.6%
Household Durables - 0.6%
Homebuilding - 0.6%
Blu Homes, Inc. Series A, 5.00% (a)(c)
(Cost $4,000,001)	865,801	3,740,260

Money Market Funds - 5.4%
Fidelity Cash Central Fund, 0.18% (d)	13,816,843	13,816,843
Fidelity Securities Lending Cash Central Fund, 0.22% (d)(e)	18,091,550	18,091,550
TOTAL MONEY MARKET FUNDS
(Cost $31,908,393)		31,908,393
TOTAL INVESTMENT PORTFOLIO - 102.4%
(Cost $467,537,675)		603,597,919
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(14,090,952)
NET ASSETS - 100%		$589,506,967

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,740,260 or 0.6% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Blu Homes, Inc. Series A, 5.00%	6/10/13	$4,000,001

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,512
Fidelity Securities Lending Cash Central Fund	38,909
Total	$47,421

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$567,949,266	$567,949,266	$--	$--
Convertible Preferred Stocks	3,740,260	--	--	3,740,260
Money Market Funds	31,908,393	31,908,393	--	--
Total Investments in Securities:	$603,597,919	$599,857,659	$--	$3,740,260

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Convertible Preferred Stock
Beginning Balance	$6,961,040
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	(3,220,780)
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$3,740,260
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2015	$(3,220,780)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $469,424,880. Net unrealized appreciation aggregated $134,173,039, of which $146,491,333 related to appreciated investment securities and $12,318,294 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolios®

Industrial Equipment Portfolio

November 30, 2015

INE-QTLY-0116
1.810687.111

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.4%
	Shares	Value
Aerospace & Defense - 39.5%
Aerospace & Defense - 39.5%
BWX Technologies, Inc.	164,800	$5,018,160
General Dynamics Corp.	34,900	5,111,454
Honeywell International, Inc.	68,000	7,068,600
Huntington Ingalls Industries, Inc.	13,800	1,806,696
L-3 Communications Holdings, Inc.	25,500	3,121,455
Lockheed Martin Corp.	17,200	3,769,552
Northrop Grumman Corp.	35,700	6,653,052
Raytheon Co.	57,600	7,144,128
Teledyne Technologies, Inc. (a)	19,800	1,831,698
The Boeing Co.	65,400	9,512,430
United Technologies Corp.	117,400	11,276,270
		62,313,495
Building Products - 2.5%
Building Products - 2.5%
Lennox International, Inc.	28,900	3,928,088
Construction & Engineering - 2.6%
Construction & Engineering - 2.6%
AECOM Technology Corp. (a)	129,416	4,119,311
Diversified Consumer Services - 0.9%
Specialized Consumer Services - 0.9%
ServiceMaster Global Holdings, Inc. (a)	39,900	1,495,452
Electrical Equipment - 7.0%
Electrical Components & Equipment - 7.0%
AMETEK, Inc.	56,500	3,189,990
Eaton Corp. PLC	58,900	3,425,624
EnerSys	42,200	2,485,580
Regal Beloit Corp.	29,528	1,903,375
		11,004,569
Industrial Conglomerates - 25.1%
Industrial Conglomerates - 25.1%
3M Co.	23,500	3,679,630
Danaher Corp.	80,100	7,720,839
General Electric Co.	939,255	28,121,295
		39,521,764
Machinery - 8.3%
Construction Machinery & Heavy Trucks - 4.3%
Allison Transmission Holdings, Inc.	58,533	1,636,583
Manitowoc Co., Inc. (b)	166,000	2,805,400
Wabtec Corp.	28,100	2,251,372
		6,693,355
Industrial Machinery - 4.0%
IDEX Corp.	37,000	2,915,600
Ingersoll-Rand PLC	59,000	3,461,530
		6,377,130

TOTAL MACHINERY		13,070,485

Professional Services - 1.3%
Research & Consulting Services - 1.3%
CBIZ, Inc. (a)	89,600	959,616
Dun & Bradstreet Corp.	9,700	1,045,563
		2,005,179
Road & Rail - 1.9%
Trucking - 1.9%
J.B. Hunt Transport Services, Inc.	39,200	3,067,008
Trading Companies & Distributors - 4.3%
Trading Companies & Distributors - 4.3%
HD Supply Holdings, Inc. (a)	142,200	4,497,786
United Rentals, Inc. (a)	28,500	2,242,095
		6,739,881
TOTAL COMMON STOCKS
(Cost $128,924,791)		147,265,232

Money Market Funds - 7.0%
Fidelity Cash Central Fund, 0.18% (c)	8,711,904	8,711,904
Fidelity Securities Lending Cash Central Fund, 0.22% (c)(d)	2,303,874	2,303,874
TOTAL MONEY MARKET FUNDS
(Cost $11,015,778)		11,015,778
TOTAL INVESTMENT PORTFOLIO - 100.4%
(Cost $139,940,569)		158,281,010
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(603,831)
NET ASSETS - 100%		$157,677,179

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,955
Fidelity Securities Lending Cash Central Fund	15,491
Total	$18,446

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $140,741,576. Net unrealized appreciation aggregated $17,539,434, of which $20,169,341 related to appreciated investment securities and $2,629,907 related to depreciated investment securities.

During the period, 2,554,993 shares of the Fund held by an unaffiliated entity were redeemed for cash and investments with a value of $96,042,190. The Fund recognized a net realized gain of $25,749,250 for book purposes and no gain or loss for federal income tax purposes.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolios®

Biotechnology Portfolio

November 30, 2015

BIO-QTLY-0116
1.810668.111

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
Biotechnology - 87.6%
Biotechnology - 87.6%
ACADIA Pharmaceuticals, Inc. (a)(b)	4,569,580	$173,415,561
Acceleron Pharma, Inc. (a)(c)	3,246,194	139,164,337
Achillion Pharmaceuticals, Inc. (a)(b)(c)	7,229,800	73,599,364
Acorda Therapeutics, Inc. (a)(b)(c)	3,750,211	143,220,558
Actelion Ltd.	549,423	77,165,402
Adamas Pharmaceuticals, Inc. (a)(c)	1,831,533	29,249,582
Adaptimmune Therapeutics PLC sponsored ADR (b)	2,468,330	22,313,703
ADMA Biologics, Inc. (a)	372,800	3,429,760
Aduro Biotech, Inc. (b)	1,028,637	31,877,461
Aduro Biotech, Inc. (d)	1,711,378	53,035,604
Aegerion Pharmaceuticals, Inc. (a)(b)(c)	2,843,518	29,117,624
Affimed NV (a)	769,423	5,739,896
Agenus, Inc. (a)	2,301,918	11,762,801
Agenus, Inc. warrants 1/9/18 (a)	1,548,000	30,774
Agios Pharmaceuticals, Inc. (a)	287,590	18,575,438
Aimmune Therapeutics, Inc. (a)(b)(c)	1,728,201	36,966,219
Aimmune Therapeutics, Inc. (c)	2,173,892	44,174,572
Akebia Therapeutics, Inc. (a)(b)(c)	1,643,723	17,637,148
Alder Biopharmaceuticals, Inc. (a)(c)	3,213,343	119,729,160
Aldeyra Therapeutics, Inc. (a)(c)	958,916	6,980,908
Alexion Pharmaceuticals, Inc. (a)	4,189,004	747,485,876
Alkermes PLC (a)	2,423,811	177,810,775
Alnylam Pharmaceuticals, Inc. (a)	1,811,378	188,491,995
AMAG Pharmaceuticals, Inc. (a)(b)	1,697,477	45,186,838
Amarin Corp. PLC ADR (a)(b)	4,624,866	9,619,721
Amgen, Inc.	34,486	5,555,695
Amicus Therapeutics, Inc. (a)(b)	4,332,862	46,491,609
Anacor Pharmaceuticals, Inc. (a)(c)	2,603,522	303,909,123
Applied Genetic Technologies Corp. (a)(c)	1,337,358	22,788,580
Ardelyx, Inc. (a)(b)(c)	2,420,748	47,349,831
ARIAD Pharmaceuticals, Inc. (a)(b)	5,543,251	35,532,239
Array BioPharma, Inc. (a)	2,704,296	10,709,012
Ascendis Pharma A/S ADR	156,332	2,787,400
Asterias Biotherapeutics, Inc. (a)(b)	653,913	3,138,782
Atara Biotherapeutics, Inc. (a)(b)(c)	1,572,075	61,782,548
aTyr Pharma, Inc. (a)	201,820	1,717,488
aTyr Pharma, Inc. (d)	675,659	5,749,858
Avalanche Biotechnologies, Inc. (a)(b)	720,957	7,555,629
Axovant Sciences Ltd. (a)	1,193,409	22,650,903
BioCryst Pharmaceuticals, Inc. (a)(b)	1,406,100	14,918,721
Biogen, Inc. (a)	1,566,861	449,469,746
BioMarin Pharmaceutical, Inc. (a)	5,122,477	488,530,631
Bionovo, Inc. warrants 2/2/16 (a)	1,043,150	10
BioTime, Inc. warrants 10/1/18 (a)	30,113	24,994
bluebird bio, Inc. (a)	251,619	22,331,186
Blueprint Medicines Corp. (b)	775,209	17,953,840
Calithera Biosciences, Inc. (a)(b)(c)	1,794,600	14,249,124
Cara Therapeutics, Inc. (a)(c)	1,535,153	25,406,782
Catabasis Pharmaceuticals, Inc. (b)	605,098	5,022,313
Catalyst Pharmaceutical Partners, Inc.:
warrants 5/2/17 (a)	141,443	209,876
warrants 5/30/17 (a)	282,100	482,876
Celgene Corp. (a)	4,946,027	541,342,655
Cell Therapeutics, Inc. warrants 7/6/16 (a)	835,596	8
Celldex Therapeutics, Inc. (a)(b)	4,745,256	85,462,061
Cellectis SA sponsored ADR	184,400	6,101,796
Cepheid, Inc. (a)	589,900	21,201,006
Cerulean Pharma, Inc. (a)(b)(c)	2,620,301	8,489,775
Chiasma, Inc. (c)	1,530,734	32,268,638
Chiasma, Inc. (a)(c)	127,365	2,826,229
Chiasma, Inc. warrants (c)	382,683	5,301,828
Chimerix, Inc. (a)	1,485,567	60,016,907
Cidara Therapeutics, Inc. (b)(c)	86,800	1,338,456
Cidara Therapeutics, Inc. (c)(d)	1,066,786	16,449,840
Clovis Oncology, Inc. (a)(b)	649,924	20,440,110
Concert Pharmaceuticals, Inc. (a)	145,341	3,332,669
CTI BioPharma Corp. (a)(b)(c)	22,399,076	27,550,863
Cytokinetics, Inc. (a)	1,470,278	17,378,686
Cytokinetics, Inc. warrants 6/25/17 (a)	3,828,480	4,354,322
CytomX Therapeutics, Inc.	287,485	4,970,328
DBV Technologies SA sponsored ADR (a)	1,147,600	40,016,812
Dicerna Pharmaceuticals, Inc. (a)	659,421	8,809,865
Dyax Corp. (a)	3,936,660	132,507,976
Dynavax Technologies Corp. (a)	877,705	24,479,192
Edge Therapeutics, Inc. (a)	876,488	12,165,653
Eleven Biotherapeutics, Inc. (a)(b)	821,860	2,621,733
Emergent BioSolutions, Inc. (a)	336,186	12,664,127
Enanta Pharmaceuticals, Inc. (a)(b)	546,115	17,202,623
Epirus Biopharmaceuticals, Inc. (a)(b)(c)	1,220,700	5,944,809
Epizyme, Inc. (a)(b)(c)	4,120,207	66,376,535
Esperion Therapeutics, Inc. (a)(b)(c)	1,922,778	54,626,123
Exact Sciences Corp. (a)(b)	2,258,602	20,530,692
Exelixis, Inc. (a)(b)	5,125,140	29,315,801
Fate Therapeutics, Inc. (a)(c)	1,760,366	7,375,934
Fibrocell Science, Inc. (a)(c)	2,432,240	14,350,216
Fibrocell Science, Inc. (a)(b)(c)	894,400	5,276,960
FibroGen, Inc. (b)	363,239	10,802,728
Forward Pharma A/S sponsored ADR (a)	119,800	2,610,442
Foundation Medicine, Inc. (a)(b)	901,500	15,334,515
Galapagos Genomics NV sponsored ADR	1,138,988	56,630,483
Genmab A/S (a)	2,506,648	323,046,810
Genocea Biosciences, Inc. (a)	898,978	5,753,459
Genomic Health, Inc. (a)(b)	516,228	15,652,033
Geron Corp. (a)(b)(c)	15,808,751	80,624,630
Gilead Sciences, Inc.	6,586,154	697,868,878
Global Blood Therapeutics, Inc. (c)	2,567,404	114,537,027
Global Blood Therapeutics, Inc. (a)(c)	293,992	13,805,864
Halozyme Therapeutics, Inc. (a)(b)	5,037,572	89,668,782
Heron Therapeutics, Inc. (a)	757,495	22,686,975
Histogenics Corp. (c)	1,240,986	4,082,844
Ignyta, Inc. (a)	1,326,209	19,495,272
Immune Design Corp. (a)(b)(c)	1,311,741	27,454,739
ImmunoGen, Inc. (a)(b)(c)	4,827,278	65,506,162
Immunomedics, Inc. (a)(b)(c)	9,463,964	31,136,442
Incyte Corp. (a)	4,099,157	468,287,696
Infinity Pharmaceuticals, Inc. (a)	1,808,933	15,954,789
Insys Therapeutics, Inc. (a)(b)	1,881,790	59,953,829
Intercept Pharmaceuticals, Inc. (a)(b)	1,193,868	210,729,641
Intrexon Corp. (a)(b)	1,459,053	52,978,214
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	4,692,810	57,252,282
Isis Pharmaceuticals, Inc. (a)	2,486,367	151,767,842
Juno Therapeutics, Inc.	362,503	20,441,544
Juno Therapeutics, Inc. (d)	1,158,952	65,353,303
Karyopharm Therapeutics, Inc. (a)(b)(c)	3,571,115	66,779,851
Keryx Biopharmaceuticals, Inc. (a)(b)	3,548,050	20,472,249
Kite Pharma, Inc. (a)(b)	2,139,908	176,264,222
Kura Oncology, Inc. (c)	2,075,817	16,129,098
La Jolla Pharmaceutical Co. (a)(b)(c)	1,517,804	51,286,597
Lexicon Pharmaceuticals, Inc. (a)(b)	5,001,703	68,823,433
Ligand Pharmaceuticals, Inc. Class B (a)(b)(c)	983,701	105,334,703
Lion Biotechnologies, Inc. (a)(b)	1,954,882	14,231,541
Loxo Oncology, Inc. (a)(c)	1,611,362	53,062,151
Macrogenics, Inc. (a)(c)	2,793,495	96,599,057
MannKind Corp. (a)(b)	8,063,306	16,126,612
MediciNova, Inc. (a)(c)	2,489,320	8,712,620
Medivation, Inc. (a)	6,643,602	280,891,493
Merrimack Pharmaceuticals, Inc. (a)	1,010,504	9,508,843
Mesoblast Ltd. sponsored ADR	1,001,100	6,126,732
MiMedx Group, Inc. (a)(b)	1,006,364	9,017,021
Minerva Neurosciences, Inc. (a)(c)	1,843,948	9,256,619
Mirati Therapeutics, Inc. (a)	135,884	5,167,669
Mirna Therapeutics, Inc. (a)(b)(c)	1,146,800	6,513,824
Momenta Pharmaceuticals, Inc. (a)	1,062,677	18,979,411
Myriad Genetics, Inc. (a)(b)	1,189,343	51,736,421
NantKwest, Inc. (a)(b)	1,419,143	23,146,222
Neurocrine Biosciences, Inc. (a)	3,582,851	194,799,609
NewLink Genetics Corp. (a)(b)(c)	1,456,947	53,324,260
Nivalis Therapeutics, Inc.	81,400	675,620
Novavax, Inc. (a)(b)(c)	16,470,821	140,990,228
Novelos Therapeutics, Inc. warrants 12/6/16 (a)	2,362,400	24
OncoMed Pharmaceuticals, Inc. (a)(b)	897,741	20,513,382
Ophthotech Corp. (a)(c)	3,373,698	214,465,982
Opko Health, Inc. (a)(b)	2,721,309	29,771,120
Oragenics, Inc. (a)(b)(c)	987,200	1,480,800
Oragenics, Inc. (a)(c)	1,558,058	2,337,087
Orexigen Therapeutics, Inc. (a)(b)(c)	9,832,709	23,500,175
Organovo Holdings, Inc. (a)(b)	1,111,017	3,766,348
Osiris Therapeutics, Inc. (b)(c)	1,866,995	19,155,369
OvaScience, Inc. (a)	1,061,925	10,013,953
PolyMedix, Inc. warrants 4/10/16 (a)	2,961,167	30
Portola Pharmaceuticals, Inc. (a)(c)	2,859,691	141,869,271
Progenics Pharmaceuticals, Inc. (a)(b)(c)	4,448,736	29,895,506
ProNai Therapeutics, Inc. (a)(b)(c)	1,527,402	29,310,844
ProQR Therapeutics BV (a)(c)	1,510,385	15,738,212
Proteon Therapeutics, Inc. (a)(b)	712,500	11,357,250
Prothena Corp. PLC (a)	674,335	47,567,591
PTC Therapeutics, Inc. (a)(b)	1,596,633	47,962,855
Puma Biotechnology, Inc. (a)(b)	1,240,035	93,374,636
Radius Health, Inc. (a)(c)	4,136,959	251,568,477
Raptor Pharmaceutical Corp. (a)	2,983,357	18,854,816
Regeneron Pharmaceuticals, Inc. (a)	1,211,542	659,684,619
REGENXBIO, Inc. (a)(b)(c)	1,641,026	39,335,393
Regulus Therapeutics, Inc. (a)(b)	1,944,641	19,582,535
Repligen Corp. (a)(c)	1,861,315	52,917,185
Retrophin, Inc. (a)(b)	898,090	20,072,312
Rigel Pharmaceuticals, Inc. (a)	3,913,851	12,837,431
Sage Therapeutics, Inc. (a)	1,442,993	69,148,225
Sangamo Biosciences, Inc. (a)(c)	3,556,931	29,451,389
Sarepta Therapeutics, Inc. (a)(b)	1,816,598	66,778,142
Seattle Genetics, Inc. (a)(b)	4,608,367	193,459,247
Seres Therapeutics, Inc. (b)(c)	1,028,440	36,849,005
Seres Therapeutics, Inc. (c)	1,292,035	43,978,933
Sophiris Bio, Inc. (a)(c)	1,277,815	2,683,412
Sorrento Therapeutics, Inc. (a)(b)	33,730	270,177
Spark Therapeutics, Inc. (b)(c)	1,413,639	81,694,198
Spectrum Pharmaceuticals, Inc. (a)(b)(c)	3,903,900	23,423,400
Stemline Therapeutics, Inc. (a)(c)	1,513,299	12,469,584
Sunesis Pharmaceuticals, Inc. (a)(b)(c)	4,253,594	4,381,202
Synta Pharmaceuticals Corp. (a)(b)	393,114	168,213
TESARO, Inc. (a)(b)(c)	2,149,849	109,728,293
TG Therapeutics, Inc. (a)(b)(c)	4,873,533	64,233,165
Threshold Pharmaceuticals, Inc. (a)	366,950	1,280,656
Threshold Pharmaceuticals, Inc. warrants 3/16/16 (a)	631,520	675,246
Tobira Therapeutics, Inc. (a)(b)(c)	1,240,797	16,626,680
Tokai Pharmaceuticals, Inc. (a)(b)	484,000	5,566,000
Trevena, Inc. (a)	1,169,566	14,724,836
Ultragenyx Pharmaceutical, Inc. (a)(c)	1,976,978	194,376,477
uniQure B.V. (a)	870,789	16,353,417
United Therapeutics Corp. (a)	1,018,209	155,409,240
Verastem, Inc. (a)(b)(c)	2,101,883	4,771,274
Versartis, Inc. (a)(c)	2,163,970	27,374,221
Vertex Pharmaceuticals, Inc. (a)	5,051,023	653,400,335
Vical, Inc. (a)(c)	5,921,845	3,161,081
Vitae Pharmaceuticals, Inc. (a)(b)(c)	2,182,971	31,347,464
Vital Therapies, Inc. (a)(b)(c)	2,707,900	25,454,260
Voyager Therapeutics, Inc. (c)	1,317,197	33,180,192
Voyager Therapeutics, Inc. (c)	1,286,274	29,161,118
Xencor, Inc. (a)(c)	2,682,542	43,135,275
Xenon Pharmaceuticals, Inc. (c)	808,705	7,391,564
XOMA Corp. (a)(b)(c)	8,676,574	11,539,843
Zafgen, Inc. (a)(c)	2,712,346	45,865,771
ZIOPHARM Oncology, Inc. (a)(b)	432,485	5,656,904
		13,220,666,074
Capital Markets - 0.1%
Asset Management & Custody Banks - 0.1%
RPI International Holdings LP (e)	54,958	7,577,609
Health Care Equipment & Supplies - 0.3%
Health Care Equipment - 0.3%
Bellerophon Therapeutics, Inc. (b)(c)	1,074,370	3,395,009
Novocure Ltd.	701,713	15,378,040
Novocure Ltd. (a)	683,072	16,632,803
Vermillion, Inc. (a)(b)(c)	5,009,600	8,967,184
Zosano Pharma Corp. (b)(c)	1,196,540	3,290,485
		47,663,521
Life Sciences Tools & Services - 0.0%
Life Sciences Tools & Services - 0.0%
JHL Biotech, Inc.	2,204,254	4,406,145
Transgenomic, Inc. (a)	236,500	279,070
Transgenomic, Inc. warrants 2/3/17 (a)	1,419,000	43
		4,685,258
Personal Products - 0.0%
Personal Products - 0.0%
MYOS Corp. (a)	33,334	72,001
Pharmaceuticals - 10.4%
Pharmaceuticals - 10.4%
Achaogen, Inc. (a)	901,382	5,029,712
Adimab LLC unit (a)(e)(f)	1,954,526	36,139,186
Aradigm Corp. (a)	11,945	67,489
Aradigm Corp. (a)	148,009	836,251
Auris Medical Holding AG (a)	1,405,000	5,170,400
Axsome Therapeutics, Inc. (c)	1,913,710	16,898,059
Biodel, Inc. (a)(c)	3,281,200	1,158,264
Biodelivery Sciences International, Inc. (a)(b)	1,946,233	11,930,408
Carbylan Therapeutics, Inc. (c)	2,619,696	10,452,587
Cempra, Inc. (a)(b)(c)	4,396,674	140,297,867
Collegium Pharmaceutical, Inc.	368,300	6,994,017
Dermira, Inc. (a)(c)	2,041,386	62,895,103
Dermira, Inc. (c)(d)	875,705	26,980,471
Egalet Corp. (a)(b)(c)	2,505,947	25,711,016
Eisai Co. Ltd.	1,619,000	105,175,816
Endo Health Solutions, Inc. (a)	268,249	16,491,949
Flex Pharma, Inc.	108,600	1,314,060
GW Pharmaceuticals PLC ADR (a)(b)	1,329,654	115,267,705
Horizon Pharma PLC (a)(c)	9,421,902	202,853,550
Intra-Cellular Therapies, Inc. (a)	1,751,482	93,406,535
Jazz Pharmaceuticals PLC (a)	1,480,261	216,991,460
MyoKardia, Inc. (c)	2,241,490	24,954,508
MyoKardia, Inc. (a)(c)	379,000	4,688,230
Nektar Therapeutics (a)(b)	1,432,471	22,432,496
NeurogesX, Inc. (a)(c)	2,550,000	10,200
Ocular Therapeutix, Inc. (a)(b)(c)	1,463,827	13,877,080
Pacira Pharmaceuticals, Inc. (a)(b)	1,195,022	77,377,675
Paratek Pharmaceuticals, Inc. (a)(c)	1,760,132	36,381,928
Parnell Pharmaceuticals Holdings Ltd. (a)(c)	692,482	2,624,507
Repros Therapeutics, Inc. (a)(b)(c)	2,427,585	5,814,066
Revance Therapeutics, Inc. (a)	444,800	17,262,688
SCYNEXIS, Inc. (a)	509,200	3,452,376
Sun Pharmaceutical Industries Ltd.	826,199	9,068,546
Tetraphase Pharmaceuticals, Inc. (a)(b)	1,742,703	18,699,203
The Medicines Company (a)(b)	2,317,208	97,345,908
TherapeuticsMD, Inc. (a)	5,008,481	37,613,692
Theravance Biopharma, Inc. (a)	1,052,109	19,748,086
WAVE Life Sciences (c)	982,333	14,366,620
WAVE Life Sciences (c)	630,861	10,251,491
XenoPort, Inc. (a)(b)	2,190,701	13,231,834
Zogenix, Inc. (a)(b)(c)	2,191,005	33,807,207
Zogenix, Inc. warrants 7/27/17 (a)	498,465	72,925
		1,565,143,171
TOTAL COMMON STOCKS
(Cost $10,261,680,555)		14,845,807,634

Preferred Stocks - 1.6%
Convertible Preferred Stocks - 1.5%
Biotechnology - 0.9%
Biotechnology - 0.9%
23andMe, Inc. Series E (e)	1,505,457	16,299,989
AC Immune SA Series E (e)	409,750	3,949,990
Editas Medicine, Inc. Series B (e)	588,811	2,649,650
Gensight Biologics Series B (e)	333,187	2,358,594
Immunocore Ltd. Series A (e)	73,318	13,353,603
Intellia Therapeutics, Inc. Series B (e)	508,813	2,671,268
Jounce Therapeutics, Inc. Series B (e)	7,257,779	16,402,581
Moderna LLC Series E (e)	269,897	16,644,548
Ovid Therapeutics, Inc. Series B (e)	1,039,201	6,474,222
Pronutria Biosciences, Inc. Series C (e)	1,642,272	16,554,102
RaNA Therapeutics LLC Series B (e)	5,634,091	6,084,818
Syndax Pharmaceuticals, Inc. Series C1 (e)	1,441,772	16,137,754
Twist Bioscience Corp. Series C (e)	8,133,875	12,199,991
		131,781,110
Health Care Providers & Services - 0.1%
Health Care Services - 0.1%
Allena Pharmaceuticals, Inc. Series C (e)	6,041,631	16,010,322
Health Care Technology - 0.1%
Health Care Technology - 0.1%
Codiak Biosciences, Inc.:
Series A (e)	856,366	856,366
Series B (e)	2,783,187	8,349,561
		9,205,927
Pharmaceuticals - 0.4%
Pharmaceuticals - 0.4%
Afferent Pharmaceuticals, Inc. Series C (e)	8,274,568	20,299,989
Corvus Pharmaceuticals, Inc. Series B (e)	747,748	10,475,949
Kolltan Pharmaceuticals, Inc. Series D (a)(e)	10,639,609	10,639,609
Stemcentrx, Inc. Series G (e)	876,163	20,186,796
Syros Pharmaceuticals, Inc. Series B, 6.00% (a)(e)	860,442	2,707,037
		64,309,380

TOTAL CONVERTIBLE PREFERRED STOCKS		221,306,739

Nonconvertible Preferred Stocks - 0.1%
Biotechnology - 0.1%
Biotechnology - 0.1%
Moderna LLC Series D, 8.00% (a)(e)	207,494	12,796,155
TOTAL PREFERRED STOCKS
(Cost $226,383,266)		234,102,894

Money Market Funds - 10.3%
Fidelity Cash Central Fund, 0.18% (g)	24,564,491	24,564,491
Fidelity Securities Lending Cash Central Fund, 0.22% (g)(h)	1,537,501,414	1,537,501,414
TOTAL MONEY MARKET FUNDS
(Cost $1,562,065,905)		1,562,065,905
TOTAL INVESTMENT PORTFOLIO - 110.3%
(Cost $12,050,129,726)		16,641,976,433
NET OTHER ASSETS (LIABILITIES) - (10.3)%		(1,549,393,737)
NET ASSETS - 100%		$15,092,582,696

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $167,569,076 or 1.1% of net assets.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $277,819,689 or 1.8% of net assets.

 (f) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is wholly-owned by the Fund.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series E	6/18/15	$16,299,991
AC Immune SA Series E	10/19/15	$3,948,449
Adimab LLC unit	9/17/14 - 6/5/15	$31,176,915
Afferent Pharmaceuticals, Inc. Series C	7/1/15	$20,299,998
Allena Pharmaceuticals, Inc. Series C	11/25/15	$16,010,322
Codiak Biosciences, Inc. Series A	11/12/15	$856,366
Codiak Biosciences, Inc. Series B	11/12/15	$8,349,561
Corvus Pharmaceuticals, Inc. Series B	9/16/15	$10,475,949
Editas Medicine, Inc. Series B	8/4/15	$2,649,650
Gensight Biologics Series B	7/2/15	$2,567,478
Immunocore Ltd. Series A	7/27/15	$13,796,921
Intellia Therapeutics, Inc. Series B	8/20/15	$2,671,268
Jounce Therapeutics, Inc. Series B	4/17/15	$16,402,581
Kolltan Pharmaceuticals, Inc. Series D	3/13/14	$10,639,609
Moderna LLC Series D, 8.00%	11/6/13	$4,425,847
Moderna LLC Series E	12/18/14	$16,644,548
Ovid Therapeutics, Inc. Series B	8/10/15	$6,474,222
Pronutria Biosciences, Inc. Series C	1/30/15	$16,554,102
RaNA Therapeutics LLC Series B	7/17/15	$6,084,818
RPI International Holdings LP	5/21/15	$6,479,548
Stemcentrx, Inc. Series G	8/14/15	$20,186,796
Syndax Pharmaceuticals, Inc. Series C1	8/21/15	$16,137,754
Syros Pharmaceuticals, Inc. Series B, 6.00%	10/9/14	$2,707,037
Twist Bioscience Corp. Series C	5/29/15	$12,199,999

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$68,622
Fidelity Securities Lending Cash Central Fund	25,056,239
Total	$25,124,861

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acceleron Pharma, Inc.	$124,672,058	$5,803,946	$--	$--	$139,164,337
Achillion Pharmaceuticals, Inc.	87,769,772	--	--	--	73,599,364
Acorda Therapeutics, Inc.	126,918,714	--	10,602	--	143,220,558
Adamas Pharmaceuticals, Inc.	29,593,192	3,011,393	--	--	29,249,582
Aegerion Pharmaceuticals, Inc.	77,343,690	--	--	--	29,117,624
Aimmune Therapeutics, Inc.	--	38,396,136	--	--	36,966,219
Aimmune Therapeutics, Inc.	--	--	--	--	44,174,572
Akebia Therapeutics, Inc.	5,790,491	8,401,800	--	--	17,637,148
Alder Biopharmaceuticals, Inc.	8,264,767	100,997,609	--	--	119,729,160
Aldeyra Therapeutics, Inc.	5,676,463	3,018,000	--	--	6,980,908
Anacor Pharmaceuticals, Inc.	49,918,773	114,792,668	--	--	303,909,123
Applied Genetic Technologies Corp.	22,821,543	3,439,439	--	--	22,788,580
Ardelyx, Inc.	29,190,159	11,173,020	--	--	47,349,831
Atara Biotherapeutics, Inc.	26,396,865	58,737,224	39,207,684	--	61,782,548
Axsome Therapeutics, Inc.	--	17,223,390	--	--	16,898,059
Bellerophon Therapeutics, Inc.	12,802,584	74,368	--	--	3,395,009
Biodel, Inc.	--	3,018,704	--	--	1,158,264
Calithera Biosciences, Inc.	20,983,814	7,846,286	--	--	14,249,124
Cara Therapeutics, Inc.	6,937,743	16,710,484	--	--	25,406,782
Carbylan Therapeutics, Inc.	--	13,246,490	--	--	10,452,587
Cempra, Inc.	165,600	115,839,119	15,344,062	--	140,297,867
Cerulean Pharma, Inc.	15,645,230	4,642,206	490,800	--	8,489,775
Chiasma, Inc.	--	--	--	--	32,268,638
Chiasma, Inc.	--	2,519,156	--	--	2,826,229
Chiasma, Inc. warrants	--	--	--	--	5,301,828
Cidara Therapeutics, Inc.	--	1,408,485	--	--	1,338,456
Cidara Therapeutics, Inc.	--	--	--	--	16,449,840
CTI BioPharma Corp.	7,367,453	13,389,701	--	--	27,550,863
Dermira, Inc.	19,704,594	15,935,461	--	--	62,895,103
Dermira, Inc.	13,185,490	--	--	--	--
Dermira, Inc.	--	--	--	--	26,980,471
Dyax Corp.	107,545,440	78,052,438	217,714,576	--	--
Egalet Corp.	17,461,523	16,877,458	--	--	25,711,016
Epirus Biopharmaceuticals, Inc.	12,853,971	--	--	--	5,944,809
Epizyme, Inc.	80,350,788	14,219,555	--	--	66,376,535
Esperion Therapeutics, Inc.	67,939,105	76,533,849	5,096,374	--	54,626,123
Fate Therapeutics, Inc.	6,878,794	2,305,959	--	--	7,375,934
Fibrocell Science, Inc.	11,845,009	--	--	--	14,350,216
Fibrocell Science, Inc.	4,355,728	--	--	--	5,276,960
Geron Corp.	47,395,355	483,317	--	--	80,624,630
Global Blood Therapeutics, Inc.	--	--	--	--	114,537,027
Global Blood Therapeutics, Inc.	--	11,858,044	--	--	13,805,864
Histogenics Corp.	13,241,321	--	--	--	4,082,844
Horizon Pharma PLC	125,280,137	83,720,757	--	--	202,853,550
Hyperion Therapeutics, Inc.	59,072,193	--	92,062,169	--	--
Ignyta, Inc.	10,178,903	2,155,221	--	--	--
Immune Design Corp.	15,113,732	16,536,993	--	--	27,454,739
ImmunoGen, Inc.	12,057,073	50,260,264	--	--	65,506,162
Immunomedics, Inc.	17,865,023	14,741,776	--	--	31,136,442
Intercept Pharmaceuticals, Inc.	259,372,145	6,185,618	--	--	--
Karyopharm Therapeutics, Inc.	81,985,213	14,544,658	--	--	66,779,851
Kura Oncology, Inc.	--	4,441,840	--	--	16,129,098
KYTHERA Biopharmaceuticals, Inc.	54,184,482	14,060,114	118,536,146	--	--
La Jolla Pharmaceutical Co.	19,477,400	16,212,370	--	--	51,286,597
Ligand Pharmaceuticals, Inc. Class B	47,010,120	10,862,077	--	--	105,334,703
Loxo Oncology, Inc.	--	44,051,931	--	--	53,062,151
Macrogenics, Inc.	87,247,247	9,793,389	--	--	96,599,057
MediciNova, Inc.	--	8,713,150	--	--	8,712,620
Minerva Neurosciences, Inc.	6,560,424	3,323,584	--	--	9,256,619
Mirna Therapeutics, Inc.	--	8,027,600	--	--	6,513,824
MyoKardia, Inc.	--	--	--	--	24,954,508
MyoKardia, Inc.	--	3,790,000	--	--	4,688,230
NeurogesX, Inc.	15,300	--	--	--	10,200
NewLink Genetics Corp.	71,346,813	--	7,491,608	--	53,324,260
Novavax, Inc.	131,868,162	15,480,637	--	--	140,990,228
Ocular Therapeutix, Inc.	16,331,509	25,065,823	--	--	13,877,080
Ophthotech Corp.	158,638,348	20,532,605	--	--	214,465,982
Oragenics, Inc.	1,115,536	--	--	--	1,480,800
Oragenics, Inc.	1,760,606	--	--	--	2,337,087
Orexigen Therapeutics, Inc.	51,734,406	4,989,839	--	--	23,500,175
Osiris Therapeutics, Inc.	32,243,004	--	--	373,399	19,155,369
Paratek Pharmaceuticals, Inc.	40,049,455	9,947,527	--	--	36,381,928
Parnell Pharmaceuticals Holdings Ltd.	2,936,124	--	--	--	2,624,507
Portola Pharmaceuticals, Inc.	93,948,729	16,624,315	--	--	141,869,271
Progenics Pharmaceuticals, Inc.	28,961,271	--	--	--	29,895,506
ProNai Therapeutics, Inc.	--	44,023,160	--	--	29,310,844
ProQR Therapeutics BV	1,150,513	--	--	--	15,738,212
ProQR Therapeutics BV	24,561,033	--	--	--	--
PTC Therapeutics, Inc.	146,997,577	15,056,959	43,553,026	--	--
Radius Health, Inc.	124,452,401	70,100,328	--	--	251,568,477
Receptos, Inc.	290,260,273	--	496,505,196	--	--
REGENXBIO, Inc.	--	46,555,189	--	--	39,335,393
Repligen Corp.	47,854,409	--	--	--	52,917,185
Repros Therapeutics, Inc.	21,372,818	990,532	--	--	5,814,066
Sage Therapeutics, Inc.	54,038,026	1,506,946	--	--	--
Sage Therapeutics, Inc.	7,478,180	--	--	--	--
Sangamo Biosciences, Inc.	57,896,240	1,820,594	--	--	29,451,389
Seres Therapeutics, Inc.	--	37,782,820	--	--	36,849,005
Seres Therapeutics, Inc.	--	--	--	--	43,978,933
Sophiris Bio, Inc.	1,024,808	--	--	--	2,683,412
Spark Therapeutics, Inc.	55,513,996	29,714,713	--	--	81,694,198
Spectrum Pharmaceuticals, Inc.	24,321,297	--	--	--	23,423,400
Stemline Therapeutics, Inc.	22,987,012	--	--	--	12,469,584
Sunesis Pharmaceuticals, Inc.	9,442,979	--	--	--	4,381,202
TESARO, Inc.	57,175,893	63,549,603	--	--	109,728,293
TG Therapeutics, Inc.	20,075,398	58,130,568	--	--	64,233,165
Tobira Therapeutics, Inc.	--	15,648,474	--	--	16,626,680
Ultragenyx Pharmaceutical, Inc.	103,155,222	9,286,667	--	--	194,376,477
Verastem, Inc.	14,619,846	243,970	--	--	4,771,274
Vermillion, Inc.	--	9,818,816	--	--	8,967,184
Versartis, Inc.	40,767,554	2,002,500	--	--	27,374,221
Vical, Inc.	6,040,282	--	--	--	3,161,081
Vitae Pharmaceuticals, Inc.	24,883,893	608,147	--	--	31,347,464
Vital Therapies, Inc.	32,994,640	8,002,500	5,639,991	--	25,454,260
Voyager Therapeutics, Inc.	--	18,504,820	--	--	33,180,192
Voyager Therapeutics, Inc.	--	--	--	--	29,161,118
WAVE Life Sciences	--	--	--	--	14,366,620
WAVE Life Sciences	--	10,152,900	--	--	10,251,491
Xencor, Inc.	19,542,838	29,825,095	--	--	43,135,275
Xenon Pharmaceuticals, Inc.	10,142,029	--	--	--	7,391,564
Xenon Pharmaceuticals, Inc.	4,992,163	--	--	--	--
XOMA Corp.	17,853,076	16,184,481	--	--	11,539,843
Zafgen, Inc.	101,011,814	4,434,103	--	--	45,865,771
Zogenix, Inc.	--	17,082,591	--	--	33,807,207
Zogenix, Inc.	16,471,906	--	--	--	--
Zogenix, Inc. warrants 7/27/17	69,302	--	--	--	--
Zosano Pharma Corp.	8,593,602	1,116,423	--	--	3,290,485
ZS Pharma, Inc.	59,491,385	9,923,742	126,018,879	--	--
Total	$3,914,601,789	$1,686,084,434	$1,167,671,113	$373,399	$4,662,165,916

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$14,845,807,634	$14,462,766,948	$334,022,033	$49,018,653
Preferred Stocks	234,102,894	--	--	234,102,894
Money Market Funds	1,562,065,905	1,562,065,905	--	--
Total Investments in Securities:	$16,641,976,433	$16,024,832,853	$334,022,033	$283,121,547

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Preferred Stocks
Beginning Balance	$137,108,643
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(650,654)
Cost of Purchases	175,412,123
Proceeds of Sales	(77,767,218)
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$234,102,894
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2015	$650,679
Other Investments in Securities
Beginning Balance	$30,873,907
Total Realized Gain (Loss)	(1,638,822)
Total Unrealized Gain (Loss)	12,905,737
Cost of Purchases	20,856,471
Proceeds of Sales	(13,978,670)
Amortization/Accretion	--
Transfers in to Level 3	30
Transfers out of Level 3	--
Ending Balance	$49,018,653
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2015	$11,266,918

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 11/30/15	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Equities	$283,121,547	Black-Scholes	Discount for lack of marketability	10.0%	Decrease
		Expected distribution	Recovery rate	0.0%	Increase
		Last transaction price	Transaction price	$1.00- $120.93 / $20.67	Increase
		Partnership NAV	Partnership NAV	$137.88	Increase
		Proposed IPO price	Discount rate	10.0%	Decrease
			Proposed IPO price	$8.00	Increase

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $12,092,632,461. Net unrealized appreciation aggregated $4,549,343,972, of which $5,749,881,977 related to appreciated investment securities and $1,200,538,005 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolios®

Industrials Portfolio

November 30, 2015

CYC-QTLY-0116
1.810678.111

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
Aerospace & Defense - 30.4%
Aerospace & Defense - 30.4%
BWX Technologies, Inc.	1,136,056	$34,592,905
General Dynamics Corp.	180,097	26,377,007
Honeywell International, Inc.	426,459	44,330,413
Northrop Grumman Corp.	155,500	28,978,980
Orbital ATK, Inc.	211,461	18,166,615
Raytheon Co.	356,600	44,229,098
Teledyne Technologies, Inc. (a)	273,221	25,275,675
Textron, Inc.	563,719	24,053,890
The Boeing Co.	367,698	53,481,674
United Technologies Corp.	652,771	62,698,655
		362,184,912
Air Freight & Logistics - 4.0%
Air Freight & Logistics - 4.0%
FedEx Corp.	300,117	47,580,549
Airlines - 3.3%
Airlines - 3.3%
Southwest Airlines Co.	851,600	39,071,408
Building Products - 4.4%
Building Products - 4.4%
A.O. Smith Corp.	350,239	27,935,063
Caesarstone Sdot-Yam Ltd.	87,400	3,572,912
Lennox International, Inc.	153,872	20,914,282
		52,422,257
Commercial Services & Supplies - 4.7%
Commercial Printing - 0.0%
Deluxe Corp.	12,200	715,530
Environmental & Facility Services - 0.8%
Stericycle, Inc. (a)	77,100	9,307,512
Office Services & Supplies - 2.3%
Regus PLC	1,169,600	6,126,617
West Corp.	839,805	21,415,028
		27,541,645
Security & Alarm Services - 1.6%
Tyco International Ltd.	534,000	18,855,540

TOTAL COMMERCIAL SERVICES & SUPPLIES		56,420,227

Construction & Engineering - 3.4%
Construction & Engineering - 3.4%
AECOM Technology Corp. (a)	1,251,700	39,841,611
Diversified Consumer Services - 1.3%
Specialized Consumer Services - 1.3%
ServiceMaster Global Holdings, Inc. (a)	397,900	14,913,292
Electrical Equipment - 4.5%
Electrical Components & Equipment - 4.5%
AMETEK, Inc.	441,700	24,938,382
Eaton Corp. PLC	497,700	28,946,232
		53,884,614
Energy Equipment & Services - 0.1%
Oil & Gas Equipment & Services - 0.1%
Aspen Aerogels, Inc. (a)	225,598	1,466,387
Industrial Conglomerates - 21.4%
Industrial Conglomerates - 21.4%
Danaher Corp.	933,821	90,011,006
General Electric Co.	5,515,084	165,121,613
		255,132,619
Machinery - 4.6%
Construction Machinery & Heavy Trucks - 1.3%
Wabtec Corp.	198,600	15,911,832
Industrial Machinery - 3.3%
IDEX Corp.	278,898	21,977,162
Ingersoll-Rand PLC	288,400	16,920,428
		38,897,590

TOTAL MACHINERY		54,809,422

Professional Services - 3.0%
Research & Consulting Services - 3.0%
CEB, Inc.	222,200	17,169,394
Verisk Analytics, Inc. (a)	246,250	18,456,438
		35,625,832
Road & Rail - 9.0%
Railroads - 2.6%
Union Pacific Corp.	367,966	30,890,746
Trucking - 6.4%
J.B. Hunt Transport Services, Inc.	833,220	65,191,133
Old Dominion Freight Lines, Inc. (a)	173,300	11,040,943
		76,232,076

TOTAL ROAD & RAIL		107,122,822

Trading Companies & Distributors - 5.3%
Trading Companies & Distributors - 5.3%
AerCap Holdings NV (a)	580,600	26,382,464
HD Supply Holdings, Inc. (a)	923,848	29,221,312
Wolseley PLC	130,888	7,598,736
		63,202,512
TOTAL COMMON STOCKS
(Cost $1,008,229,933)		1,183,678,464

Money Market Funds - 0.7%
Fidelity Cash Central Fund, 0.18% (b)
(Cost $7,680,301)	7,680,301	7,680,301
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $1,015,910,234)		1,191,358,765
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(736,605)
NET ASSETS - 100%		$1,190,622,160

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$20,460
Fidelity Securities Lending Cash Central Fund	26,915
Total	$47,375

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,183,678,464	$1,176,079,728	$7,598,736	$--
Money Market Funds	7,680,301	7,680,301	--	--
Total Investments in Securities:	$1,191,358,765	$1,183,760,029	$7,598,736	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $1,019,056,035. Net unrealized appreciation aggregated $172,302,730, of which $198,793,241 related to appreciated investment securities and $26,490,511 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolios®

Technology Portfolio

November 30, 2015

TEC-QTLY-0116
1.810712.111

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value
Auto Components - 0.0%
Auto Parts & Equipment - 0.0%
NOK Corp.	34,900	$941,251
Weifu High-Technology Co. Ltd. (B Shares)	98,200	244,441
		1,185,692
Automobiles - 1.4%
Automobile Manufacturers - 1.4%
Tesla Motors, Inc. (a)(b)	193,556	44,568,205
Banks - 0.2%
Diversified Banks - 0.2%
Hangzhou Hikvision Digital Technology Co. Ltd. ELS (BNP Paribas Warrant Program) warrants 11/27/17 (a)(c)	757,500	3,976,841
Midea Group ELS (BNP Paribas Arbitrage Warrant Program) warrants 1/6/16 (a)(c)	621,700	2,607,037
		6,583,878
Chemicals - 0.3%
Specialty Chemicals - 0.3%
Duk San Neolux Co. Ltd. (a)	192,897	4,897,340
JSR Corp.	15,900	250,318
Nitto Denko Corp.	21,600	1,455,675
Shin-Etsu Chemical Co. Ltd.	51,300	2,901,721
		9,505,054
Communications Equipment - 3.7%
Communications Equipment - 3.7%
BYD Electronic International Co. Ltd. (a)	1,709,000	996,289
Ciena Corp. (a)	434,300	10,874,872
Cisco Systems, Inc.	1,637,400	44,619,150
CommScope Holding Co., Inc. (a)	709,300	20,300,166
Ixia (a)	100,876	1,317,441
Juniper Networks, Inc.	1,056	31,817
QUALCOMM, Inc.	780,700	38,090,353
Radware Ltd. (a)	1,163	19,120
		116,249,208
Consumer Finance - 0.0%
Consumer Finance - 0.0%
LendingClub Corp. (b)	1,100	13,222
Diversified Consumer Services - 0.4%
Education Services - 0.4%
New Oriental Education & Technology Group, Inc. sponsored ADR	344,394	9,994,314
TAL Education Group ADR (a)	44,300	1,950,972
		11,945,286
Specialized Consumer Services - 0.0%
LifeLock, Inc. (a)(b)	1,500	21,660

TOTAL DIVERSIFIED CONSUMER SERVICES		11,966,946

Diversified Telecommunication Services - 0.1%
Alternative Carriers - 0.1%
8x8, Inc. (a)	277,200	3,270,960
Electrical Equipment - 0.8%
Electrical Components & Equipment - 0.8%
Lumenpulse, Inc. (a)	40,300	445,112
Nidec Corp.	39,500	3,053,463
OSRAM Licht AG	181,819	7,676,351
Sensata Technologies Holding BV (a)	303,300	13,894,173
		25,069,099
Electronic Equipment & Components - 3.5%
Electronic Components - 1.8%
Alps Electric Co. Ltd.	105,600	3,319,838
Amphenol Corp. Class A	138,500	7,624,425
Japan Aviation Electronics Industry Ltd.	1,000	17,474
Largan Precision Co. Ltd.	10,000	770,468
Ledlink Optics, Inc.	1,567,914	2,372,825
Murata Manufacturing Co. Ltd.	10,700	1,660,195
OMRON Corp.	76,000	2,793,664
Samsung SDI Co. Ltd.	201,023	20,795,841
Sunny Optical Technology Group Co. Ltd.	3,040,000	6,916,353
Taiyo Yuden Co. Ltd.	113,000	1,844,167
TDK Corp.	22,600	1,624,777
Universal Display Corp. (a)	600	31,536
Yageo Corp.	4,184,217	6,434,792
Yaskawa Electric Corp.	1,900	25,081
		56,231,436
Electronic Equipment & Instruments - 0.3%
Chroma ATE, Inc.	3,293,644	5,821,958
Cognex Corp.	62,900	2,333,590
Keyence Corp.	500	270,999
		8,426,547
Electronic Manufacturing Services - 1.4%
Trimble Navigation Ltd. (a)	1,925,821	44,101,301
Technology Distributors - 0.0%
Digital China Holdings Ltd. (H Shares)	42,000	47,886

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		108,807,170

Health Care Equipment & Supplies - 0.1%
Health Care Equipment - 0.1%
Intai Technology Corp.	967,000	3,851,114
Olympus Corp.	8,000	319,090
		4,170,204
Health Care Providers & Services - 0.0%
Managed Health Care - 0.0%
HealthEquity, Inc. (a)	1,100	36,300
Health Care Technology - 1.0%
Health Care Technology - 1.0%
athenahealth, Inc. (a)	120,926	20,285,337
M3, Inc.	56,600	1,245,108
Medidata Solutions, Inc. (a)	238,900	10,948,787
		32,479,232
Hotels, Restaurants & Leisure - 0.5%
Casinos & Gaming - 0.3%
500.com Ltd. sponsored ADR Class A (a)(b)	425,329	8,506,580
Hotels, Resorts & Cruise Lines - 0.2%
Tuniu Corp. Class A sponsored ADR (a)	411,921	6,401,252

TOTAL HOTELS, RESTAURANTS & LEISURE		14,907,832

Household Durables - 0.5%
Consumer Electronics - 0.5%
Sony Corp.	267,700	6,936,120
Sony Corp. sponsored ADR	264,000	6,842,880
TCL Multimedia Technology Holdings Ltd.	616,000	348,779
		14,127,779
Internet & Catalog Retail - 3.2%
Catalog Retail - 0.0%
Liberty Interactive Corp. QVC Group Series A (a)	588	15,570
Internet Retail - 3.2%
Amazon.com, Inc. (a)	13,500	8,974,800
ASOS PLC (a)	6,400	322,908
Groupon, Inc. Class A (a)(b)	3,596,500	10,393,885
JD.com, Inc. sponsored ADR (a)	4,600	141,128
Jumei International Holding Ltd. sponsored ADR (a)(b)	2,439,787	21,396,932
MySale Group PLC (a)	42,200	31,461
Priceline Group, Inc. (a)	100	124,885
Qunar Cayman Islands Ltd. sponsored ADR (a)(b)	959,122	43,189,264
Travelport Worldwide Ltd.	635,000	8,451,850
Vipshop Holdings Ltd. ADR (a)	326,300	5,393,739
		98,420,852

TOTAL INTERNET & CATALOG RETAIL		98,436,422

Internet Software & Services - 28.8%
Internet Software & Services - 28.8%
58.com, Inc. ADR (a)(b)	1,085,464	65,355,787
Alibaba Group Holding Ltd. sponsored ADR (a)(b)	1,008,600	84,803,088
Alphabet, Inc.:
Class A (a)	221,403	168,897,279
Class C	243,668	180,947,857
Autohome, Inc. ADR Class A (a)	92,700	2,808,810
Baidu.com, Inc. sponsored ADR (a)	30,200	6,582,694
Bitauto Holdings Ltd. ADR (a)	52,700	1,414,995
ChannelAdvisor Corp. (a)	241,600	3,167,376
Constant Contact, Inc. (a)	800	25,032
Cornerstone OnDemand, Inc. (a)	181,286	6,509,980
Cvent, Inc. (a)	133,064	4,807,602
Demandware, Inc. (a)	202,674	10,366,775
DeNA Co. Ltd.	711,700	11,204,505
eBay, Inc. (a)	52,600	1,556,434
Endurance International Group Holdings, Inc. (a)(b)	1,193,620	16,674,871
Envestnet, Inc. (a)	434	14,092
Facebook, Inc. Class A (a)	1,468,374	153,063,306
Hortonworks, Inc.	2,800	47,572
Instructure, Inc.	200,767	3,762,374
LinkedIn Corp. Class A (a)	37,400	9,092,314
Marketo, Inc. (a)	227,964	6,900,470
Momo, Inc. ADR (b)	20,777	275,711
NAVER Corp.	32,128	17,476,825
NetEase, Inc. sponsored ADR	42,200	7,033,052
New Relic, Inc.	800	30,088
Q2 Holdings, Inc. (a)	1,400	38,472
Qihoo 360 Technology Co. Ltd. ADR (a)(b)	5,521	374,876
Rackspace Hosting, Inc. (a)	55,891	1,599,600
Renren, Inc. ADR (a)	295,600	1,007,996
SciQuest, Inc. (a)	344,142	4,442,873
SINA Corp. (a)	238,700	12,071,059
SouFun Holdings Ltd. ADR (b)	1,404,900	9,412,830
Tencent Holdings Ltd.	700	13,911
Textura Corp. (a)(b)	518,581	12,523,731
Twitter, Inc. (a)	51,000	1,295,400
Web.com Group, Inc. (a)	383,898	9,294,171
Weibo Corp. sponsored ADR (a)	133,300	2,479,380
Xunlei Ltd. sponsored ADR (a)	1,027,755	7,605,387
Yahoo!, Inc. (a)	2,123,600	71,798,916
YY, Inc. ADR (a)	4,904	297,084
Zillow Group, Inc. (a)(b)	19,598	510,136
Zillow Group, Inc. Class C (a)(b)	39,196	966,181
		898,550,892
IT Services - 7.4%
Data Processing & Outsourced Services - 6.4%
Amadeus IT Holding SA Class A	377,900	15,158,295
Euronet Worldwide, Inc. (a)	47,901	3,722,866
Fidelity National Information Services, Inc.	122,145	7,776,972
Fiserv, Inc. (a)	80,200	7,718,448
FleetCor Technologies, Inc. (a)	102,600	15,770,646
Optimal Payments PLC (a)	2,551,741	13,835,438
PayPal Holdings, Inc. (a)	4,800	169,248
Sabre Corp.	227,200	6,647,872
Total System Services, Inc.	402,199	22,507,056
Vantiv, Inc. (a)	440,300	23,208,213
Visa, Inc. Class A	1,056,900	83,505,669
		200,020,723
IT Consulting & Other Services - 1.0%
Cognizant Technology Solutions Corp. Class A (a)	450,412	29,087,607
EPAM Systems, Inc. (a)	5,305	417,663
Virtusa Corp. (a)	600	29,550
		29,534,820

TOTAL IT SERVICES		229,555,543

Life Sciences Tools & Services - 0.1%
Life Sciences Tools & Services - 0.1%
JHL Biotech, Inc.	1,015,442	2,029,795
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	4,000	182,800
		2,212,595
Machinery - 0.7%
Construction Machinery & Heavy Trucks - 0.6%
Zhengzhou Yutong Bus Co. Ltd.	5,665,709	18,666,825
Industrial Machinery - 0.1%
Harmonic Drive Systems, Inc. (b)	96,700	1,933,214
Minebea Ltd.	145,000	1,591,349
		3,524,563

TOTAL MACHINERY		22,191,388

Media - 0.6%
Advertising - 0.1%
iCar Asia Ltd. (a)	2,268,088	1,566,469
Cable & Satellite - 0.2%
Naspers Ltd. Class N	48,002	7,155,273
Movies & Entertainment - 0.1%
Bona Film Group Ltd. sponsored ADR (a)	347,278	4,413,903
Publishing - 0.2%
NEXT Co. Ltd.	39,300	436,418
Schibsted ASA:
(A Shares)	40,666	1,476,330
(B Shares) (a)	94,653	3,300,120
		5,212,868

TOTAL MEDIA		18,348,513

Professional Services - 0.4%
Human Resource & Employment Services - 0.3%
51job, Inc. sponsored ADR (a)	800	25,408
WageWorks, Inc. (a)	254,200	10,813,668
		10,839,076
Research & Consulting Services - 0.1%
ICF International, Inc. (a)	61,500	2,191,245
Verisk Analytics, Inc. (a)	400	29,980
		2,221,225

TOTAL PROFESSIONAL SERVICES		13,060,301

Real Estate Management & Development - 0.0%
Real Estate Development - 0.0%
Greenland Hong Kong Holdings Ltd. (a)	1,966,000	811,407
Semiconductors & Semiconductor Equipment - 16.5%
Semiconductor Equipment - 1.5%
Amkor Technology, Inc. (a)	714,881	4,861,191
ASM Pacific Technology Ltd.	65,200	496,561
EO Technics Co. Ltd.	67,842	6,725,831
Lam Research Corp.	402,700	31,491,140
Nanometrics, Inc. (a)	21,591	340,274
Rubicon Technology, Inc. (a)(b)	1,264,318	1,264,318
Sumco Corp.	211,800	2,247,041
SunEdison, Inc. (a)	1,300	4,147
		47,430,503
Semiconductors - 15.0%
Advanced Semiconductor Engineering, Inc.	8,852,000	9,401,526
Advanced Semiconductor Engineering, Inc. sponsored ADR	1,454,375	7,839,081
Ambarella, Inc. (a)	59,100	3,712,071
Analog Devices, Inc.	49,400	3,044,522
Broadcom Corp. Class A	778,419	42,525,030
Cavium, Inc. (a)	92,100	6,180,831
Chipbond Technology Corp.	4,234,000	6,031,431
ChipMOS TECHNOLOGIES (Bermuda) Ltd.	302,274	5,836,911
Cirrus Logic, Inc. (a)	41,000	1,355,460
Cree, Inc. (a)	102,700	2,838,628
Cypress Semiconductor Corp.	910,800	9,854,856
Everlight Electronics Co. Ltd.	5,568,000	7,334,732
Fairchild Semiconductor International, Inc. (a)	338,300	6,610,382
Freescale Semiconductor, Inc. (a)	167,307	6,509,915
Genesis Photonics, Inc. (a)	5,306,208	1,222,415
Himax Technologies, Inc. sponsored ADR (b)	751,191	5,731,587
Hua Hong Semiconductor Ltd. (a)	4,540,000	4,374,027
Inotera Memories, Inc. (a)	8,976,000	6,077,035
Integrated Device Technology, Inc. (a)	131,600	3,690,064
Intersil Corp. Class A	630,685	9,132,319
King Yuan Electronics Co. Ltd.	2,546,500	1,564,136
Lextar Electronics Corp.	810,000	418,121
MagnaChip Semiconductor Corp. (a)(b)	295,035	1,649,246
Marvell Technology Group Ltd.	6,325,060	56,040,032
Maxim Integrated Products, Inc.	885,000	34,311,450
Melexis NV	567	28,545
Micron Technology, Inc. (a)	3,076,800	49,013,424
Microsemi Corp. (a)	411,800	14,828,918
Monolithic Power Systems, Inc.	129,695	8,862,059
Novatek Microelectronics Corp.	573,000	2,080,126
NXP Semiconductors NV (a)	380,900	35,598,914
ON Semiconductor Corp. (a)	1,158,500	12,697,160
Power Integrations, Inc.	75,500	3,903,350
Qorvo, Inc. (a)	526,717	30,586,456
Sanken Electric Co. Ltd.	704,000	2,727,929
Semiconductor Manufacturing International Corp. sponsored ADR (a)	40,300	211,978
Semtech Corp. (a)	477,976	9,607,318
Silicon Laboratories, Inc. (a)	140,340	7,593,797
Silicon Motion Technology Corp. sponsored ADR	197,100	6,557,517
Siliconware Precision Industries Co. Ltd.	10,302,097	13,637,747
Siliconware Precision Industries Co. Ltd. sponsored ADR (b)	1,486,753	10,020,715
Sitronix Technology Corp.	180,000	499,043
STMicroelectronics NV	2,860	20,787
Vanguard International Semiconductor Corp.	7,943,000	9,611,657
Xilinx, Inc.	127,600	6,340,444
		467,713,692

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		515,144,195

Software - 12.6%
Application Software - 6.8%
Adobe Systems, Inc. (a)	291,139	26,627,573
ANSYS, Inc. (a)	314	29,268
Autodesk, Inc. (a)	168,500	10,694,695
Blackbaud, Inc.	32,000	1,976,960
Cadence Design Systems, Inc. (a)	27,000	602,100
Citrix Systems, Inc. (a)	390,907	29,970,840
Guidewire Software, Inc. (a)	411	24,385
Idreamsky Technology Ltd. ADR (a)	246,491	3,110,716
Interactive Intelligence Group, Inc. (a)	129,390	4,458,779
Intuit, Inc.	313,400	31,402,680
Kingdee International Software Group Co. Ltd.	5,961,600	2,883,362
Linx SA	1,400	17,441
Mobileye NV (a)	114,000	4,970,400
Parametric Technology Corp. (a)	84,300	3,038,172
Paylocity Holding Corp. (a)(b)	137,228	6,029,798
Qlik Technologies, Inc. (a)	700	22,267
RealPage, Inc. (a)	344,100	7,642,461
RingCentral, Inc. (a)	337,000	7,720,670
Salesforce.com, Inc. (a)	619,892	49,399,193
SolarWinds, Inc. (a)	536	31,318
SS&C Technologies Holdings, Inc.	94,000	6,758,600
Ultimate Software Group, Inc. (a)	117	23,108
Workday, Inc. Class A (a)	27,000	2,260,170
Workiva, Inc.	1,900	35,625
Zendesk, Inc. (a)	514,475	13,175,705
		212,906,286
Home Entertainment Software - 2.0%
Activision Blizzard, Inc.	527,400	19,861,884
Electronic Arts, Inc. (a)	182,700	12,385,233
NCSOFT Corp.	66,269	12,711,299
NHN Entertainment Corp. (a)	24,024	1,197,079
Nintendo Co. Ltd.	72,000	11,069,565
Nintendo Co. Ltd. ADR	259,700	4,968,061
		62,193,121
Systems Software - 3.8%
Allot Communications Ltd. (a)	528,072	2,788,220
CommVault Systems, Inc. (a)	600	24,588
Fleetmatics Group PLC (a)	543,787	32,464,084
Imperva, Inc. (a)	661	49,330
Infoblox, Inc. (a)	1,700	25,568
Microsoft Corp.	148,840	8,089,454
NetSuite, Inc. (a)(b)	178,284	15,225,454
Oracle Corp.	1,123,500	43,782,795
Progress Software Corp. (a)	95,300	2,286,247
Rapid7, Inc. (a)(b)	4,600	78,798
ServiceNow, Inc. (a)	128,550	11,185,136
Tableau Software, Inc. (a)	6,000	582,180
VMware, Inc. Class A (a)	300	18,423
		116,600,277

TOTAL SOFTWARE		391,699,684

Technology Hardware, Storage & Peripherals - 12.2%
Technology Hardware, Storage & Peripherals - 12.2%
Apple, Inc.	2,563,897	303,309,015
BlackBerry Ltd. (a)	2,700	21,471
Electronics for Imaging, Inc. (a)	159,349	7,820,849
EMC Corp.	548,600	13,901,524
HP, Inc.	2,110,800	26,469,432
Nimble Storage, Inc. (a)	307,300	3,217,431
Silicon Graphics International Corp. (a)	439,166	2,573,513
Stratasys Ltd. (a)	300	7,500
Western Digital Corp.	387,000	24,152,670
		381,473,405
Wireless Telecommunication Services - 0.3%
Wireless Telecommunication Services - 0.3%
Bharti Infratel Ltd.	1,530,843	8,856,830
TOTAL COMMON STOCKS
(Cost $2,466,771,331)		2,973,281,956

Preferred Stocks - 1.0%
Convertible Preferred Stocks - 0.7%
Internet Software & Services - 0.7%
Internet Software & Services - 0.7%
Uber Technologies, Inc. Series D, 8.00% (a)(d)	515,696	20,442,189
IT Services - 0.0%
Data Processing & Outsourced Services - 0.0%
Nutanix, Inc. Series E (a)(d)	72,872	1,149,920

TOTAL CONVERTIBLE PREFERRED STOCKS		21,592,109

Nonconvertible Preferred Stocks - 0.3%
Internet & Catalog Retail - 0.3%
Internet Retail - 0.3%
China Internet Plus Holdings Ltd. (d)	2,802,162	10,816,345
TOTAL PREFERRED STOCKS
(Cost $17,833,462)		32,408,454

Money Market Funds - 6.3%
Fidelity Cash Central Fund, 0.18% (e)	72,207,261	72,207,261
Fidelity Securities Lending Cash Central Fund, 0.22% (e)(f)	123,379,965	123,379,965
TOTAL MONEY MARKET FUNDS
(Cost $195,587,226)		195,587,226
TOTAL INVESTMENT PORTFOLIO - 102.6%
(Cost $2,680,192,019)		3,201,277,636
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(80,873,291)
NET ASSETS - 100%		$3,120,404,345

Security Type Abbreviations

ELS – Equity-Linked Security

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,583,878 or 0.2% of net assets.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $32,408,454 or 1.0% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
China Internet Plus Holdings Ltd.	1/26/15	$8,857,214
Nutanix, Inc. Series E	8/26/14	$976,230
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$8,000,018

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$32,350
Fidelity Securities Lending Cash Central Fund	914,168
Total	$946,518

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,973,281,956	$2,920,535,164	$52,746,792	$--
Preferred Stocks	32,408,454	--	--	32,408,454
Money Market Funds	195,587,226	195,587,226	--	--
Total Investments in Securities:	$3,201,277,636	$3,116,122,390	$52,746,792	$32,408,454

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Preferred Stocks
Beginning Balance	$27,182,329
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	5,226,125
Cost of Purchases	8,857,214
Proceeds of Sales	(8,857,214)
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$32,408,454
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2015	$5,226,125

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 10/31/15	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input*
Equities	$32,408,454	Last transaction price	Transaction price	$3.86 - $39.64 / $27.26	Increase
		Market comparable	EV/Sales multiple	4.7	Increase
			Discount rate	10.0%	Decrease

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $2,702,300,686. Net unrealized appreciation aggregated $498,976,950, of which $708,003,868 related to appreciated investment securities and $209,026,918 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolios®

Communications Equipment Portfolio

November 30, 2015

DEV-QTLY-0116
1.810680.111

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value
Communications Equipment - 91.7%
Communications Equipment - 91.7%
ADTRAN, Inc.	138,800	$2,263,828
Alcatel-Lucent SA sponsored ADR (a)	2,016,443	7,924,621
Arris Group, Inc. (a)	94,200	2,879,694
AudioCodes Ltd. (a)	88,300	386,754
Black Box Corp.	13,700	154,947
Brocade Communications Systems, Inc.	736,500	6,912,053
Calix Networks, Inc. (a)	17,500	138,600
Ciena Corp. (a)	7,700	192,808
Cisco Systems, Inc.	1,317,176	35,893,046
CommScope Holding Co., Inc. (a)	360,100	10,306,062
EchoStar Holding Corp. Class A (a)	4,600	179,906
F5 Networks, Inc. (a)	104,835	10,798,005
Finisar Corp. (a)	234,800	2,834,036
Harris Corp.	110,100	9,152,613
Infinera Corp. (a)	59,114	1,331,247
InterDigital, Inc.	42,600	2,244,594
Ixia (a)	99,600	1,300,776
Juniper Networks, Inc.	297,912	8,976,089
Lumentum Holdings, Inc. (a)	40,820	816,400
Mitel Networks Corp. (a)	43,100	374,539
Motorola Solutions, Inc.	41,359	2,968,749
NETGEAR, Inc. (a)	8,050	355,086
Nokia Corp. sponsored ADR (b)	1,065,620	7,683,120
Plantronics, Inc.	39,800	2,105,818
Polycom, Inc. (a)	79,363	1,081,718
QUALCOMM, Inc.	612,719	29,894,560
Radware Ltd. (a)	226,100	3,717,084
Ruckus Wireless, Inc. (a)	366,800	4,199,860
Sandvine Corp. (U.K.) (a)	86,300	177,712
Sonus Networks, Inc. (a)	125,360	882,534
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	776,580	7,525,060
Viavi Solutions, Inc. (a)	204,100	1,298,076
Wi-Lan, Inc.	427,800	477,309
		167,427,304
Diversified Telecommunication Services - 0.2%
Alternative Carriers - 0.2%
Vonage Holdings Corp. (a)	54,300	350,235
Electronic Equipment & Components - 1.3%
Electronic Components - 0.2%
II-VI, Inc. (a)	21,400	398,468
Electronic Equipment & Instruments - 0.0%
Keysight Technologies, Inc. (a)	300	9,243
Electronic Manufacturing Services - 1.1%
TE Connectivity Ltd.	28,800	1,932,192

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		2,339,903

Internet Software & Services - 1.5%
Internet Software & Services - 1.5%
Alphabet, Inc.:
Class A (a)	900	686,565
Class C	1,155	857,703
Rackspace Hosting, Inc. (a)	12,600	360,612
Web.com Group, Inc. (a)	35,200	852,192
		2,757,072
Semiconductors & Semiconductor Equipment - 1.8%
Semiconductors - 1.8%
Broadcom Corp. Class A	10,000	546,300
GSI Technology, Inc. (a)	51,485	205,940
Marvell Technology Group Ltd.	99,700	883,342
Maxim Integrated Products, Inc.	16,100	624,197
Qorvo, Inc. (a)	11,500	667,805
Semtech Corp. (a)	18,800	377,880
		3,305,464
Software - 0.7%
Application Software - 0.0%
Xura, Inc. (a)	400	10,348
Systems Software - 0.7%
Oracle Corp.	19,800	771,606
Rovi Corp. (a)	41,300	487,753
		1,259,359

TOTAL SOFTWARE		1,269,707

Technology Hardware, Storage & Peripherals - 2.8%
Technology Hardware, Storage & Peripherals - 2.8%
BlackBerry Ltd. (a)	347,800	2,765,836
Hewlett Packard Enterprise Co.	32,900	488,894
HP, Inc.	34,400	431,376
QLogic Corp. (a)	35,400	456,660
Samsung Electronics Co. Ltd.	836	925,381
		5,068,147
TOTAL COMMON STOCKS
(Cost $182,377,206)		182,517,832

Money Market Funds - 4.1%
Fidelity Cash Central Fund, 0.18% (c)	84,617	84,617
Fidelity Securities Lending Cash Central Fund, 0.22% (c)(d)	7,389,000	7,389,000
TOTAL MONEY MARKET FUNDS
(Cost $7,473,617)		7,473,617
TOTAL INVESTMENT PORTFOLIO - 104.1%
(Cost $189,850,823)		189,991,449
NET OTHER ASSETS (LIABILITIES) - (4.1)%		(7,525,658)
NET ASSETS - 100%		$182,465,791

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,076
Fidelity Securities Lending Cash Central Fund	39,988
Total	$41,064

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $191,692,096. Net unrealized depreciation aggregated $1,700,647, of which $19,631,433 related to appreciated investment securities and $21,332,080 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Natural Resources Portfolio

November 30, 2015

NAT-QTLY-0116
1.810716.111

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
Chemicals - 2.3%
Commodity Chemicals - 1.8%
LyondellBasell Industries NV Class A	109,000	$10,444,380
Diversified Chemicals - 0.5%
Eastman Chemical Co.	40,400	2,935,060

TOTAL CHEMICALS		13,379,440

Containers & Packaging - 7.5%
Metal & Glass Containers - 2.0%
Ball Corp.	148,600	10,315,812
Berry Plastics Group, Inc. (a)	37,800	1,374,408
		11,690,220
Paper Packaging - 5.5%
Graphic Packaging Holding Co.	423,200	5,785,144
Packaging Corp. of America	86,300	5,867,537
Sealed Air Corp.	134,100	6,082,776
WestRock Co.	279,900	14,171,337
		31,906,794

TOTAL CONTAINERS & PACKAGING		43,597,014

Energy Equipment & Services - 19.1%
Oil & Gas Drilling - 0.4%
Nabors Industries Ltd.	59,000	596,490
Odfjell Drilling A/S (a)	701,200	443,769
Xtreme Drilling & Coil Services Corp. (a)	1,009,400	1,451,232
		2,491,491
Oil & Gas Equipment & Services - 18.7%
Baker Hughes, Inc.	417,200	22,558,004
Cameron International Corp. (a)	203,300	13,883,357
Dril-Quip, Inc. (a)	109,425	6,905,812
Frank's International NV	297,600	5,029,440
Oceaneering International, Inc.	187,200	8,188,128
Schlumberger Ltd.	668,292	51,558,727
Total Energy Services, Inc.	84,100	904,321
		109,027,789

TOTAL ENERGY EQUIPMENT & SERVICES		111,519,280

Independent Power and Renewable Electricity Producers - 0.7%
Independent Power Producers & Energy Traders - 0.2%
NRG Yield, Inc. Class C (b)	69,800	986,972
Renewable Electricity - 0.5%
NextEra Energy Partners LP	125,600	3,248,016

TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		4,234,988

Metals & Mining - 5.0%
Aluminum - 0.5%
Alcoa, Inc.	322,100	3,014,856
Gold - 3.9%
B2Gold Corp. (a)	784,500	857,666
Barrick Gold Corp. (b)	159,900	1,176,994
Franco-Nevada Corp.	116,500	5,599,712
Gold Fields Ltd. sponsored ADR	608,800	1,540,264
Goldcorp, Inc.	218,200	2,579,938
Newcrest Mining Ltd. (a)	159,582	1,259,120
Randgold Resources Ltd. sponsored ADR	135,880	8,234,328
Royal Gold, Inc.	27,100	974,245
Yamana Gold, Inc.	390,000	823,543
		23,045,810
Silver - 0.6%
Pan American Silver Corp.	111,300	774,648
Silver Wheaton Corp.	186,600	2,452,230
		3,226,878

TOTAL METALS & MINING		29,287,544

Oil, Gas & Consumable Fuels - 65.3%
Integrated Oil & Gas - 2.1%
Occidental Petroleum Corp.	158,900	12,011,251
Oil & Gas Exploration & Production - 50.8%
Anadarko Petroleum Corp.	279,500	16,742,050
Bankers Petroleum Ltd. (a)	411,800	484,126
California Resources Corp.	430,100	1,763,410
Canadian Natural Resources Ltd.	434,600	10,524,515
Carrizo Oil & Gas, Inc. (a)	40,400	1,631,352
Cimarex Energy Co.	249,400	29,683,588
Concho Resources, Inc. (a)	128,800	14,095,872
Continental Resources, Inc. (a)(b)	101,300	3,677,190
Diamondback Energy, Inc.	234,800	18,319,096
Encana Corp.	1,398,500	11,645,004
Energen Corp.	146,500	8,685,985
EOG Resources, Inc.	493,000	41,130,990
Evolution Petroleum Corp.	78,400	482,160
Gulfport Energy Corp. (a)	107,250	2,726,295
Hess Corp.	195,000	11,505,000
Memorial Resource Development Corp. (a)	794,300	12,939,147
Newfield Exploration Co. (a)	672,100	25,714,546
Noble Energy, Inc.	509,600	18,687,032
Northern Oil & Gas, Inc. (a)(b)	317,795	1,630,288
Parsley Energy, Inc. Class A (a)(b)	319,100	6,270,315
PDC Energy, Inc. (a)(b)	263,300	14,873,817
Pioneer Natural Resources Co.	131,800	19,078,050
Rice Energy, Inc. (a)	146,100	1,969,428
RSP Permian, Inc. (a)(b)	162,200	4,603,236
Seven Generations Energy Ltd.	279,100	3,274,924
SM Energy Co. (b)	198,600	5,832,882
Synergy Resources Corp. (a)(b)	668,900	7,618,771
TAG Oil Ltd. (a)	615,100	285,568
Whiting Petroleum Corp. (a)	24,700	407,797
WPX Energy, Inc. (a)	139,000	1,192,620
		297,475,054
Oil & Gas Refining & Marketing - 7.8%
Keyera Corp.	171,100	5,103,084
PBF Energy, Inc. Class A	40,600	1,643,894
Tesoro Corp.	22,100	2,545,257
Valero Energy Corp.	481,100	34,571,846
World Fuel Services Corp.	47,400	2,066,166
		45,930,247
Oil & Gas Storage & Transport - 4.6%
Cheniere Energy Partners LP Holdings LLC	125,500	2,198,760
Cheniere Energy, Inc. (a)	88,600	4,212,930
Enterprise Products Partners LP	91,600	2,325,724
EQT Midstream Partners LP	32,000	2,164,800
Golar LNG Ltd.	167,000	4,567,450
Magellan Midstream Partners LP	71,000	4,439,630
Phillips 66 Partners LP	42,800	2,482,400
Rice Midstream Partners LP	92,500	1,287,600
Shell Midstream Partners LP	89,000	3,103,430
		26,782,724

TOTAL OIL, GAS & CONSUMABLE FUELS		382,199,276

TOTAL COMMON STOCKS
(Cost $609,830,393)		584,217,542

Money Market Funds - 5.2%
Fidelity Securities Lending Cash Central Fund, 0.22% (c)(d)
(Cost $30,709,850)	30,709,850	30,709,850
TOTAL INVESTMENT PORTFOLIO - 105.1%
(Cost $640,540,243)		614,927,392
NET OTHER ASSETS (LIABILITIES) - (5.1)%		(29,955,996)
NET ASSETS - 100%		$584,971,396

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,597
Fidelity Securities Lending Cash Central Fund	70,025
Total	$75,622

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $642,699,887. Net unrealized depreciation aggregated $27,772,495, of which $66,684,186 related to appreciated investment securities and $94,456,681 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolios®

Medical Equipment and Systems Portfolio

November 30, 2015

MES-QTLY-0116
1.810698.111

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
Biotechnology - 0.4%
Biotechnology - 0.4%
Puma Biotechnology, Inc. (a)	120,000	$9,036,000
Health Care Equipment & Supplies - 92.0%
Health Care Equipment - 86.3%
Abbott Laboratories	3,100,000	139,252,000
Atricure, Inc. (a)	1,159,320	24,902,194
Boston Scientific Corp. (a)	11,000,000	201,080,000
Cardiovascular Systems, Inc. (a)(b)	400,000	6,400,000
CONMED Corp.	600,000	25,500,000
DexCom, Inc. (a)	110,000	9,352,200
Edwards Lifesciences Corp. (a)	646,300	105,346,900
Fukuda Denshi Co. Ltd.	214,800	11,429,245
Genmark Diagnostics, Inc. (a)	1,280,000	10,201,600
Glaukos Corp.(b)	230,000	5,957,000
HeartWare International, Inc. (a)(b)	210,000	10,050,600
Inogen, Inc. (a)	283,178	10,831,559
Integra LifeSciences Holdings Corp. (a)	760,000	47,659,600
Intuitive Surgical, Inc. (a)	50,000	26,001,000
Invuity, Inc.	444,700	5,340,847
K2M Group Holdings, Inc. (a)	1,000,000	20,210,000
LivaNova PLC (a)	500,000	29,925,000
Masimo Corp. (a)	330,000	13,688,400
Medtronic PLC	6,350,000	478,408,998
Natus Medical, Inc. (a)	520,000	25,365,600
Neovasc, Inc. (a)	2,421,948	12,037,082
Nevro Corp. (b)	630,000	38,039,400
NuVasive, Inc. (a)	280,000	14,599,200
ResMed, Inc. (b)	900,000	53,613,000
St. Jude Medical, Inc.	1,540,000	97,174,000
Steris PLC (b)	470,000	35,898,600
Stryker Corp.	960,000	92,601,600
Teleflex, Inc.	360,000	47,412,000
TriVascular Technologies, Inc. (a)(b)	700,000	4,571,000
Wright Medical Group NV (a)	2,300,000	49,266,000
Zeltiq Aesthetics, Inc. (a)(b)	400,000	12,152,000
Zimmer Biomet Holdings, Inc.	740,000	74,747,400
		1,739,014,025
Health Care Supplies - 5.7%
ASAHI INTECC Co. Ltd.	300,000	13,038,180
Endologix, Inc. (a)(b)	900,000	9,162,000
Penumbra, Inc.	265,152	12,008,204
Sientra, Inc. (a)(b)	500,000	2,420,000
The Cooper Companies, Inc.	400,000	58,500,000
The Spectranetics Corp. (a)(b)	700,000	9,681,000
Vascular Solutions, Inc. (a)	280,000	9,951,200
		114,760,584

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		1,853,774,609

Health Care Providers & Services - 1.0%
Health Care Distributors & Services - 0.4%
Amplifon SpA (b)	1,000,000	7,654,705
Health Care Services - 0.6%
Miraca Holdings, Inc.	260,000	11,553,209

TOTAL HEALTH CARE PROVIDERS & SERVICES		19,207,914

Health Care Technology - 0.4%
Health Care Technology - 0.4%
Castlight Health, Inc. (a)	999,300	3,997,200
Castlight Health, Inc. Class B (a)	76,183	304,732
HTG Molecular Diagnostics (b)(c)	673,461	3,212,409
		7,514,341
Life Sciences Tools & Services - 2.1%
Life Sciences Tools & Services - 2.1%
Agilent Technologies, Inc.	750,000	31,365,000
Bruker Corp. (a)	500,000	11,320,000
		42,685,000
Pharmaceuticals - 2.2%
Pharmaceuticals - 2.2%
Allergan PLC (a)	60,000	18,833,400
Teva Pharmaceutical Industries Ltd. sponsored ADR	400,000	25,172,000
		44,005,400
TOTAL COMMON STOCKS
(Cost $1,585,967,932)		1,976,223,264

Preferred Stocks - 1.5%
Convertible Preferred Stocks - 0.6%
Health Care Providers & Services - 0.2%
Health Care Services - 0.2%
1Life Healthcare, Inc. Series G (a)(d)	455,526	3,976,742
Software - 0.4%
Application Software - 0.4%
Outset Medical, Inc. Series B (d)	3,307,754	7,485,447

TOTAL CONVERTIBLE PREFERRED STOCKS		11,462,189

Nonconvertible Preferred Stocks - 0.9%
Health Care Equipment & Supplies - 0.9%
Health Care Equipment - 0.9%
Sartorius AG (non-vtg.)	80,000	18,827,721
TOTAL PREFERRED STOCKS
(Cost $17,634,180)		30,289,910

Money Market Funds - 3.8%
Fidelity Cash Central Fund, 0.18% (e)	8,314,858	8,314,858
Fidelity Securities Lending Cash Central Fund, 0.22% (e)(f)	67,403,512	67,403,512
TOTAL MONEY MARKET FUNDS
(Cost $75,718,370)		75,718,370
TOTAL INVESTMENT PORTFOLIO - 103.4%
(Cost $1,679,320,482)		2,082,231,544
NET OTHER ASSETS (LIABILITIES) - (3.4)%		(68,185,566)
NET ASSETS - 100%		$2,014,045,978

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,462,189 or 0.6% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
1Life Healthcare, Inc. Series G	4/10/14	$3,000,003
Outset Medical, Inc. Series B	5/5/15 - 6/5/15	$7,500,001

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$15,960
Fidelity Securities Lending Cash Central Fund	173,110
Total	$189,070

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
HTG Molecular Diagnostics	$--	$9,428,454	$--	$--	$3,212,409
Total	$--	$9,428,454	$--	$--	$3,212,409

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,976,223,264	$1,964,215,060	$12,008,204	$--
Preferred Stocks	30,289,910	18,827,721	--	11,462,189
Money Market Funds	75,718,370	75,718,370	--	--
Total Investments in Securities:	$2,082,231,544	$2,058,761,151	$12,008,204	$11,462,189

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo). Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $1,681,893,073. Net unrealized appreciation aggregated $400,338,471, of which $467,131,647, related to appreciated investment securities and $66,793,176 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Energy Portfolio

November 30, 2015

ENE-QTLY-0116
1.810683.111

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
Chemicals - 1.6%
Commodity Chemicals - 1.6%
LyondellBasell Industries NV Class A	338,900	$32,473,398
Energy Equipment & Services - 18.0%
Oil & Gas Drilling - 0.3%
Nabors Industries Ltd.	201,600	2,038,176
Odfjell Drilling A/S (a)	1,539,580	974,356
Xtreme Drilling & Coil Services Corp. (a)	2,252,600	3,238,603
		6,251,135
Oil & Gas Equipment & Services - 17.7%
Baker Hughes, Inc.	1,433,500	77,509,345
Cameron International Corp. (a)	746,500	50,978,485
Dril-Quip, Inc. (a)	366,453	23,126,849
Frank's International NV	1,136,700	19,210,230
Oceaneering International, Inc.	566,227	24,766,769
Schlumberger Ltd.	2,040,281	157,407,679
Total Energy Services, Inc.	100,500	1,080,669
		354,080,026

TOTAL ENERGY EQUIPMENT & SERVICES		360,331,161

Independent Power and Renewable Electricity Producers - 0.7%
Independent Power Producers & Energy Traders - 0.2%
NRG Yield, Inc. Class C (b)	214,300	3,030,202
Renewable Electricity - 0.5%
NextEra Energy Partners LP	410,400	10,612,944

TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		13,643,146

Oil, Gas & Consumable Fuels - 79.4%
Integrated Oil & Gas - 19.1%
Chevron Corp.	1,049,723	95,860,704
Exxon Mobil Corp.	3,032,848	247,662,367
Occidental Petroleum Corp.	523,300	39,556,247
		383,079,318
Oil & Gas Exploration & Production - 48.5%
Anadarko Petroleum Corp.	1,069,215	64,045,979
ARC Resources Ltd.	149,700	2,051,376
Bankers Petroleum Ltd. (a)	811,300	953,792
Cabot Oil & Gas Corp.	87,100	1,640,093
California Resources Corp.	1,428,600	5,857,260
Canadian Natural Resources Ltd.	294,000	7,119,668
Carrizo Oil & Gas, Inc. (a)	127,500	5,148,450
Cimarex Energy Co.	769,845	91,626,952
Concho Resources, Inc. (a)	375,300	41,072,832
Continental Resources, Inc. (a)(b)	138,072	5,012,014
Diamondback Energy, Inc.	839,500	65,497,790
Encana Corp.	4,662,200	38,821,119
Energen Corp.	443,968	26,322,863
EOG Resources, Inc.	1,583,864	132,141,774
EQT Corp.	207,400	11,867,428
Evolution Petroleum Corp.	109,743	674,919
Gulfport Energy Corp. (a)	389,500	9,901,090
Hess Corp.	687,200	40,544,800
Memorial Resource Development Corp. (a)	2,656,600	43,276,014
Newfield Exploration Co. (a)	2,341,700	89,593,442
Noble Energy, Inc.	1,388,088	50,901,187
Northern Oil & Gas, Inc. (a)	582,001	2,985,665
Parsley Energy, Inc. Class A (a)	1,006,100	19,769,865
PDC Energy, Inc. (a)	846,451	47,816,017
Pioneer Natural Resources Co.	546,599	79,120,205
Rice Energy, Inc. (a)	475,400	6,408,392
RSP Permian, Inc. (a)	543,300	15,418,854
Seven Generations Energy Ltd.	946,100	11,101,417
SM Energy Co. (b)	803,300	23,592,921
Synergy Resources Corp. (a)(b)	1,989,320	22,658,355
TAG Oil Ltd. (a)	883,775	410,304
Whiting Petroleum Corp. (a)	81,200	1,340,612
WPX Energy, Inc. (a)	703,600	6,036,888
		970,730,337
Oil & Gas Refining & Marketing - 6.8%
Keyera Corp.	586,000	17,477,539
PBF Energy, Inc. Class A	139,100	5,632,159
Tesoro Corp.	81,500	9,386,355
Valero Energy Corp.	1,378,081	99,028,901
World Fuel Services Corp.	122,677	5,347,490
		136,872,444
Oil & Gas Storage & Transport - 5.0%
Buckeye Partners LP	12,700	859,663
Cheniere Energy Partners LP Holdings LLC	424,700	7,440,744
Cheniere Energy, Inc. (a)	306,400	14,569,320
Columbia Pipeline Group, Inc.	69,000	1,322,730
Enterprise Products Partners LP	408,523	10,372,399
EQT Midstream Partners LP	68,400	4,627,260
Golar LNG Ltd.	429,700	11,752,295
Magellan Midstream Partners LP	128,819	8,055,052
Phillips 66 Partners LP	71,733	4,160,514
Rice Midstream Partners LP	303,000	4,217,760
Shell Midstream Partners LP	301,800	10,523,766
The Williams Companies, Inc.	620,900	22,700,104
		100,601,607

TOTAL OIL, GAS & CONSUMABLE FUELS		1,591,283,706

TOTAL COMMON STOCKS
(Cost $1,981,062,985)		1,997,731,411

Money Market Funds - 2.1%
Fidelity Cash Central Fund, 0.18% (c)	2,963,445	2,963,445
Fidelity Securities Lending Cash Central Fund, 0.22% (c)(d)	39,677,125	39,677,125
TOTAL MONEY MARKET FUNDS
(Cost $42,640,570)		42,640,570
TOTAL INVESTMENT PORTFOLIO - 101.8%
(Cost $2,023,703,555)		2,040,371,981
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(36,125,443)
NET ASSETS - 100%		$2,004,246,538

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$32,008
Fidelity Securities Lending Cash Central Fund	120,237
Total	$152,245

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $2,034,192,214. Net unrealized appreciation aggregated $6,179,767, of which $226,051,944 related to appreciated investment securities and $219,872,177 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolios®

Telecommunications Portfolio

November 30, 2015

TEL-QTLY-116
1.810721.111

Investments December 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
Communications Equipment - 1.1%
Communications Equipment - 1.1%
QUALCOMM, Inc.	46,000	$2,244,340
Ruckus Wireless, Inc. (a)	362,800	4,154,060
		6,398,400
Diversified Telecommunication Services - 72.1%
Alternative Carriers - 20.3%
8x8, Inc. (a)	1,036,386	12,229,355
Cogent Communications Group, Inc. (b)	708,168	23,766,118
Globalstar, Inc. (a)(b)	3,298,600	7,190,948
Iliad SA	11,191	2,496,015
inContact, Inc. (a)(b)	972,613	9,599,690
Iridium Communications, Inc. (a)(b)	602,776	4,924,680
Level 3 Communications, Inc. (a)	603,967	30,699,643
Lumos Networks Corp.	730,078	8,607,620
Premiere Global Services, Inc. (a)	353,983	4,909,744
Towerstream Corp. (a)(b)	807,024	330,880
Vonage Holdings Corp. (a)	973,571	6,279,533
Zayo Group Holdings, Inc. (a)	145,200	3,528,360
		114,562,586
Integrated Telecommunication Services - 51.8%
AT&T, Inc.	4,137,720	139,317,029
Atlantic Tele-Network, Inc.	137,400	10,809,258
Bezeq The Israel Telecommunication Corp. Ltd.	1,252,300	2,697,675
CenturyLink, Inc.	656,178	17,670,874
Cincinnati Bell, Inc. (a)	1,039,514	3,918,968
Consolidated Communications Holdings, Inc.	265,998	5,796,096
FairPoint Communications, Inc. (a)	273,000	4,998,630
Frontier Communications Corp. (b)	3,050,083	15,219,914
General Communications, Inc. Class A (a)	76,894	1,597,088
IDT Corp. Class B	214,181	2,675,121
Telecom Italia SpA (a)	4,000	5,167
Verizon Communications, Inc.	1,924,297	87,459,299
Windstream Holdings, Inc. (b)	59,180	368,691
		292,533,810

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		407,096,396

Internet Software & Services - 1.0%
Internet Software & Services - 1.0%
Gogo, Inc. (a)(b)	247,900	4,449,805
Rackspace Hosting, Inc. (a)	46,300	1,325,106
		5,774,911
Media - 2.9%
Cable & Satellite - 2.1%
Charter Communications, Inc. Class A (a)(b)	14,900	2,791,664
Liberty Global PLC:
Class C (a)	55,236	2,264,676
LiLAC Class C (a)	1,916	75,146
Time Warner Cable, Inc.	36,100	6,670,197
		11,801,683
Movies & Entertainment - 0.8%
Twenty-First Century Fox, Inc. Class A	146,600	4,326,166

TOTAL MEDIA		16,127,849

Real Estate Investment Trusts - 5.3%
Specialized REITs - 5.3%
American Tower Corp.	247,990	24,645,246
Communications Sales & Leasing, Inc.	161,000	3,131,450
Crown Castle International Corp.	16,100	1,383,151
CyrusOne, Inc.	28,400	1,026,944
		30,186,791
Software - 0.0%
Application Software - 0.0%
RingCentral, Inc. (a)	900	20,619
Wireless Telecommunication Services - 16.5%
Wireless Telecommunication Services - 16.5%
Bharti Infratel Ltd.	565,499	3,271,745
KDDI Corp.	162,500	4,030,746
Leap Wireless International, Inc. rights (a)	400	1,032
SBA Communications Corp. Class A (a)	226,856	23,856,177
Shenandoah Telecommunications Co.	60,626	2,927,023
SoftBank Corp.	78,600	4,168,912
Sprint Corp. (a)(b)	2,549,885	9,307,080
T-Mobile U.S., Inc. (a)	724,997	25,737,394
Telephone & Data Systems, Inc.	585,864	16,574,093
U.S. Cellular Corp. (a)	83,400	3,476,946
		93,351,148
TOTAL COMMON STOCKS
(Cost $514,002,354)		558,956,114

Nonconvertible Preferred Stocks - 0.5%
Diversified Telecommunication Services - 0.4%
Integrated Telecommunication Services - 0.4%
Telefonica Brasil SA sponsored ADR (b)	231,100	2,167,718
Wireless Telecommunication Services - 0.1%
Wireless Telecommunication Services - 0.1%
TIM Participacoes SA sponsored ADR	80,400	802,392
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $5,464,476)		2,970,110

Money Market Funds - 8.2%
Fidelity Cash Central Fund, 0.18% (c)	2,969,915	2,969,915
Fidelity Securities Lending Cash Central Fund, 0.22% (c)(d)	43,147,969	43,147,969
TOTAL MONEY MARKET FUNDS
(Cost $46,117,884)		46,117,884
TOTAL INVESTMENT PORTFOLIO - 107.6%
(Cost $565,584,714)		608,044,108
NET OTHER ASSETS (LIABILITIES) - (7.6)%		(43,073,857)
NET ASSETS - 100%		$564,970,251

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,648
Fidelity Securities Lending Cash Central Fund	317,470
Total	$326,118

Investment Valuation

The following is a summary of the inputs used, as of December 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$558,956,114	$550,750,257	$8,204,825	$1,032
Nonconvertible Preferred Stocks	2,970,110	2,970,110	--	--
Money Market Funds	46,117,884	46,117,884	--	--
Total Investments in Securities:	$608,044,108	$599,838,251	$8,204,825	$1,032

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $570,115,510. Net unrealized appreciation aggregated $37,928,598, of which $62,302,720 related to appreciated investment securities and $24,374,122 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Utilities Portfolio

November 30, 2015

UTI-QTLY-0116
1.810724.111

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
Diversified Telecommunication Services - 3.4%
Integrated Telecommunication Services - 3.4%
AT&T, Inc.	674,500	$22,710,415
Electric Utilities - 44.9%
Electric Utilities - 44.9%
Edison International	548,312	32,547,800
Exelon Corp.	2,723,272	74,372,558
FirstEnergy Corp.	399,500	12,540,305
ITC Holdings Corp.	408,749	15,074,663
NextEra Energy, Inc.	1,127,485	112,590,654
OGE Energy Corp.	495,285	12,931,891
PNM Resources, Inc.	266,466	7,727,514
PPL Corp.	980,942	33,391,266
		301,176,651
Gas Utilities - 0.8%
Gas Utilities - 0.8%
Atmos Energy Corp.	39,500	2,461,245
Southwest Gas Corp.	53,700	3,011,496
		5,472,741
Independent Power and Renewable Electricity Producers - 11.1%
Independent Power Producers & Energy Traders - 10.9%
Black Hills Corp. (a)	137,750	5,912,230
Calpine Corp. (b)	1,894,587	28,001,996
Dynegy, Inc. (b)	832,037	13,412,436
NRG Energy, Inc.	1,199,255	14,822,792
NRG Yield, Inc. Class C (a)	294,000	4,157,160
The AES Corp.	681,100	6,804,189
		73,110,803
Renewable Electricity - 0.2%
NextEra Energy Partners LP	2,200	56,892
Pattern Energy Group, Inc.	55,300	990,423
		1,047,315

TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		74,158,118

Media - 1.5%
Cable & Satellite - 1.5%
Comcast Corp. Class A	167,200	10,175,792
Multi-Utilities - 32.9%
Multi-Utilities - 32.9%
Dominion Resources, Inc.	914,812	61,630,884
DTE Energy Co.	355,570	28,619,829
NiSource, Inc.	1,198,923	23,007,332
PG&E Corp.	624,437	32,926,563
Sempra Energy	717,251	71,172,817
WEC Energy Group, Inc.	72,755	3,588,277
		220,945,702
Oil, Gas & Consumable Fuels - 1.7%
Oil & Gas Storage & Transport - 1.7%
Cheniere Energy Partners LP Holdings LLC	663,041	11,616,478
Real Estate Investment Trusts - 3.1%
Specialized REITs - 3.1%
Crown Castle International Corp.	243,800	20,944,858
TOTAL COMMON STOCKS
(Cost $648,540,010)		667,200,755

Money Market Funds - 1.5%
Fidelity Cash Central Fund, 0.18% (c)	244	244
Fidelity Securities Lending Cash Central Fund, 0.22% (c)(d)	10,208,175	10,208,175
TOTAL MONEY MARKET FUNDS
(Cost $10,208,419)		10,208,419
TOTAL INVESTMENT PORTFOLIO - 100.9%
(Cost $658,748,429)		677,409,174
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(5,917,969)
NET ASSETS - 100%		$671,491,205

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11,414
Fidelity Securities Lending Cash Central Fund	24,949
Total	$36,363

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $662,153,346. Net unrealized appreciation aggregated $15,255,828, of which $61,359,423 related to appreciated investment securities and $46,103,595 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolios®

Brokerage and Investment Management Portfolio

November 30, 2015

BRO-QTLY-0116
1.810691.111

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Capital Markets - 95.6%
Asset Management & Custody Banks - 56.1%
Affiliated Managers Group, Inc. (a)	51,100	$9,056,453
Apollo Global Management LLC Class A	448,700	7,327,271
Artisan Partners Asset Management, Inc.	90,300	3,529,827
Bank of New York Mellon Corp.	528,047	23,149,580
BlackRock, Inc. Class A	100,000	36,372,000
Diamond Hill Investment Group, Inc.	50,000	11,009,500
Financial Engines, Inc.	142,700	5,141,481
Invesco Ltd.	1,000,000	33,690,000
KKR & Co. LP	100	1,691
Legg Mason, Inc.	489,642	21,730,312
Northern Trust Corp.	425,000	31,849,500
Oaktree Capital Group LLC Class A	225,000	10,986,750
Och-Ziff Capital Management Group LLC Class A	601,500	3,717,270
PJT Partners, Inc. (a)	313	7,337
State Street Corp.	125,500	9,108,790
The Blackstone Group LP	250,000	7,807,500
Virtus Investment Partners, Inc.	174,271	23,742,681
WisdomTree Investments, Inc. (b)	340,000	7,395,000
		245,622,943
Investment Banking & Brokerage - 39.5%
Charles Schwab Corp.	550,000	18,540,500
E*TRADE Financial Corp. (a)	1,300,000	39,559,000
Goldman Sachs Group, Inc.	108,700	20,655,174
Greenhill & Co., Inc.	175,000	4,639,250
Investment Technology Group, Inc.	899,600	18,054,972
Moelis & Co. Class A	275,000	8,115,250
Morgan Stanley	646,700	22,181,810
Raymond James Financial, Inc.	206,400	12,121,872
Stifel Financial Corp. (a)	134,700	6,109,992
TD Ameritrade Holding Corp.	250,000	9,157,500
Virtu Financial, Inc. Class A	635,200	14,133,200
		173,268,520

TOTAL CAPITAL MARKETS		418,891,463

Consumer Finance - 1.1%
Consumer Finance - 1.1%
OneMain Holdings, Inc. (a)	97,600	4,729,696
Diversified Financial Services - 2.1%
Specialized Finance - 2.1%
The NASDAQ OMX Group, Inc.	154,500	9,056,790
TOTAL COMMON STOCKS
(Cost $368,495,485)		432,677,949

Money Market Funds - 2.4%
Fidelity Cash Central Fund, 0.18% (c)	5,104,102	5,104,102
Fidelity Securities Lending Cash Central Fund, 0.22% (c)(d)	5,344,450	5,344,450
TOTAL MONEY MARKET FUNDS
(Cost $10,448,552)		10,448,552
TOTAL INVESTMENT PORTFOLIO - 101.2%
(Cost $378,944,037)		443,126,501
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(5,217,937)
NET ASSETS - 100%		$437,908,564

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$17,135
Fidelity Securities Lending Cash Central Fund	213
Total	$17,348

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $381,963,502. Net unrealized appreciation aggregated $61,162,999, of which $73,709,241 related to appreciated investment securities and $12,546,242 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolios®

Leisure Portfolio

November 30, 2015

LEI-QTLY-0116
1.810675.111

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value
Automobiles - 0.3%
Automobile Manufacturers - 0.3%
General Motors Co.	34,000	$1,230,800
Commercial Services & Supplies - 0.8%
Diversified Support Services - 0.8%
KAR Auction Services, Inc.	102,200	3,876,446
Diversified Consumer Services - 5.6%
Education Services - 2.1%
2U, Inc. (a)	93,075	2,244,969
Houghton Mifflin Harcourt Co. (a)	408,032	8,062,712
		10,307,681
Specialized Consumer Services - 3.5%
H&R Block, Inc.	201,600	7,396,704
ServiceMaster Global Holdings, Inc. (a)	192,234	7,204,930
Steiner Leisure Ltd. (a)	32,300	2,031,024
		16,632,658

TOTAL DIVERSIFIED CONSUMER SERVICES		26,940,339

Food Products - 0.5%
Packaged Foods & Meats - 0.5%
Amplify Snack Brands, Inc. (b)	59,700	749,235
Blue Buffalo Pet Products, Inc.(a)(b)	2,100	37,737
Greencore Group PLC	329,000	1,673,327
		2,460,299
Hotels, Restaurants & Leisure - 88.8%
Casinos & Gaming - 8.3%
Las Vegas Sands Corp.	595,276	26,227,861
Melco Crown Entertainment Ltd. sponsored ADR (b)	58,535	951,194
MGM China Holdings Ltd.	548,800	721,970
MGM Mirage, Inc. (a)	415,100	9,439,374
Sands China Ltd.	44,800	151,386
Scientific Games Corp. Class A (a)(b)	129,295	1,192,100
Wynn Resorts Ltd. (b)	15,900	998,043
		39,681,928
Hotels, Resorts & Cruise Lines - 18.2%
Accor SA	12,800	540,142
Extended Stay America, Inc. unit	656,773	11,237,386
Hilton Worldwide Holdings, Inc.	856,900	19,897,218
Interval Leisure Group, Inc.	1,000	15,620
Marriott International, Inc. Class A (b)	318,696	22,598,733
Starwood Hotels & Resorts Worldwide, Inc.	125,090	8,986,466
Wyndham Worldwide Corp.	311,102	23,618,864
		86,894,429
Leisure Facilities - 3.0%
Cedar Fair LP (depositary unit)	66,788	3,761,500
Vail Resorts, Inc.	87,892	10,599,775
		14,361,275
Restaurants - 59.3%
Buffalo Wild Wings, Inc. (a)	39,200	6,281,408
Chipotle Mexican Grill, Inc. (a)	40,510	23,477,571
Dave & Buster's Entertainment, Inc. (a)	86,414	3,313,113
Del Frisco's Restaurant Group, Inc. (a)	152,600	2,287,474
DineEquity, Inc.	42,249	3,584,405
Domino's Pizza, Inc. (b)	99,600	10,704,012
Dunkin' Brands Group, Inc. (b)	213,500	9,056,670
El Pollo Loco Holdings, Inc. (a)(b)	85,526	1,050,259
Fiesta Restaurant Group, Inc. (a)	210,108	8,074,450
Jack in the Box, Inc.	191,587	14,204,260
McDonald's Corp.	258,610	29,522,918
Panera Bread Co. Class A (a)	49,186	8,942,015
Papa John's International, Inc.	142,443	8,187,624
Red Robin Gourmet Burgers, Inc. (a)	31,283	2,110,977
Ruth's Hospitality Group, Inc.	590,140	10,179,915
Sonic Corp. (b)	346,460	10,068,128
Starbucks Corp.	1,573,000	96,566,469
Whitbread PLC	36,285	2,485,429
Wingstop, Inc.	25,500	549,525
Yum! Brands, Inc.	453,036	32,849,640
		283,496,262

TOTAL HOTELS, RESTAURANTS & LEISURE		424,433,894

Internet Software & Services - 1.3%
Internet Software & Services - 1.3%
Alibaba Group Holding Ltd. sponsored ADR (a)	8,000	672,640
Facebook, Inc. Class A (a)	25,800	2,689,392
HomeAway, Inc. (a)	16,392	579,621
JUST EAT Ltd. (a)	212,400	1,409,460
Yahoo!, Inc. (a)	29,300	990,633
		6,341,746
IT Services - 0.2%
Data Processing & Outsourced Services - 0.2%
Visa, Inc. Class A	13,200	1,042,932
Media - 0.6%
Movies & Entertainment - 0.6%
The Walt Disney Co.	12,200	1,384,334
Twenty-First Century Fox, Inc. Class A	42,200	1,245,322
		2,629,656
Personal Products - 0.4%
Personal Products - 0.4%
Nu Skin Enterprises, Inc. Class A (b)	60,100	2,095,687
Real Estate Investment Trusts - 0.2%
Specialized REITs - 0.2%
Gaming & Leisure Properties	30,995	842,754
Software - 0.3%
Application Software - 0.3%
Intuit, Inc.	15,700	1,573,140
Specialty Retail - 0.7%
Computer & Electronics Retail - 0.4%
GameStop Corp. Class A	52,800	1,849,584
Specialty Stores - 0.3%
Sally Beauty Holdings, Inc. (a)	53,000	1,370,580

TOTAL SPECIALTY RETAIL		3,220,164

Textiles, Apparel & Luxury Goods - 0.3%
Apparel, Accessories & Luxury Goods - 0.3%
Kate Spade & Co. (a)	70,100	1,404,804
TOTAL COMMON STOCKS
(Cost $330,924,574)		478,092,661

Money Market Funds - 7.9%
Fidelity Cash Central Fund, 0.18% (c)	1,110,546	1,110,546
Fidelity Securities Lending Cash Central Fund, 0.22% (c)(d)	36,666,375	36,666,375
TOTAL MONEY MARKET FUNDS
(Cost $37,776,921)		37,776,921
TOTAL INVESTMENT PORTFOLIO - 107.9%
(Cost $368,701,495)		515,869,582
NET OTHER ASSETS (LIABILITIES) - (7.9)%		(37,984,936)
NET ASSETS - 100%		$477,884,646

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,304
Fidelity Securities Lending Cash Central Fund	96,973
Total	$101,277

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $372,985,374. Net unrealized appreciation aggregated $142,884,208, of which $165,831,634 related to appreciated investment securities and $22,947,426 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report for Fidelity® Select Portfolio® Financial Services Portfolio November 30, 2015 FIN-QTLY-0116 1.810693.111

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
Banks - 30.0%
Diversified Banks - 24.9%
Bank of America Corp.	4,156,017	$72,439,376
Citigroup, Inc.	1,346,580	72,836,511
Comerica, Inc.	261,200	12,106,620
JPMorgan Chase & Co.	1,022,210	68,160,963
U.S. Bancorp	1,132,084	49,687,167
Wells Fargo & Co.	849,001	46,779,955
		322,010,592
Regional Banks - 5.1%
CoBiz, Inc.	467,665	6,416,364
Fifth Third Bancorp	210,028	4,341,279
Huntington Bancshares, Inc.	843,100	9,855,839
Popular, Inc.	338,000	10,041,980
Regions Financial Corp.	1,337,600	13,563,264
SunTrust Banks, Inc.	514,600	22,343,932
		66,562,658

TOTAL BANKS		388,573,250

Capital Markets - 10.5%
Asset Management & Custody Banks - 6.2%
Affiliated Managers Group, Inc. (a)	77,183	13,679,143
Artisan Partners Asset Management, Inc.	314,800	12,305,532
Invesco Ltd.	591,710	19,934,710
Northern Trust Corp.	157,500	11,803,050
Oaktree Capital Group LLC Class A	214,700	10,483,801
The Blackstone Group LP	392,304	12,251,654
		80,457,890
Diversified Capital Markets - 0.3%
Credit Suisse Group AG	34,119	733,219
Credit Suisse Group AG (b)	125,664	2,674,725
Credit Suisse Group AG:
rights 12/3/15	34,119	20,892
rights 12/3/15	125,664	77,418
		3,506,254
Investment Banking & Brokerage - 4.0%
E*TRADE Financial Corp. (a)	617,444	18,788,821
Goldman Sachs Group, Inc.	109,000	20,712,180
Raymond James Financial, Inc.	205,861	12,090,217
		51,591,218

TOTAL CAPITAL MARKETS		135,555,362

Consumer Finance - 6.2%
Consumer Finance - 6.2%
American Express Co.	180,100	12,902,364
Capital One Financial Corp.	591,716	46,455,623
OneMain Holdings, Inc. (a)	223,213	10,816,902
Synchrony Financial (a)	313,000	9,962,790
		80,137,679
Diversified Consumer Services - 1.2%
Specialized Consumer Services - 1.2%
H&R Block, Inc.	437,372	16,047,179
Diversified Financial Services - 6.0%
Multi-Sector Holdings - 3.7%
Berkshire Hathaway, Inc. Class B (a)	360,190	48,297,877
Specialized Finance - 2.3%
IntercontinentalExchange, Inc.	113,247	29,426,100

TOTAL DIVERSIFIED FINANCIAL SERVICES		77,723,977

Insurance - 14.7%
Insurance Brokers - 3.1%
Arthur J. Gallagher & Co.	130,200	5,696,250
Brown & Brown, Inc.	600,600	19,495,476
Marsh & McLennan Companies, Inc.	258,464	14,293,059
		39,484,785
Life & Health Insurance - 1.9%
Torchmark Corp.	415,600	25,193,672
Property & Casualty Insurance - 9.7%
ACE Ltd.	334,500	38,417,325
Allied World Assurance Co. Holdings AG	411,600	14,949,312
Allstate Corp.	514,600	32,296,296
FNF Group	771,800	27,669,030
The Chubb Corp.	91,200	11,904,336
		125,236,299

TOTAL INSURANCE		189,914,756

IT Services - 5.3%
Data Processing & Outsourced Services - 5.3%
EVERTEC, Inc.	222,570	3,823,753
MasterCard, Inc. Class A	154,400	15,118,848
PayPal Holdings, Inc. (a)	263,400	9,287,484
The Western Union Co.	721,072	13,599,418
Visa, Inc. Class A	334,400	26,420,944
		68,250,447
Professional Services - 0.5%
Research & Consulting Services - 0.5%
Verisk Analytics, Inc. (a)	92,600	6,940,370
Real Estate Investment Trusts - 15.9%
Diversified REITs - 0.7%
NorthStar Realty Finance Corp.	521,400	9,406,056
Health Care REIT's - 1.8%
Ventas, Inc.	437,400	23,330,916
Mortgage REITs - 3.2%
Altisource Residential Corp. Class B	786,900	10,418,556
American Capital Agency Corp.	497,300	8,926,535
Redwood Trust, Inc.	942,986	12,994,347
Two Harbors Investment Corp.	1,033,700	8,786,450
		41,125,888
Office REITs - 1.4%
Boston Properties, Inc.	143,500	17,936,065
Residential REITs - 2.2%
Equity Residential (SBI)	104,800	8,365,136
Essex Property Trust, Inc.	39,000	9,000,810
UDR, Inc.	310,100	11,445,791
		28,811,737
Specialized REITs - 6.6%
American Tower Corp.	437,372	43,466,029
Outfront Media, Inc.	575,029	13,139,413
Public Storage	120,900	29,023,254
		85,628,696

TOTAL REAL ESTATE INVESTMENT TRUSTS		206,239,358

Real Estate Management & Development - 3.3%
Real Estate Services - 3.3%
CBRE Group, Inc. (a)	519,531	19,466,827
Realogy Holdings Corp. (a)	566,000	23,381,460
		42,848,287
Thrifts & Mortgage Finance - 0.7%
Thrifts & Mortgage Finance - 0.7%
MGIC Investment Corp. (a)	593,000	5,657,220
Radian Group, Inc.	198,200	2,824,350
		8,481,570
Trading Companies & Distributors - 1.5%
Trading Companies & Distributors - 1.5%
AerCap Holdings NV (a)	411,600	18,703,104
TOTAL COMMON STOCKS
(Cost $1,098,747,767)		1,239,415,339

Money Market Funds - 3.4%
Fidelity Cash Central Fund, 0.18% (c)
(Cost $44,492,487)	44,492,487	44,492,487
TOTAL INVESTMENT PORTFOLIO - 99.2%
(Cost $1,143,240,254)		1,283,907,826
NET OTHER ASSETS (LIABILITIES) - 0.8%		9,792,734
NET ASSETS - 100%		$1,293,700,560

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,674,725 or 0.2% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Credit Suisse Group AG	10/21/15	$2,979,682

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$59,713
Fidelity Securities Lending Cash Central Fund	31,411
Total	$91,124

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,239,415,339	$1,235,929,977	$3,485,362	$--
Money Market Funds	44,492,487	44,492,487	--	--
Total Investments in Securities:	$1,283,907,826	$1,280,422,464	$3,485,362	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $1,149,733,538. Net unrealized appreciation aggregated $134,174,288, of which $171,931,227 related to appreciated investment securities and $37,756,939 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolios®

Natural Gas Portfolio

November 30, 2015

GAS-QTLY-0116
1.810725.111

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
Energy Equipment & Services - 26.4%
Oil & Gas Drilling - 0.2%
Archer (a)(b)	471,159	$463,539
Oil & Gas Equipment & Services - 26.2%
Baker Hughes, Inc.	552,800	29,889,896
Cameron International Corp. (a)	61,800	4,220,322
Era Group, Inc. (a)	235,900	2,781,261
Forum Energy Technologies, Inc. (a)	66,300	1,038,258
National Oilwell Varco, Inc.	208,800	7,796,592
Oil States International, Inc. (a)	178,400	5,658,848
Schlumberger Ltd.	267,000	20,599,050
Weatherford International Ltd. (a)	1,594,300	17,234,383
		89,218,610

TOTAL ENERGY EQUIPMENT & SERVICES		89,682,149

Gas Utilities - 6.1%
Gas Utilities - 6.1%
Atmos Energy Corp.	187,747	11,698,516
New Jersey Resources Corp.	83,700	2,515,185
Southwest Gas Corp.	118,100	6,623,048
		20,836,749
Oil, Gas & Consumable Fuels - 65.4%
Oil & Gas Exploration & Production - 57.9%
Advantage Oil & Gas Ltd. (a)	662,600	3,492,983
Anadarko Petroleum Corp.	105,400	6,313,460
Apache Corp.	78,500	3,860,630
Bellatrix Exploration Ltd. (a)(b)	1,070,200	1,738,990
Cabot Oil & Gas Corp.	44,524	838,387
Chesapeake Energy Corp. (b)	174,800	921,196
Cimarex Energy Co.	128,000	15,234,560
Crew Energy, Inc. (a)	2,291,100	7,720,207
Crown Point Energy, Inc. (a)(c)	181,658	8,162
Devon Energy Corp.	796,146	36,630,677
Emerald Oil, Inc. warrants 2/4/16 (a)	750	0
Encana Corp.	3,677,500	30,621,738
EQT Corp.	131,600	7,530,152
Gulfport Energy Corp. (a)	193,400	4,916,228
Hess Corp.	273,400	16,130,600
Laredo Petroleum, Inc. (a)(b)	151,800	1,653,102
Lekoil Ltd. (a)(b)	5,574,900	1,931,162
Marathon Oil Corp.	1,014,400	17,762,144
Newfield Exploration Co. (a)	64,500	2,467,770
Noble Energy, Inc.	141,900	5,203,473
Northern Blizzard Resources, Inc. (b)	1,632,900	5,343,347
Oasis Petroleum, Inc. (a)(b)	177,000	2,033,730
Savannah Petroleum PLC (a)	2,400,000	1,075,355
Southwestern Energy Co. (a)(b)	918,000	8,271,180
Surge Energy, Inc. (b)	3,986,000	7,491,752
Whiting Petroleum Corp. (a)	494,300	8,160,893
		197,351,878
Oil & Gas Storage & Transport - 7.5%
Boardwalk Pipeline Partners, LP	1,460,500	18,519,140
Teekay Tankers Ltd.	62,825	442,288
The Williams Companies, Inc.	177,100	6,474,776
		25,436,204

TOTAL OIL, GAS & CONSUMABLE FUELS		222,788,082

TOTAL COMMON STOCKS
(Cost $524,432,112)		333,306,980
	Principal Amount	Value

Convertible Bonds - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Oil & Gas Exploration & Production - 0.2%
American Energy Permian Holdings LLC 9% 5/1/22 pay-in-kind (Cost $8,007,198)(c)(d)	8,320,000	624,000
	Shares	Value

Money Market Funds - 8.2%
Fidelity Cash Central Fund, 0.18% (e)	4,606,641	4,606,641
Fidelity Securities Lending Cash Central Fund, 0.22% (e)(f)	23,384,901	23,384,901
TOTAL MONEY MARKET FUNDS
(Cost $27,991,542)		27,991,542
TOTAL INVESTMENT PORTFOLIO - 106.3%
(Cost $560,430,852)		361,922,522
NET OTHER ASSETS (LIABILITIES) - (6.3)%		(21,322,104)
NET ASSETS - 100%		$340,600,418

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $632,162 or 0.2% of net assets.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,134
Fidelity Securities Lending Cash Central Fund	270,562
Total	$278,696

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$333,306,980	$333,306,980	$--	$--
Convertible Bonds	624,000	--	624,000	--
Money Market Funds	27,991,542	27,991,542	--	--
Total Investments in Securities:	$361,922,522	$361,298,522	$624,000	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $562,440,021. Net unrealized depreciation aggregated $200,517,499, of which $4,845,223 related to appreciated investment securities and $205,362,722 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolios®

Energy Service Portfolio

November 30, 2015

ENS-QTLY-0116
1.810703.111

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
Construction & Engineering - 0.2%
Construction & Engineering - 0.2%
Enterprise Group, Inc. (a)(b)(c)	5,387,087	$1,149,665
Energy Equipment & Services - 94.8%
Oil & Gas Drilling - 9.4%
Ensco PLC Class A	99,100	1,696,592
Independence Contract Drilling, Inc. (a)	664,667	4,054,469
Nabors Industries Ltd.	1,746,900	17,661,159
Ocean Rig UDW, Inc. (United States) (b)	272,215	536,264
Odfjell Drilling A/S (a)(b)	6,705,592	4,243,777
Rowan Companies PLC	447,400	9,095,642
Trinidad Drilling Ltd.	3,309,700	5,130,165
Xtreme Drilling & Coil Services Corp. (a)(c)	5,585,217	8,029,965
		50,448,033
Oil & Gas Equipment & Services - 85.4%
Baker Hughes, Inc.	2,038,122	110,201,257
BW Offshore Ltd.	9,065,315	3,087,645
C&J Energy Services Ltd. (a)(b)	1,109,100	6,610,236
Cameron International Corp. (a)	322,788	22,043,193
Core Laboratories NV	300	35,445
Dril-Quip, Inc. (a)	673,300	42,491,963
Exterran Corp. (a)	82,400	1,348,888
FMC Technologies, Inc. (a)	476,362	16,205,835
Forbes Energy Services Ltd. (a)(c)	2,190,141	810,352
Frank's International NV (b)	1,291,886	21,832,873
Gulfmark Offshore, Inc. Class A (b)	592,417	3,832,938
Halliburton Co.	465,134	18,535,590
Hornbeck Offshore Services, Inc. (a)	4,100	50,225
McCoy Global, Inc.	1,050,250	2,005,420
National Oilwell Varco, Inc.	557,262	20,808,163
Oceaneering International, Inc.	616,800	26,978,832
Oil States International, Inc. (a)	55,300	1,754,116
RigNet, Inc. (a)(b)	73,800	1,630,242
Schlumberger Ltd.	1,506,011	116,188,746
Spectrum ASA	980,108	3,270,579
Superior Drilling Products, Inc. (a)(c)	1,274,675	1,465,876
Tesco Corp.	1,747,594	14,697,266
TETRA Technologies, Inc. (a)	1,537,685	14,331,224
Weatherford International Ltd. (a)	1,010,266	10,920,975
		461,137,879

TOTAL ENERGY EQUIPMENT & SERVICES		511,585,912

Machinery - 0.0%
Industrial Machinery - 0.0%
Energy Recovery, Inc. (a)(b)	21,800	160,012
Oil, Gas & Consumable Fuels - 4.6%
Coal & Consumable Fuels - 0.1%
Foresight Energy LP (b)	179,300	770,990
Oil & Gas Exploration & Production - 2.4%
Black Stone Minerals LP	518,500	8,337,480
Noble Energy, Inc.	128,000	4,693,760
		13,031,240
Oil & Gas Storage & Transport - 2.1%
Golar LNG Ltd.	79,533	2,175,228
StealthGas, Inc. (a)(c)	2,261,689	8,865,821
		11,041,049

TOTAL OIL, GAS & CONSUMABLE FUELS		24,843,279

TOTAL COMMON STOCKS
(Cost $614,085,901)		537,738,868

Money Market Funds - 5.5%
Fidelity Cash Central Fund, 0.18% (d)	2,846,615	2,846,615
Fidelity Securities Lending Cash Central Fund, 0.22% (d)(e)	26,876,649	26,876,649
TOTAL MONEY MARKET FUNDS
(Cost $29,723,264)		29,723,264
TOTAL INVESTMENT PORTFOLIO - 105.1%
(Cost $643,809,165)		567,462,132
NET OTHER ASSETS (LIABILITIES) - (5.1)%		(27,607,024)
NET ASSETS - 100%		$539,855,108

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10,575
Fidelity Securities Lending Cash Central Fund	139,975
Total	$150,550

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Enterprise Group, Inc.	3,949,532	320,509	--	--	1,149,665
Forbes Energy Services Ltd.	2,125,731	250,064	--	--	810,352
StealthGas, Inc.	15,003,472	--	905,086	--	8,865,821
Superior Drilling Products, Inc.	3,836,772	--	--	--	1,465,876
Vantage Drilling Co.	6,688,897	--	3,453,627	--	--
Xtreme Drilling & Coil Services Corp.	8,025,914	81,608	--	--	8,029,965
Total	$39,630,318	$652,181	$4,358,713	$--	$20,321,679

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $646,792,158. Net unrealized depreciation aggregated $79,330,026, of which $96,891,696 related to appreciated investment securities and $176,221,722 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolios®

Software and IT Services Portfolio (formerly Software and Computer Services Portfolio)

November 30, 2015

SOF-QTLY-0116
1.810708.111

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
Commercial Services & Supplies - 0.2%
Security & Alarm Services - 0.2%
Mix Telematics Ltd.	24,490,396	$4,912,988
Communications Equipment - 1.8%
Communications Equipment - 1.8%
QUALCOMM, Inc.	1,187,400	57,933,246
Consumer Finance - 0.6%
Consumer Finance - 0.6%
American Express Co.	283,400	20,302,776
Diversified Consumer Services - 1.6%
Education Services - 0.2%
Chegg, Inc. (a)(b)	936,200	6,796,812
Specialized Consumer Services - 1.4%
H&R Block, Inc.	1,285,491	47,164,665

TOTAL DIVERSIFIED CONSUMER SERVICES		53,961,477

Diversified Telecommunication Services - 0.8%
Alternative Carriers - 0.8%
inContact, Inc. (a)	2,623,756	25,896,472
Electronic Equipment & Components - 1.9%
Electronic Equipment & Instruments - 0.3%
Fitbit, Inc. (b)	317,400	9,115,728
Electronic Manufacturing Services - 1.6%
Trimble Navigation Ltd. (a)	2,371,200	54,300,480

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		63,416,208

Internet & Catalog Retail - 0.4%
Internet Retail - 0.4%
Groupon, Inc. Class A (a)(b)	4,152,100	11,999,569
Internet Software & Services - 36.6%
Internet Software & Services - 36.6%
Actua Corp. (a)	429,389	4,976,619
Alibaba Group Holding Ltd. sponsored ADR (a)	412,900	34,716,632
Alphabet, Inc.:
Class A (a)	363,600	277,372,260
Class C	446,360	331,466,936
Bazaarvoice, Inc. (a)(b)	1,179,900	5,462,937
ChannelAdvisor Corp. (a)	258,212	3,385,159
Cvent, Inc. (a)	220,200	7,955,826
Demandware, Inc. (a)	415,750	21,265,613
Endurance International Group Holdings, Inc. (a)	1,183,700	16,536,289
Facebook, Inc. Class A (a)	1,944,000	202,642,560
GrubHub, Inc. (a)(b)	291,800	7,481,752
LinkedIn Corp. Class A (a)	171,900	41,790,609
Marketo, Inc. (a)	491,400	14,874,678
New Relic, Inc.	236,200	8,883,482
NIC, Inc.	552,300	11,272,443
Opower, Inc. (a)(b)	503,500	4,727,865
Pandora Media, Inc. (a)	627,200	8,655,360
Rackspace Hosting, Inc. (a)	1,014,800	29,043,576
SciQuest, Inc. (a)	412,857	5,329,984
Shutterstock, Inc. (a)(b)	556,900	20,198,763
Textura Corp. (a)	364,100	8,793,015
Twitter, Inc. (a)	1,718,300	43,644,820
Web.com Group, Inc. (a)	834,434	20,201,647
Yahoo!, Inc. (a)	1,910,959	64,609,524
Yelp, Inc. (a)(b)	176,400	5,314,932
		1,200,603,281
IT Services - 19.0%
Data Processing & Outsourced Services - 16.0%
Alliance Data Systems Corp. (a)	21,400	6,138,590
EVERTEC, Inc.	946,100	16,253,998
ExlService Holdings, Inc. (a)	150,810	7,053,384
Fidelity National Information Services, Inc.	762,400	48,542,008
MasterCard, Inc. Class A	1,357,200	132,897,024
PayPal Holdings, Inc. (a)	1,058,400	37,319,184
The Western Union Co.	862,100	16,259,206
Visa, Inc. Class A	2,677,020	211,511,350
WEX, Inc. (a)	234,100	22,068,607
WNS Holdings Ltd. sponsored ADR (a)	535,360	16,462,320
Xerox Corp.	1,061,600	11,199,880
		525,705,551
IT Consulting & Other Services - 3.0%
IBM Corp.	508,900	70,950,838
Lionbridge Technologies, Inc.(a)(c)	5,347,575	28,342,148
		99,292,986

TOTAL IT SERVICES		624,998,537

Media - 0.5%
Advertising - 0.5%
Aimia, Inc.	374,331	2,746,972
MDC Partners, Inc. Class A	699,081	15,065,196
		17,812,168
Professional Services - 2.0%
Research & Consulting Services - 2.0%
ICF International, Inc.(a)(c)	1,806,236	64,356,189
Software - 30.7%
Application Software - 12.1%
Adobe Systems, Inc. (a)	832,300	76,122,158
Autodesk, Inc. (a)	457,900	29,062,913
Cadence Design Systems, Inc. (a)	959,700	21,401,310
Citrix Systems, Inc. (a)	933,700	71,586,779
Parametric Technology Corp. (a)	817,800	29,473,512
RealPage, Inc. (a)	192,800	4,282,088
Salesforce.com, Inc. (a)	1,212,726	96,642,135
Workday, Inc. Class A (a)	606,800	50,795,228
Zendesk, Inc. (a)	680,200	17,419,922
		396,786,045
Home Entertainment Software - 0.9%
Activision Blizzard, Inc.	747,900	28,165,914
Systems Software - 17.7%
Microsoft Corp.	6,788,700	368,965,842
NetSuite, Inc. (a)(b)	214,300	18,301,220
Oracle Corp.	4,007,000	156,152,790
Symantec Corp.	773,800	15,151,004
VMware, Inc. Class A (a)(b)	388,100	23,833,221
		582,404,077

TOTAL SOFTWARE		1,007,356,036

Technology Hardware, Storage & Peripherals - 1.3%
Technology Hardware, Storage & Peripherals - 1.3%
EMC Corp.	1,090,200	27,625,668
Seagate Technology LLC	404,300	14,530,542
		42,156,210
TOTAL COMMON STOCKS
(Cost $2,152,036,746)		3,195,705,157

Convertible Preferred Stocks - 0.2%
Software - 0.2%
Application Software - 0.2%
Deem, Inc. (a)(d)
(Cost $8,064,516)	2,497,881	6,794,236

Money Market Funds - 5.4%
Fidelity Cash Central Fund, 0.18% (e)	101,000,734	101,000,734
Fidelity Securities Lending Cash Central Fund, 0.22% (e)(f)	76,424,250	76,424,250
TOTAL MONEY MARKET FUNDS
(Cost $177,424,984)		177,424,984
TOTAL INVESTMENT PORTFOLIO - 103.0%
(Cost $2,337,526,246)		3,379,924,377
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(98,626,410)
NET ASSETS - 100%		$3,281,297,967

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,794,236 or 0.2% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Deem, Inc.	9/19/13	$8,064,516

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$91,654
Fidelity Securities Lending Cash Central Fund	441,329
Total	$532,983

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
E2open, Inc.	$13,347,484	$--	$--	$--	$--
ICF International, Inc.	81,216,278	--	4,937,462	--	64,356,189
Lionbridge Technologies, Inc.	35,222,828	--	5,582,861	--	28,342,148
MDC Partners, Inc. Class A (sub. vtg.)	89,859,570	--	58,043,322	1,503,885	--
Web.com Group, Inc.	51,303,292	--	47,010,615	--	--
WNS Holdings Ltd. sponsored ADR	71,644,587	--	68,889,596	--	--
Total	$342,594,039	$--	$184,463,856	$1,503,885	$92,698,337

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$3,195,705,157	$3,195,705,157	$--	$--
Convertible Preferred Stocks	6,794,236	--	--	6,794,236
Money Market Funds	177,424,984	177,424,984	--	--
Total Investments in Securities:	$3,379,924,377	$3,373,130,141	$--	$6,794,236

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $2,339,476,499. Net unrealized appreciation aggregated $1,040,447,878, of which $1,163,784,226 related to appreciated investment securities and $123,336,348 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolios®

Retailing Portfolio

November 30, 2015

RET-QTLY-0116
1.810717.111

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
Food & Staples Retailing - 1.8%
Drug Retail - 0.6%
CVS Health Corp.	126,300	$11,883,567
Hypermarkets & Super Centers - 1.2%
Costco Wholesale Corp.	135,243	21,830,925

TOTAL FOOD & STAPLES RETAILING		33,714,492

Food Products - 1.0%
Packaged Foods & Meats - 1.0%
Associated British Foods PLC	376,500	20,107,474
Hotels, Restaurants & Leisure - 2.0%
Restaurants - 2.0%
Chipotle Mexican Grill, Inc. (a)	20,300	11,764,865
Ruth's Hospitality Group, Inc.	153,400	2,646,150
Starbucks Corp.	379,600	23,303,644
		37,714,659
Household Durables - 1.4%
Home Furnishings - 0.3%
Tempur Sealy International, Inc. (a)	88,800	7,059,600
Household Appliances - 1.1%
Techtronic Industries Co. Ltd.	5,040,500	20,445,573

TOTAL HOUSEHOLD DURABLES		27,505,173

Internet & Catalog Retail - 31.1%
Internet Retail - 31.1%
Amazon.com, Inc. (a)	568,780	378,124,942
Netflix, Inc. (a)	901,200	111,144,996
Ocado Group PLC (a)(b)	1,769,600	9,861,220
Priceline Group, Inc. (a)	74,220	92,689,647
		591,820,805
Internet Software & Services - 1.5%
Internet Software & Services - 1.5%
Alibaba Group Holding Ltd. sponsored ADR (a)	173,100	14,554,248
Facebook, Inc. Class A (a)	135,700	14,145,368
		28,699,616
Multiline Retail - 1.6%
Department Stores - 1.2%
Macy's, Inc.	572,200	22,361,576
General Merchandise Stores - 0.4%
B&M European Value Retail S.A.	1,745,251	8,327,159

TOTAL MULTILINE RETAIL		30,688,735

Specialty Retail - 47.3%
Apparel Retail - 12.3%
Inditex SA	527,156	18,933,547
L Brands, Inc.	778,083	74,236,899
Ross Stores, Inc.	985,100	51,235,051
TJX Companies, Inc.	1,246,600	88,009,960
Zumiez, Inc. (a)	116,400	1,756,476
		234,171,933
Automotive Retail - 9.1%
AutoZone, Inc. (a)	107,263	84,069,522
O'Reilly Automotive, Inc. (a)	337,586	89,078,818
		173,148,340
Home Improvement Retail - 19.9%
Home Depot, Inc.	2,586,200	346,240,456
Lowe's Companies, Inc.	441,000	33,780,600
		380,021,056
Homefurnishing Retail - 0.5%
Restoration Hardware Holdings, Inc. (a)	95,200	8,555,624
Specialty Stores - 5.5%
Dufry AG (a)	31,850	3,810,794
Signet Jewelers Ltd.	199,600	26,225,444
Staples, Inc.	1,220,400	14,730,228
Tiffany & Co., Inc.	163,500	13,027,680
Tractor Supply Co.	199,500	17,825,325
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	179,600	29,993,200
		105,612,671

TOTAL SPECIALTY RETAIL		901,509,624

Technology Hardware, Storage & Peripherals - 0.8%
Technology Hardware, Storage & Peripherals - 0.8%
Apple, Inc.	122,000	14,432,600
Textiles, Apparel & Luxury Goods - 8.2%
Apparel, Accessories & Luxury Goods - 6.7%
Coach, Inc.	52,600	1,671,102
Compagnie Financiere Richemont SA Series A	85,500	6,388,602
G-III Apparel Group Ltd. (a)	845,326	38,775,104
Kate Spade & Co. (a)	485,400	9,727,416
lululemon athletica, Inc. (a)(b)	282,757	13,521,440
Michael Kors Holdings Ltd. (a)	79,200	3,407,184
PVH Corp.	126,000	11,502,540
Ralph Lauren Corp.	24,900	3,092,829
Swatch Group AG (Bearer) (Reg.)	55,334	3,646,445
Under Armour, Inc. Class A (sub. vtg.) (a)(b)	212,200	18,295,884
VF Corp.	281,800	18,232,460
		128,261,006
Footwear - 1.5%
NIKE, Inc. Class B	212,720	28,138,602

TOTAL TEXTILES, APPAREL & LUXURY GOODS		156,399,608

TOTAL COMMON STOCKS
(Cost $1,308,972,460)		1,842,592,786
	Principal Amount	Value

Convertible Bonds - 0.1%
Software - 0.1%
Home Entertainment Software - 0.1%
Take-Two Interactive Software, Inc. 1.75% 12/1/16 (Cost $1,000,000)	1,000,000	1,862,500
	Shares	Value

Money Market Funds - 5.4%
Fidelity Cash Central Fund, 0.18% (c)	73,032,854	73,032,854
Fidelity Securities Lending Cash Central Fund, 0.22% (c)(d)	28,827,303	28,827,303
TOTAL MONEY MARKET FUNDS
(Cost $101,860,157)		101,860,157
TOTAL INVESTMENT PORTFOLIO - 102.2%
(Cost $1,411,832,617)		1,946,315,443
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(41,261,944)
NET ASSETS - 100%		$1,905,053,499

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$47,021
Fidelity Securities Lending Cash Central Fund	60,166
Total	$107,187

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,842,592,786	$1,817,270,637	$25,322,149	$--
Convertible Bonds	1,862,500	--	1,862,500	--
Money Market Funds	101,860,157	101,860,157	--	--
Total Investments in Securities:	$1,946,315,443	$1,919,130,794	$27,184,649	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $1,412,665,009. Net unrealized appreciation aggregated $533,650,434, of which $583,000,232 related to appreciated investment securities and $49,349,798 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolios®

Environment and Alternative Energy Portfolio

November 30, 2015

ENV-QTLY-0116
1.810704.111

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value
Energy Efficiency - 50.7%
Buildings Energy Efficiency - 8.2%
A.O. Smith Corp.	44,700	$3,565,272
Lennox International, Inc.	22,700	3,085,384
		6,650,656
Diversified Energy Efficiency - 14.7%
Honeywell International, Inc.	93,000	9,667,349
Linear Technology Corp.	49,400	2,258,568
		11,925,917
Industrial Energy Efficiency - 13.4%
EnerSys	50,500	2,974,450
ON Semiconductor Corp. (a)	9,100	99,736
Praxair, Inc.	28,900	3,259,920
Rockwell Automation, Inc.	31,200	3,320,928
Rogers Corp. (a)	14,800	820,364
VMware, Inc. Class A (a)(b)	6,800	417,588
		10,892,986
Transport Energy Efficiency - 14.4%
BorgWarner, Inc.	47,300	2,019,237
Delphi Automotive PLC	67,900	5,967,052
Innospec, Inc.	62,800	3,667,520
		11,653,809

TOTAL ENERGY EFFICIENCY		41,123,368

Environmental Support Services - 7.3%
Diversified Environmental - 6.3%
3M Co.	18,200	2,849,756
Parker Hannifin Corp.	21,900	2,292,054
		5,141,810
Environmental Consultancies - 1.0%
AECOM Technology Corp. (a)	24,200	770,286

TOTAL ENVIRONMENTAL SUPPORT SERVICES		5,912,096

Food Agriculture & Forestry - 8.4%
Sustainable and Efficient Agriculture - 7.1%
Deere & Co. (b)	71,000	5,649,470
Whole Foods Market, Inc.	5,200	151,580
		5,801,050
Sustainable Forestry and Plantations - 1.3%
Potlatch Corp.	30,800	1,029,336

TOTAL FOOD AGRICULTURE & FORESTRY		6,830,386

Miscellaneous Environmental - 0.4%
Other Environmental - 0.4%
IBM Corp.	2,100	292,782
Pollution Control - 8.1%
Pollution Control Solutions - 8.1%
Cummins, Inc.	23,400	2,348,658
Tenneco, Inc. (a)	78,000	4,202,640
		6,551,298
Renewable & Alternative Energy - 10.6%
Other Renewables Equipment - 3.6%
Andritz AG	56,100	2,943,766
Renewable Energy Developers and independent Power Producers (IPPs) - 7.0%
Iberdrola SA	429,318	3,007,795
IDACORP, Inc.	22,900	1,558,116
Portland General Electric Co.	30,300	1,118,676
		5,684,587

TOTAL RENEWABLE & ALTERNATIVE ENERGY		8,628,353

Waste Management & Technologies - 1.7%
Recycling and Value Added Waste Processing - 1.7%
Copart, Inc. (a)	35,000	1,381,450
Water Infrastructure & Technologies - 8.5%
Diversified Water Infrastructure and Technology - 0.4%
Danaher Corp.	3,300	318,087
Water Infrastructure - 8.1%
Crane Co.	11,000	572,220
Roper Industries, Inc.	21,318	4,124,820
Valmont Industries, Inc. (b)	15,750	1,846,688
		6,543,728

TOTAL WATER INFRASTRUCTURE & TECHNOLOGIES		6,861,815

TOTAL COMMON STOCKS
(Cost $74,424,495)		77,581,548

Money Market Funds - 12.1%
Fidelity Cash Central Fund, 0.18% (c)	3,361,631	3,361,631
Fidelity Securities Lending Cash Central Fund, 0.22% (c)(d)	6,433,025	6,433,025
TOTAL MONEY MARKET FUNDS
(Cost $9,794,656)		9,794,656
TOTAL INVESTMENT PORTFOLIO - 107.8%
(Cost $84,219,151)		87,376,204
NET OTHER ASSETS (LIABILITIES) - (7.8)%		(6,344,335)
NET ASSETS - 100%		$81,031,869

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,241
Fidelity Securities Lending Cash Central Fund	14,110
Total	$18,351

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to theFidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $84,233,782. Net unrealized appreciation aggregated $3,142,422 of which $7,862,841 related to appreciated investment securities and $4,720,419 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Select Portfolios®

Health Care Services Portfolio (formerly Medical Delivery Portfolio)

November 30, 2015

MED-QTLY-0116
1.810676.111

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
Commercial Services & Supplies - 0.1%
Environmental & Facility Services - 0.1%
Stericycle, Inc. (a)	5,500	$663,960
Food & Staples Retailing - 0.1%
Drug Retail - 0.1%
CVS Health Corp.	5,300	498,677
Jean Coutu Group, Inc. Class A (sub. vtg.)	33,000	441,829
		940,506
Health Care Equipment & Supplies - 0.1%
Health Care Equipment - 0.1%
IDEXX Laboratories, Inc. (a)	7,100	502,822
Health Care Providers & Services - 99.5%
Health Care Distributors & Services - 20.9%
AmerisourceBergen Corp.	300,200	29,611,728
Cardinal Health, Inc.	702,300	60,994,755
Henry Schein, Inc. (a)	200,100	31,311,648
McKesson Corp.	402,800	76,270,180
		198,188,311
Health Care Facilities - 13.9%
Acadia Healthcare Co., Inc. (a)	20,200	1,394,002
AmSurg Corp. (a)	252,816	21,251,713
Community Health Systems, Inc. (a)	305,200	8,832,488
HCA Holdings, Inc. (a)	638,800	43,476,728
HealthSouth Corp.	312,900	11,010,951
LifePoint Hospitals, Inc. (a)	105,600	7,562,016
U.S. Physical Therapy, Inc.	202,916	10,722,081
Universal Health Services, Inc. Class B	228,100	27,718,712
		131,968,691
Health Care Services - 26.5%
Accretive Health, Inc. (a)(b)	1,140,700	2,338,435
Adeptus Health, Inc. Class A (a)(b)	37,300	2,241,357
Air Methods Corp. (a)(b)	200,600	8,766,220
BioScrip, Inc. (a)(b)	548,202	1,162,188
Corvel Corp. (a)	103,200	3,999,000
DaVita HealthCare Partners, Inc. (a)	511,200	37,338,048
Envision Healthcare Holdings, Inc. (a)	175,800	4,834,500
Express Scripts Holding Co. (a)	1,260,450	107,743,266
Fresenius SE & Co. KGaA	67,700	4,962,122
Laboratory Corp. of America Holdings (a)	138,200	16,796,828
Landauer, Inc.	63,100	2,571,325
MEDNAX, Inc. (a)	288,400	20,583,108
Providence Service Corp. (a)	60,500	2,929,410
Quest Diagnostics, Inc.	328,700	22,456,784
Team Health Holdings, Inc. (a)	213,700	11,783,418
		250,506,009
Managed Health Care - 38.2%
Aetna, Inc.	414,200	42,559,050
Anthem, Inc.	317,900	41,447,802
Centene Corp. (a)	127,700	7,374,675
Cigna Corp.	420,000	56,691,600
Health Net, Inc. (a)	53,900	3,409,714
HealthEquity, Inc. (a)	67,500	2,227,500
Humana, Inc.	140,800	23,747,328
Molina Healthcare, Inc. (a)	61,900	3,730,094
UnitedHealth Group, Inc. (b)	1,596,997	179,997,531
		361,185,294

TOTAL HEALTH CARE PROVIDERS & SERVICES		941,848,305

Health Care Technology - 0.0%
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	4,500	18,000
Industrial Conglomerates - 0.0%
Industrial Conglomerates - 0.0%
Danaher Corp.	5,200	501,228
Professional Services - 0.1%
Research & Consulting Services - 0.1%
Huron Consulting Group, Inc. (a)	8,800	510,488
Verisk Analytics, Inc. (a)	6,700	502,165
		1,012,653
TOTAL COMMON STOCKS
(Cost $628,815,126)		945,487,474

Money Market Funds - 1.4%
Fidelity Cash Central Fund, 0.18% (c)	4,411,186	4,411,186
Fidelity Securities Lending Cash Central Fund, 0.22% (c)(d)	9,159,975	9,159,975
TOTAL MONEY MARKET FUNDS
(Cost $13,571,161)		13,571,161
TOTAL INVESTMENT PORTFOLIO - 101.3%
(Cost $642,386,287)		959,058,635
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(12,580,272)
NET ASSETS - 100%		$946,478,363

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$17,700
Fidelity Securities Lending Cash Central Fund	23,678
Total	$41,378

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$945,487,474	$940,525,352	$4,962,122	$--
Money Market Funds	13,571,161	13,571,161	--	--
Total Investments in Securities:	$959,058,635	$954,096,513	$4,962,122	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended November 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$16,826,801
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $644,453,602. Net unrealized appreciation aggregated $314,605,033, of which $350,526,286 related to appreciated investment securities and $35,921,253 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Select Portfolios’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Select Portfolios

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	January 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	January 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 28, 2016